                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                                                                        [ ]
                       Post-Effective Amendment No. 29                  [X]
                              (File No. 33-15290)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 46                          [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2006 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006


IDS LIFE OF NEW YORK

VARIABLE UNIVERSAL LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251


            Web site address: riversource.com/lifeinsurance


            IDS LIFE OF NEW YORK ACCOUNT 8

This prospectus contains information that you should know about the life insurance policy before investing in IDS Life of New York Variable Universal Life Insurance (VUL-NY).


The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:


o     A fixed account to which we credit interest.

o     Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under this policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o     Are NOT deposits or obligations of a bank or financial institution;

o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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           RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 1
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

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS......................................................3

      Policy Benefits..........................................................3

      Policy Risks.............................................................5

      Fund Risks...............................................................6

FEE TABLES.....................................................................7

      Transaction Fees.........................................................7

      Charges Other than Fund Operating Expenses...............................7

      Annual Operating Expenses of the Funds...................................9


LOADS, FEES AND CHARGES.......................................................11

      Premium Expense Charge..................................................11

      Monthly Deduction.......................................................12

      Surrender Charge........................................................13

      Partial Surrender Charge................................................13

      Mortality and Expense Risk Charge.......................................13

      Annual Operating Expenses of the Funds..................................14

      Effect of Loads, Fees and Charges.......................................14

      Other Information on Charges............................................14

IDS LIFE OF NEW YORK..........................................................14

THE VARIABLE ACCOUNT AND THE FUNDS............................................14

      Relationship Between Funds and Subaccounts..............................24

      Substitution of Investments.............................................24

      Voting Rights...........................................................24

THE FIXED ACCOUNT.............................................................25

PURCHASING YOUR POLICY........................................................25

      Application.............................................................25

      Premiums................................................................25

POLICY VALUE..................................................................26

      Fixed Account...........................................................26

      Subaccounts.............................................................26

KEEPING THE POLICY IN FORCE...................................................28

      Death Benefit Guarantee.................................................28

      Grace Period............................................................28

      Reinstatement...........................................................28

      Exchange Right..........................................................28

PROCEEDS PAYABLE UPON DEATH...................................................29

      Change in Death Benefit Option..........................................29

      Changes in Specified Amount.............................................29

      Misstatement of Age or Sex..............................................31

      Suicide.................................................................31

      Beneficiary.............................................................31

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS...........................31

      Restrictions on Transfers...............................................31

      Fixed Account Transfer Policies.........................................33

      Minimum Transfer Amounts................................................33

      Maximum Transfer Amounts................................................33

      Maximum Number of Transfers Per Year....................................33

      Automated Transfers.....................................................33

      Automated Dollar-Cost Averaging.........................................34

      Asset Rebalancing.......................................................34

POLICY LOANS..................................................................35

      Minimum Loan Amounts....................................................35

      Maximum Loan Amounts....................................................35

      Allocation of Loans to Accounts.........................................35

      Repayments..............................................................35

      Overdue Interest........................................................35

      Effect of Policy Loans..................................................35

POLICY SURRENDERS.............................................................35

      Total Surrenders........................................................35

      Partial Surrenders......................................................36

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER.............................36

PAYMENT OF POLICY PROCEEDS....................................................37

      Payment Options.........................................................37

      Deferral of Payments....................................................37

FEDERAL TAXES.................................................................38

      IDS Life OF New York's Tax Status.......................................38

      Taxation of Policy Proceeds.............................................38

      Modified Endowment Contracts............................................40

      Other Tax Considerations................................................40

      Split Dollar Arrangements...............................................41

DISTRIBUTION OF THE POLICY....................................................42

LEGAL PROCEEDINGS.............................................................43

POLICY ILLUSTRATIONS..........................................................43

KEY TERMS.....................................................................47

FINANCIAL STATEMENTS..........................................................48

CORPORATE REORGANIZATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your policy.


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2  RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

POLICY BENEFITS AND RISKS


This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS

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                POLICY BENEFIT                        WHAT IT MEANS                           HOW IT WORKS
---------------------------------------------------------------------------------------------------------------------------------


DEATH BENEFIT                             We will pay a benefit to the            The amount payable is the death benefit
                                          beneficiary of the policy when the      amount minus any indebtedness as of the
                                          insured dies. Before the insured's      death benefit valuation date. You may
                                          attained insurance age 100, your        choose either of the following death
                                          policy's death benefit can never be     benefit options:
                                          less than the specified amount unless
                                          you change that amount or your policy   OPTION 1 (LEVEL AMOUNT): If death is
                                          has outstanding indebtedness.           prior to the maturity date, the death
                                                                                  benefit amount is the greater of the
                                                                                  following as determined on the death
                                                                                  benefit valuation date:


                                                                                  o   the specified amount; or

                                                                                  o   a percentage of the policy value.

                                                                                  OPTION 2 (VARIABLE AMOUNT): If death is
                                                                                  prior to the maturity date, the death
                                                                                  benefit amount is the greater of the
                                                                                  following as determined on the death
                                                                                  benefit valuation date:

                                                                                  o   the policy value plus the specified
                                                                                      amount; or

                                                                                  o   the percentage of the policy value.

                                                                                  You may change the death benefit option
                                                                                  or specified amount within certain
                                                                                  limits, but doing so generally will
                                                                                  affect policy charges.
---------------------------------------------------------------------------------------------------------------------------------


MATURITY BENEFIT                          If the insured is alive at insurance    The policy matures at the insured's
                                          age 100, the policy ends.               attained insurance age 100. We pay you
                                                                                  the cash surrender value as a maturity
                                                                                  benefit.


---------------------------------------------------------------------------------------------------------------------------------


OPTIONAL INSURANCE BENEFITS               You may add optional benefits to your   AVAILABLE RIDERS YOU MAY ADD:
                                          policy at an additional cost, in the
                                          form of riders (if you meet certain     o   ACCIDENTAL DEATH BENEFIT RIDER (ADB):
                                          requirements). The amounts of these         ADB provides an additional death benefit
                                          benefits do not vary with investment        if the insured's death is caused by
                                          experience of the variable account.         accidental injury.
                                          Certain restrictions apply and are
                                          clearly described in the applicable     o   CHILDREN'S INSURANCE RIDER (CIR): CIR
                                          rider.                                      provides level term coverage on each
                                                                                      eligible child.


                                                                                  o   OTHER INSURED RIDER (OIR): OIR
                                                                                      provides a level, adjustable death
                                                                                      benefit on the life of each other insured
                                                                                      covered.

                                                                                  O   WAIVER OF MONTHLY DEDUCTION RIDER
                                                                                      (WMD): Under WMD, we will waive the
                                                                                      monthly deduction if the insured becomes
                                                                                      totally disabled before age 60.

---------------------------------------------------------------------------------------------------------------------------------


DEATH BENEFIT GUARANTEE (DBG)             Your policy will not lapse (end         DEATH BENEFIT GUARANTEE: The policy has a
                                          without value) if the DBG is in         DBG option, which guarantees the policy
                                          effect, even if the cash surrender      will not lapse before the insured's
                                          value is less than the amount needed    attained insurance age 65 (or five years
                                          to pay the monthly deduction.           from the policy date, if later). The DBG
                                                                                  remains in effect if you meet certain
                                                                                  premium requirements and indebtedness
                                                                                  does not exceed the policy value minus
                                                                                  surrender charges.


---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUMS                         You choose when to pay premiums and     When you apply for your policy, you state
                                          how much premium to pay.                how much you intend to pay and whether
                                                                                  you will pay quarterly, semiannually or
                                                                                  annually. You may also make additional,
                                                                                  unscheduled premium payments subject to
                                                                                  certain limits. We may refuse premiums in
                                                                                  order to comply with the Code. Although
                                                                                  you have flexibility in paying premiums,
                                                                                  the amount and frequency of your payments
                                                                                  will affect the policy value, cash
                                                                                  surrender value and the length of time
                                                                                  your policy will remain in force as well
                                                                                  as affect whether the DBG remains in
                                                                                  effect.
---------------------------------------------------------------------------------------------------------------------------------

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           RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 3
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

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           POLICY BENEFIT                             WHAT IT MEANS                          HOW IT WORKS
--------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR POLICY ("FREE        You may return your policy for any     You may mail or deliver the policy to
LOOK")                                     reason and receive a full refund of    our home office or to your sales
                                           all premiums paid.                     representative with a written request
                                                                                  for cancellation by the 10th day after
                                                                                  you receive it or the 45th day after you
                                                                                  sign your application. On the date your
                                                                                  request is postmarked or received, the
                                                                                  policy will immediately be considered
                                                                                  void from the start.

                                                                                  Under our current administrative
                                                                                  practice, your request to cancel the
                                                                                  policy under the "Free Look" provision
                                                                                  will be honored if received at our home
                                                                                  office within 30 days from the latest of
                                                                                  the following dates:

                                                                                  o   The date we mail the policy from our
                                                                                      office.

                                                                                  o   The policy date (only if the policy
                                                                                      is issued in force).

                                                                                  o   The date your sales representative
                                                                                      delivers the policy to you as evidenced
                                                                                      by our policy delivery receipt, which
                                                                                      you must sign and date.

                                                                                  We reserve the right to change or
                                                                                  discontinue this administrative practice
                                                                                  at any time.

--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                             For two years after the policy is      Because the policy itself offers a fixed
                                           issued, you can exchange it for one    return option, all you need to do is
                                           that provides benefits that do not     transfer all of the policy value in the
                                           vary with the investment return of     subaccounts to the fixed account. This
                                           the subaccounts.                       exchange does not require our
                                                                                  underwriting approval. We do not issue a
                                                                                  new policy.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES                         You may direct your net premiums or
                                           transfer your policy's value to:



                                           o   THE VARIABLE ACCOUNT WHICH         o   UNDER THE VARIABLE ACCOUNT your
                                               consists of subaccounts, each of       policy's value may increase or decrease
                                               which invests in a fund with a         daily, depending on the investment
                                               particular investment objective; or    return. No minimum amount is guaranteed.


                                           o   THE FIXED ACCOUNT which is our     o   THE FIXED ACCOUNT earns interest
                                               general investment account.            rates that we adjust periodically. This
                                                                                      rate will never be lower than 4.5%.
--------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                                 You may cancel the policy while it     The cash surrender value is the policy
                                           is in force and receive its cash       value minus indebtedness minus any
                                           surrender value or take a partial      applicable surrender charges. Partial
                                           surrender out of your policy.          surrenders are available within certain
                                                                                  limits for a fee.
--------------------------------------------------------------------------------------------------------------------------------


LOANS                                      You may borrow against your policy's   Your policy secures the loan..
                                           cash surrender value.


--------------------------------------------------------------------------------------------------------------------------------


TRANSFERS                                  You may transfer your policy's value.  You may transfer policy value from one subaccount to another or between
                                                                                  subaccounts and the fixed account.
                                                                                  Certain restrictions may apply. You can
                                                                                  also arrange for automated transfers
                                                                                  among the fixed account and
                                                                                  subaccounts.


--------------------------------------------------------------------------------------------------------------------------------

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4  RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

POLICY RISKS

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           POLICY RISK                                WHAT IT MEANS                          WHAT CAN HAPPEN
----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT RISK                            You direct your net premiums or        o   You can lose cash values due to
                                           transfer your policy's value to a          adverse investment experience. No minimum
                                           subaccount that may drop in value.         amount is guaranteed under the subaccounts
                                                                                      of the variable account.


                                                                                  o   Your death benefit under Option 2 may
                                                                                      be lower due to adverse investment
                                                                                      experience.

                                                                                  o   Your policy could lapse due to adverse
                                                                                      investment experience if the DBG is not in
                                                                                      effect and you do not pay the premiums
                                                                                      needed to maintain coverage.
                                           ---------------------------------------------------------------------------------------

                                           You transfer your policy's value       o   The value of the subaccount from which
                                           between subaccounts.                       you transferred could increase while the
                                                                                      value of the subaccount to which you
                                                                                      transferred could decrease.

----------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY VALUES IN EARLY     The policy is not suitable as a        o   If you are unable to afford the
YEARS                                      short-term investment.                     premiums needed to keep the policy in
                                                                                      force for a long period of time, your
                                                                                      policy could lapse with no value.
                                           ---------------------------------------------------------------------------------------

                                           Your policy has little or no cash      o   Surrender charges apply to this policy
                                           surrender value in the early policy        for the first ten years. Surrender charges
                                           years.                                     can significantly reduce policy value.
                                                                                      Poor investment performance can also
                                                                                      significantly reduce policy values. During
                                                                                      early policy years the cash surrender
                                                                                      value may be less than the premiums you
                                                                                      pay for the policy.

                                           ---------------------------------------------------------------------------------------
                                           Your ability to take partial           o   You cannot take partial surrenders
                                           surrenders is limited.                     during the first policy year.
----------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                                 You do not pay the premiums needed     o   We will not pay a death benefit if your
                                           to maintain coverage.                      policy lapses.
                                           ---------------------------------------------------------------------------------------
                                           Your policy may lapse due to           o   Surrender charges affect the surrender
                                           surrender charges                          value, which is a measure we use to
                                                                                      determine whether your policy will enter a
                                                                                      grace period (and possibly lapse). A
                                                                                      partial surrender will reduce the policy
                                                                                      value, will reduce the death benefit and
                                                                                      may terminate the DBG.
                                           ---------------------------------------------------------------------------------------


                                           You take a loan against your policy.   o   Taking a loan increases the risk that
                                                                                      your policy will lapse, will have a
                                                                                      permanent effect on the policy value, will
                                                                                      reduce the death benefit and may terminate
                                                                                      the DBG.

                                                                                  o   The lapse may have adverse tax
                                                                                      consequences.


                                           ---------------------------------------------------------------------------------------
                                           Your policy can lapse due to poor      o   Your policy could lapse due to adverse
                                           investment performance.                    investment experience if the DBG is not in
                                                                                      effect and you do not pay premium needed
                                                                                      to maintain coverage.
----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE/REPLACEMENT RISK                  You drop another policy to buy this    o   You may pay surrender charges on the
                                           one.                                       policy you drop.

                                                                                  o   This policy has surrender charges,
                                                                                      which may extend beyond those in the
                                                                                      policy you drop.

                                                                                  o   You will be subject to new
                                                                                      incontestability and suicide periods.

                                                                                  o   You may be in a higher insurance
                                                                                      risk-rating category now and you may pay
                                                                                      higher premiums.
                                           ---------------------------------------------------------------------------------------
                                           You use cash values or dividends       o   If you borrow from another policy to
                                           from another policy to buy this one.       buy this one, the loan reduces the death
                                                                                      benefit on the other policy. If you fail
                                                                                      to repay the loan and accrued interest,
                                                                                      you could lose the other coverage and you
                                                                                      may be subject to income tax if the policy
                                                                                      ends with a loan against it.

                                                                                  o   The exchange may have adverse tax
                                                                                      consequences.
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

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           RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 5
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

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           POLICY RISK                                WHAT IT MEANS                          WHAT CAN HAPPEN
---------------------------------------------------------------------------------------------------------------------------------


TAX RISK                                   Certain changes you make to the        o   Federal income tax on earnings will
                                           policy may cause it to become a            apply to surrenders or loans from a
                                           "modified endowment contract" for          modified endowment contract or an
                                           federal income tax purposes.               assignment of a modified endowment
                                                                                      contract. Earnings come out first on
                                                                                      surrenders or loans from a modified
                                                                                      endowment contract or an assignment of a
                                                                                      modified endowment contract. If you are
                                                                                      under age 59(1)/2, a 10% penalty tax also
                                                                                      may apply to these earnings.

                                           --------------------------------------------------------------------------------------
                                           Your policy is not a modified          o   You will be taxed on any earnings
                                           endowment contract and it lapses or        generated in the policy -- earnings in
                                           is fully surrendered with an               policy cash value and earnings previously
                                           outstanding policy loan.                   taken via existing loans. It could be the
                                                                                      case that a policy with a relatively
                                                                                      small existing cash value could have
                                                                                      significant earnings that will be taxed
                                                                                      upon lapse or surrender of the policy.

                                           --------------------------------------------------------------------------------------
                                           Congress may change current tax law    o   You could lose any or all of the
                                           at any time.                               specific federal income tax attributes
                                                                                      and benefits of a life insurance policy
                                           The interpretation of current tax          including tax-deferred accrual of cash
                                           law is subject to change by the            values, your ability to take a loan from
                                           Internal Revenue Service (IRS) or          the policy and income tax free death
                                           the courts at any time.                    benefits.

                                           --------------------------------------------------------------------------------------
                                           The policy fails to qualify as life    o   Earnings are taxable as ordinary
                                           insurance for federal income tax           income. Your beneficiary may have to pay
                                           purposes.                                  income tax on part or all of the death
                                                                                      benefit.
                                           --------------------------------------------------------------------------------------
                                           The IRS determines that you, not the   o   You may be taxed on the income of
                                           Variable Account, are the owner of         each subaccount to the extent of your
                                           the fund shares held by our Variable        investment.
                                           Account.

                                           --------------------------------------------------------------------------------------
                                           You buy this policy to fund a          o   The tax-deferred accrual of cash
                                           tax-deferred retirement plan.              values provided by the policy is
                                                                                      unnecessary because tax deferral is
                                                                                      provided by the tax-deferred retirement
                                                                                      plan.
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

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF THE POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


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6 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES

---------------------------------------    -----------------------------------   -------------------------------------------------
               CHARGE                           WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
---------------------------------------    -----------------------------------   -------------------------------------------------
PREMIUM EXPENSE CHARGE*                    When you pay premium.                  3.5% of each premium payment.
----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE**                         When you surrender your policy for     Rate per $1,000 of the initial specified
                                           its full cash surrender value, or      amount:
                                           the policy lapses, during the first    MINIMUM: $5.11 -- Female, Standard, Age 1
                                           ten years and for ten years after      MAXIMUM: $36.80 -- Male, Standard, Age 85
                                           requesting an increase in the          REPRESENTATIVE INSURED: $10.42 -- Male, Nonsmoker,
                                           specified amount.                      Age 40
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE                   When you surrender part of the value   The lesser of:
                                           of your policy.                        o   $25; or
                                                                                  o   2% of the amount surrendered.
----------------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND ELECTRONIC       When we pay policy proceeds by         o   $15 -- United States
FUND TRANSFERS OF LOAN PAYMENTS AND        express mail or electronic fund        o   $30 -- International
SURRENDERS                                 transfer.
----------------------------------------------------------------------------------------------------------------------------------

 * A sales charge of 2.5% and a premium tax charge of 1% make up the premium expense charge.

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

---------------------------------------    -----------------------------------   -------------------------------------------------
               CHARGE                           WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
---------------------------------------    -----------------------------------   -------------------------------------------------
COST OF INSURANCE CHARGES*                 Monthly.                               Monthly rate per $1,000 of net amount at risk:
                                                                                  MINIMUM: $.05 -- Female, Standard, Age 10
                                                                                  MAXIMUM: $40.64 -- Male, Smoker, Age 99
                                                                                  REPRESENTATIVE INSURED: $.19 -- Male, Nonsmoker,
                                                                                  Age 40

----------------------------------------------------------------------------------------------------------------------------------
POLICY FEE                                 Monthly.                               GUARANTEED: $5 per month.
----------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT GUARANTEE CHARGE**           Monthly.                               The monthly rate is $.01 per $1,000 of the
                                                                                  current specified amount and .01 per $1,000 of
                                                                                  coverage under the OIR.
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE          Daily.                                 GUARANTEED: .90% of the average daily net
                                                                                  asset value of the subaccounts for all policy
                                                                                  years.
----------------------------------------------------------------------------------------------------------------------------------

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           RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 7
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

---------------------------------------    -----------------------------------   ---------------------------------------------------
               CHARGE                           WHEN CHARGE IS DEDUCTED                              AMOUNT DEDUCTED
---------------------------------------    -----------------------------------   ---------------------------------------------------
INTEREST RATE ON LOANS                     When loan is taken.                    GUARANTEED: 6.1% payable in advance for all
                                                                                  policy years. Equivalent to 6.5% effective annual
                                                                                  rate.

                                                                                  CURRENT:

                                                                                  For policies purchased before May 1, 1993:

                                                                                  o   6.1% payable in advance for all policy years.
                                                                                      Equivalent to 6.5% effective annual rate.

                                                                                  For policies purchased on or after May 1, 1993:

                                                                                  o   6.1% payable in advance for policy years
                                                                                      1-10. Equivalent to 6.5% effective annual
                                                                                      rate.

                                                                                  o   4.3% payable in advance for policy years 11+.
                                                                                      Equivalent to a 4.5% effective rate.

------------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER (ADB)*      Monthly.                               Monthly rate per $1,000 of accidental death
                                                                                  benefit amount:

                                                                                  MINIMUM: $.04 -- Female, Age 5
                                                                                  MAXIMUM: $.16 -- Male, Age 69
                                                                                  REPRESENTATIVE INSURED: $.08 -- Male, Nonsmoker,
                                                                                  Age 40
------------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S INSURANCE RIDER (CIR)           Monthly.                               Monthly rate per $1,000 of CIR specified amount:
                                                                                  $.58
------------------------------------------------------------------------------------------------------------------------------------
OTHER INSURED RIDER (OIR)*                 Monthly.                               Monthly rate per $1,000 of OIR specified amount:

                                                                                  MINIMUM: $.05 -- Female, Standard, Age 10
                                                                                  MAXIMUM: $40.64 -- Male, Smoker, Age 99
                                                                                  REPRESENTATIVE INSURED: $.19 -- Male, Nonsmoker,
                                                                                  Age 40
------------------------------------------------------------------------------------------------------------------------------------
WAIVER OF MONTHLY                          Monthly.                               Monthly rate per $1,000 of net amount risk plus
DEDUCTION RIDER (WMD)*                                                            the OIR specified amount if applicable:

                                                                                  MINIMUM:
                                                                                  $.01 - Female, Standard, Age 25

                                                                                  MAXIMUM:
                                                                                  $.31 - Male, Smoker, Age 59

                                                                                  REPRESENTATIVE INSURED:
                                                                                  $.02 - Male, Nonsmoker, Age 40

                                                                                  If you have a CIR, there will be an additional
                                                                                  charge of $.02 per month per $1,000 of the CIR
                                                                                  specified amount.
------------------------------------------------------------------------------------------------------------------------------------

 * This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.


** This charge is deducted only while the DBG is in effect during the first five policy years or until the insured's attained insurance age 65, whichever is later.


--------------------------------------------------------------------------------
8 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

--------------------------------------------------------------------------------
MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)
--------------------------------------------------------------------------------

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                   MINIMUM              MAXIMUM
-------------------------------------------------------------------------------------------------
Total expenses before fee waivers and/or expense reimbursements     0.53%                1.52%
-------------------------------------------------------------------------------------------------

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                           GROSS TOTAL
                                                                     MANAGEMENT     12B-1    OTHER            ANNUAL
                                                                         FEES       FEES    EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series I Shares                      0.61%        --%     0.29%         0.90%(1),(2)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund, Series I Shares                       0.75         --      0.34          1.09(1),(3)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund, Series I Shares                               0.60         --      0.27          0.87(1),(2)
-------------------------------------------------------------------------------------------------------------------------------
American Century VP International, Class I                               1.23         --        --          1.23(4)
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Value, Class I                                       0.93         --        --          0.93(4)
-------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. Social Balanced Portfolio                  0.70         --      0.22          0.92(5)
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Mid-Cap Growth Portfolio                           0.90         --      0.47          1.37(6)
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth Portfolio                         0.90         --      0.24          1.14(4)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth & Income Portfolio Service Class                  0.47       0.10      0.12          0.69(7)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class                          0.57       0.10      0.12          0.79(7)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class                         0.72       0.10      0.17          0.99(7)
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Real Estate Fund - Class 2                               0.47       0.25      0.02          0.74(8),(9)
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                0.52       0.25      0.17          0.94(9),(10)
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Foreign Securities Fund - Class 2                       0.65       0.25      0.17          1.07(10)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                     0.80         --      0.07          0.87(11)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                       0.75         --      0.18          0.93(11)
(previously Goldman Sachs VIT CORESM Small Cap Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund                            0.65         --      0.09          0.74(11)
(previously Goldman Sachs VIT CORESM U.S. Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Technology Portfolio: Service Shares           0.64       0.25      0.09          0.98(12)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio: Service Shares        0.64       0.25      0.06          0.95(12)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares              0.64       0.25      0.03          0.92(12)
-------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity Portfolio                         0.75       0.25      0.21          1.21(13)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class                     0.75       0.25      0.15          1.15(14),(15)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class                              0.90       0.25      0.16          1.31(14),(15)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB Shares                              0.68       0.25      0.10          1.03(16)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund - Class IB Shares         1.00       0.25      0.25          1.50(16)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IA Shares                       0.61         --      0.05          0.66(4)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                   0.65       0.25      0.09          0.99(4)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                       0.54       0.13      0.14          0.81(17),(18),(19)
(previously AXP(R) Variable Portfolio - Managed Fund)
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)
--------------------------------------------------------------------------------
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                        GROSS TOTAL
                                                                     MANAGEMENT     12B-1    OTHER         ANNUAL
                                                                         FEES       FEES    EXPENSES      EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Cash Management Fund                0.33%      0.13%      0.15%   0.61%(17),(18)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Bond Fund               0.47       0.13       0.17    0.77(17),(18)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      0.68       0.13       0.16    0.97(17),(18),(19)
(previously AXP(R) Variable Portfolio - Diversified Equity Income
Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Emerging Markets Fund               1.05       0.13       0.34    1.52(17),(18),(19),(20)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Bond Fund                    0.71       0.13       0.20    1.04(17),(18)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Growth Fund                         0.66       0.13       0.17    0.96(17),(18),(19)
(previously AXP(R) Variable Portfolio - Growth Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                0.59       0.13       0.16    0.88(17),(18)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - International Opportunity Fund      0.72       0.13       0.20    1.05(17),(18),(19)
(previously AXP(R) Variable Portfolio - Threadneedle
International Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               0.56       0.13       0.14    0.83(17),(18),(19)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                 0.63       0.13       0.17    0.93(17),(18),(19),(20)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                  0.22       0.13       0.18    0.53(17),(18),(20)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Short Duration U.S.
Government Fund                                                          0.48       0.13       0.17    0.78(17),(18)
(previously AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund)
-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund            0.80       0.13       0.22    1.15(17),(18),(19)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
-------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio                                                1.25         --       0.07    1.32(4)
-------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                             0.90         --       0.29    1.19(4)
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                           0.95         --       0.18    1.13(4)
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                            0.90         --       0.05    0.95(4)
-------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total operating expenses of Series I shares to 1.30% of average daily nets assets. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund, Series I Shares has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total operating expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total operating expenses to exceed the limit stated above:
      (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series I Shares and AIM V.I. Core Equity Fund, Series I Shares the "Gross total annual expenses" have been restated to reflect such reorganization.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.

(6) Fee waivers and or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time. For the period beginning March 1, 2006 through Feb. 28, 2007, Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.25% for Credit Suisse Trust - Mid-Cap Growth Portfolio.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.64% for Fidelity(R) VIP Growth & Income Portfolio Service Class, 0.74% for Fidelity(R) VIP Mid Cap Portfolio Service Class and 0.92% for Fidelity(R) VIP Overseas Portfolio Service Class. These offsets may be discontinued at any time.

(8) The Fund's administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.


--------------------------------------------------------------------------------
10 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.05%) and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.

(11) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity Fund, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund and 0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval. In addition, for Goldman Sachs VIT Structured Small Cap Equity Fund, effective July 1, 2005, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets.

(12) Janus Capital has contractually agreed to waive certain Portfolio's total annual operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(13) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement International Equity Portfolio.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.

(16) Putnam's Management has a contractual agreement to limit expenses through Dec. 31, 2006. After fee waivers and expense reimbursements net expenses would be 1.02% for Putnam VT High Yield Fund - Class IB Shares and 1.46% for Putnam VT International New Opportunities Fund - Class IB Shares.

(17) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(18) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(19) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.

(20) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
      1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

LOADS, FEES AND CHARGES


Policy charges compensate us for:

o     providing the insurance benefits of the policy;

o     issuing the policy;

o     administering the policy;

o     assuming certain risks in connection with the policy; and

o     distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge has two parts:


SALES CHARGE: 2.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.)


PREMIUM TAX CHARGE: 1% of each premium payment. It also compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.



--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 11
--------------------------------------------------------------------------------

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the death benefit guarantee charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which the monthly deduction is to be taken; or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG is in effect. (See "Death Benefit Guarantee"; also "Grace Period" and "Reinstatement" at the end of this section on policy costs.)

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy, which depends on:

      o     the amount of the death benefit;

      o     the policy value; and

      o     the statistical risk that the insured will die in a given period.


The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:


      (A) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's sex, attained insurance age (age at last policy anniversary), rate classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


            We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

            If you purchased your policy on or after May 1, 1991 with an initial specified amount of $350,000 or greater, your policy qualifies for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, if you purchased your policy on or after May 1, 1993 and before Nov. 20, 1997, it qualifies for lower cost of insurance rates than policies purchased earlier. We modified cost of insurance rates to reflect industry-wide changes in mortality experience for all policies purchased on or after Nov. 20, 1997.

      (B) IS THE DEATH BENEFIT on the monthly date divided by 1.0036748 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%);

      (C) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, death benefit guarantee charge and any charges for optional riders with the exception of the WMD as it applies to the base policy.

      (D) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $5 per month. This charge reimburses us for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners.


3. DEATH BENEFIT GUARANTEE CHARGE: 1 cent per $1,000 of the current specified amount and 1 cent per $1,000 of coverage under any OIR. This charge compensates us for the risk we assume in providing the DBG. The charge is included in the monthly deduction in the first five policy years or until the insured's attained insurance age 65, whichever is later. The charge will not be deducted if the DBG is no longer in effect. For any policy month in which the monthly deduction is paid by a WMD, the minimum monthly premium will be zero. (See "Key Terms," later in this section for an explanation of the minimum monthly premium and OIR, under "Fee Tables -- Charges Other than Fund Operating Expenses.")


4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")



--------------------------------------------------------------------------------
12 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge. The surrender charge is the sum of two parts:

CONTINGENT DEFERRED ISSUE AND ADMINISTRATIVE EXPENSE CHARGE: Reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. For the initial specified amount, this charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be $4 per thousand dollars of increase in specified amount. It remains level during the first 5 years following the effective date of the increase and then decreases monthly until it is zero at the end of the tenth year following the increase.


CONTINGENT DEFERRED SALES CHARGE: Partially compensates us for expenses associated with distributing the policy, including sales representatives' commissions, advertising and printing the prospectus and sales literature. For the initial specified amount, this charge is the sum of 27.5% of premium payments up to a maximum premium amount shown in the policy plus 6.5% of all other premium payments. The maximum premium amount shown in the policy will be based on the insured's insurance age, sex, rate classification and initial specified amount. It is calculated according to a formula contained in an SEC rule. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be 6.5% of all premium payments attributable to the increase. Premiums attributable to the increase are calculated as: A X (B + C)


where:

(A) IS THE AMOUNT OF THE INCREASE in the specified amount divided by the total specified amount after the increase;

(B)   IS THE POLICY VALUE on the date of the increase; and

(C)   IS ALL PREMIUM PAYMENTS paid on or after the date of the increase.


The total surrender charge is subject to an overall upper limit or "maximum surrender charge." The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.


The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for nonsmoker rates. We assume the specified amount to be $200,000.

             LAPSE OR SURRENDER                          MAXIMUM
            AT BEGINNING OF YEAR                    SURRENDER CHARGE
--------------------------------------------------------------------------------
                      1                                 $2,084.00
--------------------------------------------------------------------------------
                      2                                  2,084.00
--------------------------------------------------------------------------------
                      3                                  2,084.00
--------------------------------------------------------------------------------
                      4                                  2,084.00
--------------------------------------------------------------------------------
                      5                                  2,084.00
--------------------------------------------------------------------------------
                      6                                  2,084.00
--------------------------------------------------------------------------------
                      7                                  1,667.20
--------------------------------------------------------------------------------
                      8                                  1,250.40
--------------------------------------------------------------------------------
                      9                                    833.60
--------------------------------------------------------------------------------
                     10                                    416.80
--------------------------------------------------------------------------------
                     11                                      0.00
--------------------------------------------------------------------------------

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 13
--------------------------------------------------------------------------------

o EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administrative expense charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS


Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.


EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o     cost of insurance charges;

o     surrender charges;

o     death benefit guarantee charges;

o     cost of optional insurance benefits;

o     policy fees;

o     mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.


o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such


--------------------------------------------------------------------------------
14 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------
      disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (the "unaffiliated funds") currently ranges up to 0.50% of the average daily net assets invested in the fund through this policy and other policies and contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (the "affiliated funds") that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.


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          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 15
--------------------------------------------------------------------------------

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating sales representatives who sell the policies.

      o Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to policy owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
16  RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

--------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital               Growth of capital. Invests principally in common       A I M Advisors, Inc.
Appreciation Fund, Series I    stocks of companies likely to benefit from new or
Shares                         innovative products, services or processes as well
                               as those with above average growth and excellent
                               prospects for future growth. The fund can invest up
                               to 25% of its total assets in foreign securities
                               that involve risks not associated with investing
                               solely in the United States.
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development   Long-term growth of capital. Invests primarily in      A I M Advisors, Inc.
Fund, Series I Shares          securities (including common stocks, convertible
                               securities and bonds) of small- and medium-sized
                               companies. The Fund may invest up to 25% of its
                               total assets in foreign securities.
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund,     Growth of capital. Invests normally at least 80% of    A I M Advisors, Inc.
Series I Shares                its net assets, plus the amount of any borrowings
                               for investment purposes, in equity securities,
                               including convertible securities of established
                               companies that have long-term above-average growth
                               in earnings and dividends and growth companies that
                               are believed to have the potential for above-average
                               growth in earnings and dividends. The Fund may
                               invest up to 25% of its total assets in foreign
                               securities.
--------------------------------------------------------------------------------------------------------------------------------


American Century VP            Capital growth, with income as a secondary             American Century Global Investment
International, Class I         objective. Invests primarily in stocks of growing      Management, Inc.
                               foreign companies in developed countries.


--------------------------------------------------------------------------------------------------------------------------------


American Century VP Value,     Capital growth, with income as a secondary             American Century Investment Management,
Class I                        objective. Invests primarily in stocks of companies    Inc.
                               that management believes to be undervalued at the
                               time of purchase.


--------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,       Income and capital growth. Invests primarily in        Calvert Asset Management Company, Inc.
Inc. Social Balanced           stocks, bonds and money market instruments which       (CAMCO), investment adviser. SsgA Funds
Portfolio                      offer income and capital growth opportunity and        Management, Inc. and New Amsterdam
                               which satisfy the investment and social criteria.      Partners, LLP are the investment
                                                                                      subadvisers.
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -Mid-Cap   Maximum capital appreciation. Invests in equity        Credit Suisse Asset Management, LLC
Growth Portfolio               securities of "mid-cap" growth companies with growth
                               characteristics such as positive earnings and
                               potential for accelerated growth.
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -Small     Capital growth. Invests in equity securities of        Credit Suisse Asset Management, LLC
Cap Growth Portfolio           small U.S. growth companies which are either
                               developing or older companies in a growth stage, or
                               are providing products or services with a high-unit
                               volume growth rate.
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &       Seeks high total return through a combination of       Fidelity Management & Research Company
Income Portfolio Service       current income and capital appreciation. Normally      (FMR), investment manager; FMR U.K., FMR
Class                          invests a majority of assets in common stocks with a   Far East,sub-investment advisers.
                               focus on those that pay current dividends and show
                               potential for capital appreciation. May invest in
                               bonds, including lower-quality debt securities, as
                               well as stocks that are not currently paying
                               dividends, but offer prospects for future income or
                               capital appreciation. Invests in domestic and
                               foreign issuers. The Fund invests in either "growth"
                               stocks or "value" stocks or both.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 17
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap        Long-term growth of capital. Allocates assets across   FMR, investment manager; FMR U.K.,
Portfolio Service Class        different market sectors and maturities. Normally      FMR Far East, sub-investment advisers.
                               invests primarily in common stocks. Normally invests
                               at least 80% of assets in securities of companies
                               with medium market capitalizations. May invest in
                               companies with smaller or larger market
                               capitalizations. Invests in domestic and foreign
                               issuers. The Fund invests in either "growth" or
                               "value" common stocks or both.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas       Long-term growth of capital. Normally invests          FMR, investment manager; FMR U.K., FMR
Portfolio Service Class        primarily in common stocks of foreign securities.      Far East, Fidelity International Investment
                               Normally invests at least 80% of assets in non-U.S.    Advisors (FIIA) and FIIA U.K.,
                               securities.                                            sub-investment advisers.
------------------------------------------------------------------------------------------------------------------------------------


FTVIPT Franklin Real Estate    Seeks capital appreciation, with current income as a   Franklin Advisers, Inc.
Fund - Class 2                 secondary goal. The Fund normally invests at least
                               80% of its net assets in investments of companies
                               operating in the real estate sector.
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap      Seeks long-term total return. The Fund normally        Franklin Advisory Services, LLC
Value Securities Fund -        invests at least 80% of its net assets in
Class 2                        investments of small capitalization companies, and
                               normally invests predominantly in equity securities.
                               For this Fund, small-capitalization companies are
                               those with market capitalization values not
                               exceeding $2.5 billion, at the time of purchase. The
                               Fund invests mainly in equity securities of
                               companies that the manager believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Foreign       Long-term capital growth. The Fund normally invests    Templeton Investment Counsel, LLC
Securities Fund - Class 2      at least 80% of its net assets in investments of
                               issuers located outside the U.S., including those in
                               emerging markets.
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap      The Goldman Sachs VIT Mid Cap Value Fund seeks         Goldman Sachs Asset Management, L.P.
Value Fund                     long-term capital appreciation. The Fund invests,
                               under normal circumstances, at least 80% of its net
                               assets plus any borrowings for investment purposes
                               (measured at time of purchase)("Net Assets") in a
                               diversified portfolio of equity investments in
                               mid-cap issuers with public stock market
                               capitalizations (based upon shares available for
                               trading on an unrestricted basis) within the range
                               of the market capitalization of companies
                               constituting the Russell Midcap(R) Value Index at the
                               time of investment. If the market capitalization of
                               a company held by the Fund moves outside this range,
                               the Fund may, but is not required to, sell the
                               securities. The capitalization range of the Russell
                               Midcap(R) Value Index is currently between $276
                               million and $14.9 billion. Although the Fund will
                               invest primarily in publicly traded U.S. securities,
                               it may invest up to 25% of its Net Assets in foreign
                               securities, including securities of issuers in
                               emerging countries and securities quoted in foreign
                               currencies. The Fund may invest in the aggregate up
                               to 20% of its Net Assets in companies with public
                               stock market capitalizations outside the range of
                               companies constituting the Russell Midcap(R) Value
                               Index at the time of investment and in fixed-income
                               securities, such as government, corporate and bank
                               debt obligations.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured   The Fund seeks long-term growth of capital. The Fund   Goldman Sachs Asset Management, L.P.
Small Cap Equity Fund          seeks this objective through a broadly diversified
(previously Goldman Sachs      portfolio of equity investments in U.S. issuers. The
VIT CORE(SM) Small Cap Equity  Fund invests, under normal circumstances, at least
Fund                           80% of its net assets plus any borrowings for
                               investment purposes (measured at time of
CORE(SM) is a registered       purchase)("Net Assets") in a broadly diversified
service mark of Goldman,       portfolio of equity investments in small-cap U.S.
Sachs & Co.                    issuers, including foreign issuers that are traded
                               in the United States. However, it is currently
                               anticipated that, under normal circumstances the
                               Fund will invest at least 95% of its Net Assets in
                               such equity investments. These issuers will have
                               public stock market capitalizations (based upon
                               shares available for trading on an unrestricted
                               basis) similar to that of the range of the market
                               capitalizations of companies constituting the
                               Russell 2000(R) Index at the time of investment. The
                               Fund is not required to limit its investments to
                               securities in the Russell 2000(R) Index. In addition,
                               if the market capitalization of a company held by
                               the Fund moves outside this range, the Fund may, but
                               is not required to, sell the securities. The
                               capitalization range of the Russell 2000(R) Index is
                               currently between $68 million and $2.4 billion.
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured   Goldman Sachs VIT Structured U.S. Equity Fund          Goldman Sachs Asset Management, L.P.
U.S. Equity Fund (previously   (previously Goldman Sachs VIT CORESM U.S. Equity
Goldman Sachs VIT CORE(SM)     Fund)CORE(SM) is a registered service mark of Goldman,
U.S. Equity Fund)              Sachs & Co. The Fund seeks long-term growth of
                               capital and dividend income. The Fund seeks this
CORE(SM) is aregistered        objective through a broadly diversified portfolio of
service mark of Goldman,       large-cap and blue chip equity investments
Sachs & Co.                    representing all major sectors of the U.S. economy.
                               The Fund invests, under normal circumstances, at
                               least 90% of its total assets (not including
                               securities lending collateral and any investment of
                               that collateral) measured at time of purchase
                               ("Total Assets") in a dividend portfolio of equity
                               investments in U.S. issuers, including foreign
                               companies that are traded in the United States.
                               However, it is currently anticipated that, under
                               normal circumstances, the Fund will invest at least
                               95% of its net assets plus any borrowings for
                               investment purposes (measured at the time of
                               purchase) in such equity investments. The Fund's
                               investments are selected using both a variety of
                               quantitative techniques and fundamental research in
                               seeking to maximize the Fund's expected return,
                               while maintaining risk, style, capitalization and
                               industry characteristics similar to the S&P 500
                               Index. The Fund seeks a broad representation in most
                               major sectors of the U.S. economy and a portfolio
                               consisting of companies with average long-term
                               earnings growth expectations and dividend yields.
                               The Fund is not required to limit its investments to
                               securities in the S&P 500 Index. The Fund's
                               investments in fixed-income securities are limited
                               to securities that are considered cash equivalents.
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 19
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------


Janus Aspen Series Global      Long-term growth of capital. Invests, under normal     Janus Capital
Technology Portfolio:          circumstances, at least 80% of its net assets in
Service Shares                 securities of companies that the portfolio manager
                               believes will benefit significantly from advances or
                               improvements in technology. It implements this
                               policy by investing primarily in equity securities
                               of U.S. and foreign companies selected for their
                               growth potential.


---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series             Long-term growth of capital. Invests, under normal     Janus Capital
International Growth           circumstances, at least 80% of its net assets in
Portfolio: Service Shares      securities of issuers from at least five different
                               countries, excluding the United States. Although the
                               Portfolio intends to invest substantially all of its
                               assets in issuers located outside the United States,
                               it may at times invest in U.S. issuers and under
                               unusual circumstances, it may invest all of its
                               assets in fewer than five countries or even a single
                               country.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap     Seeks long-term growth of capital. Invests, under      Janus Capital
Growth Portfolio: Service      normal circumstances, at least 80% of its net assets
Shares                         in equity securities of mid-sized companies whose
                               market capitalization falls, at the time of initial
                               purchase, in the 12-month average of the
                               capitalization ranges of the Russell Midcap Growth
                               Index.
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement              Long-term capital appreciation. Invests primarily in   Lazard Asset Management, LLC
International Equity           equity securities, principally common stocks, of
Portfolio                      relatively large non-U.S. companies with market
                               capitalizations in the range of the Morgan Stanley
                               Capital International (MSCI) Europe, Australia and
                               Far East (EAFE(R)) Index that the Investment Manager
                               believes are undervalued based on their earnings,
                               cash flow or asset values.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth        Long-term growth of capital and future income.         MFS Investment Management(R)
Stock Series - Service Class   Invests at least 80% of its net assets in common
                               stocks and related securities of companies which
                               MFS(R) believes offer better than average prospects
                               for long-term growth.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery           Capital appreciation. Invests at least 65% of its      MFS Investment Management(R)
Series - Service Class         net assets in equity securities of emerging growth
                               companies.
---------------------------------------------------------------------------------------------------------------------------------


Putnam VT High Yield Fund -    Seeks high current income. Capital growth is a         Putnam Investment Management, LLC
Class IB Shares                secondary goal when consistent with achieving high
                               current income. The fund pursues its goal by
                               investing mainly in bonds that (i) are obligations
                               of U.S. companies, (ii) are below investment-grade
                               in quality and (iii) have intermediate to long-term
                               maturities (three years or longer). Under normal
                               circumstances, the fund invests at least 80% of its
                               net assets in securities rated below
                               investment-grade.


---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20  RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------


Putnam VT International New    Seeks long-term capital appreciation. The fund         Putnam Investment Management, LLC
Opportunities Fund - Class     pursues its goal by investing mainly in common
IB Shares                      stocks of companies outside the United States with a
                               focus on growth stocks
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities    Seeks long-term capital appreciation. The fund         Putnam Investment Management, LLC
Fund - Class IA Shares         pursues its goal by investing mainly in common
                               stocks of U.S. companies, with a focus on growth
                               stocks.
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class   Seeks capital appreciation. The fund pursues its       Putnam Investment Management, LLC
IB Shares                      goal by investing mainly in common stocks of U.S.
                               companies, with a focus on growth stocks.
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       Maximum total investment return through a              RiverSource Investments
Portfolio - Balanced Fund      combination of capital growth and current income.
                               Invests primarily in a combination of common and
                               preferred stocks, bonds and other debt securities.
                               Under normal market conditions, at least 50% of the
                               Fund's total assets are invested in common stocks
                               and no less than 25% of the Fund's total assets are
                               invested in debt securities. The Fund may invest up
                               to 25% of its total assets in foreign investments.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       Maximum current income consistent with liquidity and   RiverSource Investments
Portfolio - Cash Management    stability of principal. Invests primarily in money
Fund                           market instruments, such as marketable debt
                               obligations issued by corporations or the U.S.
                               government or its agencies, bank certificates of
                               deposit, bankers' acceptances, letters of credit,
                               and commercial paper, including asset-backed
                               commercial paper.
---------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable       High level of current income while attempting to       RiverSource Investments
Portfolio - Diversified Bond   conserve the value of the investment and continuing
Fund                           a high level of income for the longest period of
                               time. Under normal market conditions, the Fund
                               invests at least 80% of its net assets in bonds and
                               other debt securities. At least 50% of the Fund's
                               net assets will be invested in securities like those
                               included in the Lehman Brothers Aggregate Bond Index
                               (Index), which are investment grade and denominated
                               in U.S. dollars. The Index includes securities
                               issued by the U.S. government, corporate bonds, and
                               mortgage- and asset-backed securities. Although the
                               Fund emphasizes high- and medium-quality debt
                               securities, it will assume some credit risk to
                               achieve higher yield and/or capital appreciation by
                               buying lower-quality (junk) bonds.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       High level of current income and, as a secondary       RiverSource Investments
Portfolio - Diversified        goal, steady growth of capital. Under normal market
Equity Income Fund             conditions, the Fund invests at least 80% of its net
                               assets in dividend-paying common and preferred
                               stocks.
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       22 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 21
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable       Long-term capital growth. The Fund's assets are        RiverSource Investments, adviser;
Portfolio - Emerging Markets   primarily invested in equity securities of emerging    Threadneedle International Limited, an
Fund                           market companies. Under normal market conditions, at   indirect wholly-owned subsidiary of
                               least 80% of the Fund's net assets will be invested    Ameriprise Financial, subadviser.
                               in securities of companies that are located in
                               emerging market countries, or that earn 50% of more
                               of their total revenues from goods and services
                               produced in emerging market countries or from sales
                               made in emerging market countries.
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       High total return through income and growth of         RiverSource Investments
Portfolio - Global Bond Fund   capital. Non-diversified mutual fund that invests
                               primarily in debt obligations of U.S. and foreign
                               issuers (which may include issuers located in
                               emerging markets). Under normal market conditions,
                               the Fund invests at least 80% of its net assets in
                               investment-grade corporate or government debt
                               obligations including money market instruments of
                               issuers located in at least three different
                               countries.
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       Long-term capital growth. Invests primarily in         RiverSource Investments
Portfolio - Growth Fund        common stocks and securities convertible into common
                               stocks that appear to offer growth opportunities.
                               These growth opportunities could result from new
                               management, market developments, or technological
                               superiority. The Fund may invest up to 25% of its
                               total assets in foreign investments.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       High current income, with capital growth as a          RiverSource Investments
Portfolio - High Yield Bond    secondary objective. Under normal market conditions,
Fund                           the Fund invests at least 80% of its net assets in
                               high-yielding, high-risk corporate bonds (junk
                               bonds) issued by U.S. and foreign companies and
                               governments.
---------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable       Capital appreciation. Invests primarily in equity      RiverSource Investments, adviser;
Portfolio - International      securities of foreign issuers that offer strong        Threadneedle International Limited, an
Opportunity Fund               growth potential. The Fund may invest in developed     indirect wholly-owned subsidiary of
                               and in emerging markets.                               Ameriprise Financial, subadviser.
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       Long-term growth of capital. Under normal market       RiverSource Investments
Portfolio - Large Cap Equity   conditions, the Fund invests at least 80% of its net
Fund                           assets in equity securities of companies with market
                               capitalization greater than $5 billion at the time
                               of purchase. The Fund may also invest in
                               income-producing equity securities and preferred
                               stocks.

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable       Growth of capital. Under normal market conditions,     RiverSource Investments
Portfolio - Mid Cap Growth     the Fund invests at least 80% of its net assets in
Fund                           equity securities of mid capitalization companies.
                               The investment manager defines mid-cap companies as
                               those whose market capitalization (number of shares
                               outstanding multiplied by the share price) falls
                               within the range of the Russell Mid Cap(R) Growth
                               Index.
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       Long-term growth of capital. Invests primarily in      RiverSource Investments
Portfolio - New Dimensions     common stocks showingpotential for significant
Fund(R)                        growth.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       Long-term capital appreciation. The Fund seeks to      RiverSource Investments
Portfolio - S&P 500 Index      provide investment results that correspond to the
Fund                           total return (the combination of appreciation and
                               income) of large capitalization stocks of U.S.
                               companies. The Fund invests in common stocks
                               included in the Standard & Poor's 500 Composite
                               Stock Price Index (S&P 500). The S&P 500 is made up
                               primarily of large capitalization companies that
                               represent a broad spectrum of the U.S. economy.
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       A high level of current income and safety of           RiverSource Investments
Portfolio - Short Duration     principal consistent with an investment in U.S.
U.S. Government Fund           government and government agency securities. Under
                               normal market conditions, at least 80% of the Fund's
                               net assets are invested in securities issued or
                               guaranteed as to principal and interest by the U.S.
                               government, its agencies or instrumentalities.
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable       Long-term capital growth. Under normal market          RiverSource Investments, adviser; Kenwood
Portfolio - Small Cap          conditions, at least 80% of the Fund's net assets      Capital Management LLC, subadviser.
Advantage Fund                 are invested in equity securities of companies with
                               market capitalization of up to $2 billion or that
                               fall within the range of the Russell 2000(R) Index
                               at the time of investment.
---------------------------------------------------------------------------------------------------------------------------------

Royce Micro-Cap Portfolio      Long-term growth of capital. Invests primarily in a    Royce & Associates, LLC
                               broadly diversified portfolio of equity securities
                               issued by micro-cap companies (companies with stock
                               market capitalizations below $500 million).
---------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio   Long-term capital appreciation. Invests primarily in   Third Avenue Management LLC
                               common stocks of well-financed companies, meaning
                               companies without significant liabilities in
                               comparison to their liquid resources at a discount
                               to what the Adviser believes is their intrinsic
                               value.

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 23
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FUND NAME                      INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small     Long-term growth of capital. Invests primarily in      Columbia Wanger Asset Management, L.P.
Cap                            stocks of companies based outside the U.S. with
                               market capitalizations of less than $3 billion at
                               time of initial purchase.
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies  Long-term growth of capital. Invests primarily in      Columbia Wanger Asset Management, L.P.
                               stocks of small- and medium-size U.S. companies with
                               market capitalizations of less than $5 billion at
                               time of initial purchase.
---------------------------------------------------------------------------------------------------------------------------------


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS


Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.


SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or,

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against the maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


--------------------------------------------------------------------------------
24  RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4.5%, although we may do so at our sole discretion. Rates higher than 4.5% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4.5% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION


To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:


o     select a specified amount of insurance;

o     select a death benefit option;

o     designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.


RATE CLASSIFICATION: The rate classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Charges for Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.


PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS, UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE DBG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 25
--------------------------------------------------------------------------------

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if the DBG will remain in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments.


ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o     interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


WE DETERMINE THE NET INVESTMENT FACTOR BY:


o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then


o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.




--------------------------------------------------------------------------------
26 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o     additional net premiums allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders and partial surrender fees;

o     surrender charges; and/or

o     monthly deductions.

Accumulation unit values will fluctuate due to:

o     changes in underlying fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

o     premium payments;

o     loan requests and repayments;

o     surrender requests; and

o     transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.



--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 27
--------------------------------------------------------------------------------

KEEPING THE POLICY IN FORCE

DEATH BENEFIT GUARANTEE


The DBG provides that your policy will remain in force until the insured's age 65 or five policy years, if later, even if the cash surrender value is insufficient to pay the monthly deductions. The DBG will stay in effect as long as:


o     the sum of premiums paid; minus

o     partial surrenders; minus

o     any outstanding indebtedness;

o     equals or exceeds the minimum monthly premiums; times

o     the number of months since the policy date (including the current month)

If, on a monthly date, you have not paid enough premiums to keep the DBG in effect, we will mail a notice to your last known address, asking you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. Although the policy can be reinstated as explained below, the DBG cannot be reinstated.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the DBG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of a premium that will raise the cash surrender value to an amount sufficient to cover the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.


If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid will generally be taxable to the owner (see "Federal Taxes"). If the insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.


REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrender it for cash. To reinstate, we will require:

o     a written request;

o     evidence satisfactory to us that the insured remains insurable;

o payment of a premium that will keep the policy in force for at least three months;

o payment of the monthly deductions that were not collected during the grace period; and

o     payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.


Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


--------------------------------------------------------------------------------
28 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the maturity date, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the specified amount; or

o a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the maturity date, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the policy value plus the specified amount; or

o     the percentage of policy value.

EXAMPLE                                               OPTION 1          OPTION 2

--------------------------------------------------------------------------------
Specified amount                                      $100,000          $100,000
--------------------------------------------------------------------------------
Policy value                                          $  5,000          $  5,000
--------------------------------------------------------------------------------
Death benefit                                         $100,000          $105,000
--------------------------------------------------------------------------------
Policy value increases to                             $  8,000          $  8,000
--------------------------------------------------------------------------------
Death benefit                                         $100,000          $108,000
--------------------------------------------------------------------------------
Policy value decreases to                             $  3,000          $  3,000
--------------------------------------------------------------------------------
Death benefit                                         $100,000          $103,000
--------------------------------------------------------------------------------

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o     Minimum monthly premium.

o     Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.


INCREASES: You may increase the specified amount. Any increase in specified amount may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.




--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 29
--------------------------------------------------------------------------------

An increase in the specified amount will have the following effects on policy charges:

o Your monthly deduction will increase because the cost of insurance and DBG charge both depend upon the specified amount.

o     Charges for certain optional insurance benefits will increase.

o     The minimum monthly premium will increase if the DBG is in effect.

o     The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the DBG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the DBG in effect.

Decreases: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

o     Only one decrease per policy year is allowed.

o We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

o After the decrease, the specified amount may not be less than the minimum specified amount shown in the policy.

o The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

For policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more, the minimum specified amount after the decrease is:

POLICY YEAR                          INITIAL SPECIFIED AMOUNT            MINIMUM SPECIFIED AMOUNT
---------------------------------------------------------------------------------------------------
Year 1                                    All amounts                      Decreases not allowed
---------------------------------------------------------------------------------------------------
Years 2-5                                 $650,000 or more                 $325,000
---------------------------------------------------------------------------------------------------
Years 2-5                                 $500,0000-$649,000               $250,000
---------------------------------------------------------------------------------------------------
Years 2-5                                 $350,0000-$499,000               $175,000
---------------------------------------------------------------------------------------------------
Years 6-10                                $650,0000 or more                $300,000
---------------------------------------------------------------------------------------------------
Years 6-10                                $500,0000-$649,000               $250,000
---------------------------------------------------------------------------------------------------
Years 6-10                                $350,0000-$499,000               $175,000
---------------------------------------------------------------------------------------------------
Years 11-15                               $650,0000 or more                $150,000
---------------------------------------------------------------------------------------------------
Years 11-15                               $500,0000-$649,000               $125,000
---------------------------------------------------------------------------------------------------
Years 11-15                               $350,0000-$499,000               $ 80,000
---------------------------------------------------------------------------------------------------
Years 16 or more                          All amounts                      $ 50,000
---------------------------------------------------------------------------------------------------

For all other policies, the specified amount remaining after the decrease may not be less than the following minimum specified amount:


POLICY YEAR                                                              MINIMUM SPECIFIED AMOUNT
---------------------------------------------------------------------------------------------------
Years 1-2                                                                      $50,000
---------------------------------------------------------------------------------------------------
Years 3-10                                                                     $40,000
---------------------------------------------------------------------------------------------------
Years 11+                                                                      $25,000
---------------------------------------------------------------------------------------------------

EXAMPLE

This example assumes a policy purchased after May 1, 1991 with an initial specified amount of $400,000. In policy year 4, you request an $300,000 decrease in the initial specified amount. The minimum specified amount in policy year 4 is $175,000, so the amount of the decrease is limited to $225,000.

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance and the DBG charge both depend upon the specified amount.

o     Charges for certain optional insurance benefits will decrease.

o     The minimum monthly premium will decrease if the DBG is in effect.

o     The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o     First from the portion due to the most recent increase;

o     Next from portions due to the next most recent increases successively; and

o     Then from the initial specified amount when the policy was issued.


--------------------------------------------------------------------------------
30 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

This procedure may affect the cost of insurance if we have applied different rate classifications to the current specified amount. We will eliminate the rate classification applicable to the most recent increase in the specified amount first, then the rate classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX


If the insured's age or sex has been misstated, the proceeds payable upon death will be:


o     the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o     the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may make five transfers of policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,


o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.




--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 31
--------------------------------------------------------------------------------

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

--------------------------------------------------------------------------------
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgement, the dollar amount of the transfer would adversely affect unit values.
--------------------------------------------------------------------------------

If we determine, in our sole judgement, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:


o     requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase, exchange and redemption of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number or Taxpayer Identification Number and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.



--------------------------------------------------------------------------------
32 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.


o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS


From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o     For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o     For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From  a subaccount to another subaccount or the fixed account:

o     None.

From the fixed account to a subaccount:

o     Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we may limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 33
--------------------------------------------------------------------------------

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year does not apply to automated transfers.)

o     You may make automated transfers by choosing a schedule we provide.


AUTOMATED DOLLAR-COST AVERAGING


You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

--------------------------------------------------------------------------------
HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                                                                                         NUMBER
By investing an  equal number                                            AMOUNT       ACCUMULATION      OF UNITS
of dollars each month...                                 MONTH         INVESTED         UNIT VALUE      PURCHASED
                                                      --------------------------------------------------------------
                                                           Jan            $100              $20            5.00
                                                      --------------------------------------------------------------
                                                           Feb             100               18            5.56
                                                      --------------------------------------------------------------
you automatically buy                                      Mar             100               17            5.88
more units when the                                   --------------------------------------------------------------
per unit market price is low    --------------->           Apr             100               15            6.67
                                                      --------------------------------------------------------------
                                                           May             100               16            6.25
                                                      --------------------------------------------------------------
                                                           June            100               18            5.56
                                                      --------------------------------------------------------------
                                                           July            100               17            5.88
                                                      --------------------------------------------------------------
and fewer units                                            Aug             100               19            5.26
when the per unit                                     --------------------------------------------------------------
market price is high.           --------------->           Sept            100               21            4.76
                                                      --------------------------------------------------------------
                                                           Oct             100               20            5.00
                                                      --------------------------------------------------------------

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose will not count against the maximum number of transfers we may impose under the policy.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.


--------------------------------------------------------------------------------
34 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

POLICY LOANS


You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS

$200 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o 85% of the policy value minus surrender charges.

o For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts, and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts . The loan collateral earns interest at the minimum rate guaranteed of 4.5% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 35
--------------------------------------------------------------------------------

PARTIAL SURRENDERS


After the first policy year, you may surrender any amount from $200 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender charge, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


Effects of Partial Surrenders

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the DBG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

      1. First from the specified amount provided by the most recent increase;

      2. Next from the next most recent increases successively;

      3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

--------------------------------------------------------------------------------
1 BY MAIL
--------------------------------------------------------------------------------

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


--------------------------------------------------------------------------------
2 BY PHONE
--------------------------------------------------------------------------------

Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)
(518) 869-8613 (LOCAL)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


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36 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o     you surrender the policy;

o     the insured dies; or

o the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below. Unless we agree otherwise, we must make payments under all options to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFFERAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o     the payment includes a premium payment check that has not cleared;

o     the NYSE is closed, except for normal holiday and weekend closings;

o     trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.



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          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 37
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

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.


As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

IDS LIFE OF NEW YORK'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes.

MATURITY VALUE PROCEEDS: The policy matures when the insured is alive at the insured's attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.


PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, maturity, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender or maturity of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59(1)/2.


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38 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

SOURCE OF PROCEEDS                                       TAXABLE PORTION OF PRE-DEATH PROCEEDS
--------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender or maturity:                    Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in
                                               policy cash value and earnings previously taken via
                                               existing loans. It could be the case that a policy
                                               with a relatively small existing cash value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any outstanding indebtedness minus your investment in
                                               the policy.(1) You will be taxed on any earnings
                                               generated in the policy -- earnings in policy cash
                                               value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash value could have
                                               significant earnings that will be taxed upon lapse of
                                               the policy.

Partial surrenders:                            Generally, if the amount received is greater than
                                               your investment in the policy,(1) the amount in
                                               excess of your investment is taxable. However, during
                                               the first 15 policy years, a different amount may be
                                               taxable if the partial surrender results in or is
                                               necessitated by a reduction in benefits.

Policy loans and assignments:                  None.(2)


MODIFIED ENDOWMENT CONTRACTS(3):


Full surrender or maturity:                    Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any outstanding indebtedness minus your investment in
                                               the policy.(1)

Partial surrenders:                            Lesser of:

                                               o   the amount received;

                                               o   or policy value minus your investment in the policy.(1)

Policy loans and assignments:                  Lesser of:

                                               o   the amount of the loan/assignment; or

                                               o   policy value minus your investment in the policy.(1)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):   OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full
                                               surrender (and may be subject to additional 10%
                                               penalty tax if modified endowment contract). Interest
                                               taxed (and not subject to additional 10% penalty
                                               tax).

                                               OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of
                                               each payment taxed and portion considered a return on
                                               investment in the policy(1) and not taxed. Any
                                               outstanding indebtedness at the time the option is
                                               elected taxed as a partial surrender (and may be
                                               subject to additional 10% penalty tax if modified
                                               endowment contract). Payments made after the
                                               investment in the policy(1) is fully recovered are
                                               taxed. If the policy is a modified endowment
                                               contract, those payments may be subject to an
                                               additional 10% penalty tax.
--------------------------------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.(for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).


(2) However, should the policy later be surrendered or lapse or mature with outstanding indebtedness, see discussion related to "full surrender or maturity" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.



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          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 39
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

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if:

o     you apply for it or materially change it on or after June 21, 1988; and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

o     the distribution occurs after the owner attains age 59(1)/2;


o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.


OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.



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40 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.


A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section 162) or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.


I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092). IRS Regulation Section 1.61-22(d) provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.


Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).


II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.


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          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 41
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

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.

DISTRIBUTION OF THE POLICY


We pay our sales representative commissions of up to 95% of the initial target premium (annualized) when the policy is sold, plus up to 5.7% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. At the end of policy years one through ten, we pay our sales representative a service fee of up to .30% of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.


We may utilize other or additional compensation plans with certain sales representatives, including compensation plans that pay the sales representatives additional compensation when sales representatives achieve volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the sales representatives.


The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premiums. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if you return the policy under the free look period.


From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");


      -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

      -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

      -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      -- fees and expenses we collect from policy owners, including surrender charges; and

      -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the policy offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy.


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42 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the policy, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. IDS Life of New York does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the policy.

POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Death benefit guarantee charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:


o     Current charges for policies purchased on or after November 20, 1997;


o     Guaranteed charges in all years illustrated.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 0.98% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 43
--------------------------------------------------------------------------------

RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations assume that a premium of $2,500 is paid in full at the beginning of each policy year. Results would differ if:


o     Premiums were not paid in full at the beginning of each policy year;

o     Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


--------------------------------------------------------------------------------
44 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

ILLUSTRATION                                                                  POLICIES PURCHASED ON OR AFTER NOVEMBER 20, 1997
------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $200,000                      MALE -- AGE 40                                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                      ANNUAL PREMIUM $2,500
------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                          POLICY VALUE                 CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%         6%           12%         0%         6%           12%         0%         6%           12%
------------------------------------------------------------------------------------------------------------------------------

 1       $  2,625   $200,000    $200,000   $  200,000    $ 1,868    $ 1,997    $    2,126    $   381    $   510    $      638

 2          5,381    200,000    200,000       200,000      3,682      4,057         4,447      2,018      2,392         2,783

 3          8,275    200,000    200,000       200,000      5,438      6,177         6,979      3,611      4,350         5,152

 4         11,314    200,000    200,000       200,000      7,135      8,360         9,743      5,146      6,371         7,754

 5         14,505    200,000    200,000       200,000      8,766     10,598        12,754      6,682      8,514        10,670

 6         17,855    200,000    200,000       200,000     10,331     12,895        16,037      8,664     11,228        14,370

 7         21,373    200,000    200,000       200,000     11,832     15,255        19,624     10,582     14,004        18,374

 8         25,066    200,000    200,000       200,000     13,266     17,674        23,542     12,433     16,841        22,708

 9         28,945    200,000    200,000       200,000     14,628     20,153        27,821     14,212     19,736        27,405

10         33,017    200,000    200,000       200,000     15,921     22,694        32,504     15,921     22,694        32,504

15         56,644    200,000    200,000       200,000     21,090     36,184        63,423     21,090     36,184        63,423

20         86,798    200,000    200,000       200,000     23,384     50,558       112,650     23,384     50,558       112,650

25        125,284    200,000    200,000       236,277     21,559     65,191       193,669     21,559     65,191       193,669

30        174,402    200,000    200,000       375,235    v12,487     78,425       323,479     12,487     78,425       323,479

35        237,091         --    200,000       567,143         --     86,633       530,040         --     86,633       530,040

40        317,099         --    200,000       905,122         --     81,638       862,021         --     81,638       862,021

45        419,213         --    200,000     1,448,467         --     39,645     1,379,492         --     39,645     1,379,492

50        549,538         --         --     2,279,534         --         --     2,170,985         --         --     2,170,985

55        715,871         --         --     3,522,178         --         --     3,354,455         --         --     3,354,455

60        928,157         --         --     5,293,120         --         --     5,240,712         --         --     5,240,712
------------------------------------------------------------------------------------------------------------------------------


(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 45
--------------------------------------------------------------------------------

ILLUSTRATION                                                                  POLICIES PURCHASED ON OR AFTER NOVEMBER 20, 1997
------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $200,000                      MALE -- AGE 40                                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                      ANNUAL PREMIUM $2,500
------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                          POLICY VALUE                 CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%         6%           12%         0%         6%           12%         0%         6%           12%
------------------------------------------------------------------------------------------------------------------------------

 1        $  2,625   $200,000    $200,000   $  200,000    $ 1,809    $ 1,936    $    2,063    $   322    $   449    $      576

 2           5,381    200,000    200,000       200,000      3,566      3,933         4,315      1,901      2,268         2,651

 3           8,275    200,000    200,000       200,000      5,247      5,969         6,753      3,420      4,142         4,926

 4          11,314    200,000    200,000       200,000      6,878      8,071         9,420      4,889      6,082         7,431

 5          14,505    200,000    200,000       200,000      8,438     10,220        12,318      6,354      8,136        10,234

 6          17,855    200,000    200,000       200,000      9,928     12,418        15,472      8,261     10,750        13,804

 7          21,373    200,000    200,000       200,000     11,350     14,668        18,910     10,100     13,418        17,660

 8          25,066    200,000    200,000       200,000     12,684     16,953        22,642     11,850     16,119        21,809

 9          28,945    200,000    200,000       200,000     13,954     19,296        26,724     13,537     18,879        26,308

10          33,017    200,000    200,000       200,000     15,140     21,680        31,173     15,140     21,680        31,173

15          56,644    200,000    200,000       200,000     19,555     34,028        60,278     19,555     34,028        60,278

20          86,798    200,000    200,000       200,000     20,506     46,337       106,037     20,506     46,337       106,037

25         125,284    200,000    200,000       221,120     16,017     57,087       181,246     16,017     57,087       181,246

30         174,402    200,000    200,000       350,471      1,589     62,909       302,130      1,589     62,909       302,130

35         237,091         --    200,000       528,378         --     56,804       493,811         --     56,804       493,811

40         317,099         --    200,000       841,500         --     17,935       801,428         --     17,935       801,428

45         419,213         --         --     1,341,143         --         --     1,277,279         --         --     1,277,279

50         549,538         --         --     2,091,314         --         --     1,991,727         --         --     1,991,727

55         715,871         --         --     3,176,325         --         --     3,025,071         --         --     3,025,071

60         928,157         --         --     4,710,012         --         --     4,663,378         --         --     4,663,378

------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.





--------------------------------------------------------------------------------
46 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

KEY TERMS

These terms can help you understand details about your policy.


ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.


CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the policy matures. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.


DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing that the policy will not lapse before the insured's attained insurance age 65 or five policy years, if later. The guarantee is in effect if you meet certain premium payment requirements.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.


FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.


INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.


INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.


MATURITY DATE: The insured's attained insurance age 100, if living.


MINIMUM MONTHLY PREMIUM: The premium required to keep the DBG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

o Upon death of the insured prior to the maturity date, proceeds will be the death benefit in effect as of the date of the insured has death, minus any indebtedness.

o     On the maturity date, proceeds will be the cash surrender value.

o On surrender of the policy prior to the maturity date, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the maturity date. We show the initial specified amount in your policy.

--------------------------------------------------------------------------------
          RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS 47
--------------------------------------------------------------------------------

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date going up to the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).


--------------------------------------------------------------------------------
48 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

RIVERSOURCE INSURANCE [LOGO](SM)

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251

  Additional information about IDS Life of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New
 York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                     IDS Life Insurance Company of New York
                           20 Madison Ave. Extension
                                Albany, NY 12203
                                 (800) 541-2251


                 Website address: riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.


                     Investment Company Act File #811-5213


S-6171 AH (5/06)

RIVERSOURCE INSURANCE [LOGO](SM)

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251


S-6171 AH (5/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                              IDS LIFE OF NEW YORK

                  SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE
                            (SUCCESSION SELECT - NY)

                       VARIABLE UNIVERSAL LIFE (VUL - NY)

                   VARIABLE UNIVERSAL LIFE III (VUL III - NY)

                    VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)

           VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES (VUL IV ES - NY)

                                   MAY 1, 2006

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK

           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           Website address: riversource.com/lifeinsurance

           IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS
INFORMATION ABOUT IDS LIFE OF NEW YORK...........................    P. 3

    Ownership....................................................    p. 3

    State Regulation.............................................    p. 3

    Reports......................................................    p. 3

    Rating Agencies..............................................    p. 3

PRINCIPAL UNDERWRITER............................................    P. 3

THE VARIABLE ACCOUNT.............................................    P. 4

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES.......    P. 4

    Additional Information on Payment Options for Succession
    Select - NY,  VUL - NY, VUL III - NY, VUL IV - NY and VUL
    IV ES - NY...................................................    p. 4

REVENUES RECEIVED DURING CALENDAR YEAR 2005......................    P. 9

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................    P. 9

FINANCIAL INFORMATION

CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your policy.


2 | IDS LIFE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

IDS Life of New York, a New York corporation is a wholly-owned subsidiary of IDS Life, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                                www.ambest.com

Fitch                                              www.fitchratings.com

Moody's                                        www.moodys.com/insurance

Standard & Poor's                              www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as the principal underwriter of the policy, which it offers on a continuous basis. Ameriprise Financial Services, Inc. is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Ameriprise Financial Services, Inc. is an affiliate of IDS Life of New York, and is the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of Ameriprise Financial Services, Inc.

Ameriprise Financial Services, Inc. currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2005: $7,093,004; 2004: $4,089,351; and 2003: $2,433,623.
Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.


                                              IDS LIFE OF NEW YORK ACCOUNT 8 | 3

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT - NY, VUL - NY, VUL III - NY, VUL IV - NY AND VUL IV ES - NY

SUCCESSION SELECT - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

        PAYMENT PERIOD      MONTHLY PAYMENT PER $1,000
           (YEARS)            PLACED UNDER OPTION B
              10                      $9.61

              15                       6.87

              20                       5.51

              25                       4.71

              30                       4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


4 | IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

---------------------------------------------------------------------------------------------
OPTION C TABLE
---------------------------------------------------------------------------------------------
                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
---------------------------------------------------------------------------------------------
AGE        BEGINNING                    5 YEARS               10 YEARS            15 YEARS
PAYEE       IN YEAR                  MALE    FEMALE        MALE   FEMALE       MALE    FEMALE
65           2005                    $5.28    $4.68        $5.16   $4.63       $4.96   $4.54

             2010                     5.19     4.61         5.08    4.57        4.90    4.49

             2015                     5.11     4.55         5.01    4.51        4.84    4.43

             2020                     5.03     4.49         4.94    4.45        4.78    4.39

             2025                     4.95     4.43         4.87    4.40        4.73    4.34

             2030                     4.88     4.38         4.81    4.35        4.68    4.30

70           2005                     6.15     5.37         5.88    5.26        5.49    5.07

             2010                     6.03     5.28         5.79    5.18        5.42    5.00

             2015                     5.92     5.19         5.70    5.10        5.36    4.94

             2020                     5.81     5.10         5.61    5.03        5.30    4.88

             2025                     5.71     5.03         5.53    4.96        5.24    4.83

             2030                     5.61     4.95         5.45    4.89        5.18    4.77

75           2005                     7.30     6.36         6.74    6.09        6.01    5.67

             2010                     7.14     6.23         6.63    5.99        5.95    5.60

             2015                     6.99     6.10         6.52    5.89        5.90    5.54

             2020                     6.84     5.99         6.42    5.79        5.84    5.47

             2025                     6.71     5.88         6.32    5.71        5.78    5.41

             2030                     6.58     5.78         6.23    5.62        5.73    5.35

85           2005                    10.68     9.65         8.52    8.14        6.73    6.64

             2010                    10.45     9.41         8.44    8.04        6.72    6.62

             2015                    10.22     9.19         8.36    7.93        6.70    6.59

             2020                    10.00     8.98         8.27    7.83        6.68    6.57

             2025                     9.79     8.78         8.19    7.74        6.67    6.54

             2030                     9.60     8.59         8.11    7.64        6.65    6.52

VUL - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

      PAYMENT PERIOD        MONTHLY PAYMENT PER $1,000
         (YEARS)              PLACED UNDER OPTION B
             5                       $18.32

            10                        10.06

            15                         7.34

            20                         6.00

            25                         5.22

            30                         4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


                                              IDS LIFE OF NEW YORK ACCOUNT 8 | 5

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH       ADJUSTMENT        CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT
          Before 1920                    0                        1945-1949                    6

          1920-1924                      1                        1950-1959                    7

          1925-1929                      2                        1960-1969                    8

          1930-1934                      3                        1970-1979                    9

          1935-1939                      4                        1980-1989                   10

          1940-1944                      5                       After 1989                   11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

---------------------------------------------------------------------------------------------
OPTION C TABLE
---------------------------------------------------------------------------------------------
                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
---------------------------------------------------------------------------------------------
                                        10 YEARS              15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                   MALE     FEMALE        MALE   FEMALE       MALE   FEMALE
50                                   $4.81    $4.47        $4.74   $4.45       $4.65   $4.40

55                                    5.20     4.80         5.09    4.74        4.94    4.87

60                                    5.70     5.22         5.51    5.12        5.25    4.98

65                                    6.35     5.77         5.98    5.58        5.54    5.32

70                                    7.14     6.50         6.47    6.12        5.77    5.63

75                                    8.00     7.40         6.87    6.64        5.91    5.85

VUL III - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

    PAYMENT PERIOD       MONTHLY PAYMENT PER $1,000
       (YEARS)             PLACED UNDER OPTION B
          10                       $9.61

          15                        6.87

          20                        5.51

          25                        4.71

          30                        4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


6 | IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH       ADJUSTMENT       CALENDAR YEAR OF PAYEE'S BIRTH      ADJUSTMENT
         Before 1920                     0                       1945-1949                     6

         1920-1924                       1                       1950-1959                     7

         1925-1929                       2                       1960-1969                     8

         1930-1934                       3                       1970-1979                     9

         1935-1939                       4                       1980-1989                    10

         1940-1944                       5                      After 1989                    11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

---------------------------------------------------------------------------------------------
OPTION C TABLE
---------------------------------------------------------------------------------------------
                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
---------------------------------------------------------------------------------------------
                                        10 YEARS             15 YEARS             20 YEARS
ADJUSTED AGE PAYEE                   MALE     FEMALE       MALE   FEMALE       MALE    FEMALE
50                                   $4.22    $3.89        $4.17   $3.86       $4.08   $3.82

55                                    4.62     4.22         4.53    4.18        4.39    4.11

60                                    5.14     4.66         4.96    4.57        5.71    4.44

65                                    5.81     5.22         5.46    5.05        5.02    4.79

70                                    6.61     5.96         5.96    5.60        5.27    5.12

75                                    7.49     6.89         6.38    6.14        5.42    5.35

VUL IV - NY/VUL IV ES - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

    PAYMENT PERIOD       MONTHLY PAYMENT PER $1,000
        (YEARS)            PLACED UNDER OPTION B
          10                       $9.61

          15                        6.87

          20                        5.51

          25                        4.71

          30                        4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                                              IDS LIFE OF NEW YORK ACCOUNT 8 | 7

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

---------------------------------------------------------------------------------------------
OPTION C TABLE
---------------------------------------------------------------------------------------------
                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
---------------------------------------------------------------------------------------------
AGE        BEGINNING                    5 YEARS               10 YEARS           15 YEARS
PAYEE       IN YEAR                  MALE    FEMALE        MALE   FEMALE       MALE    FEMALE
65           2005                    $5.28    $4.68        $5.16   $4.63       $4.96   $4.54

             2010                     5.19     4.61         5.08    4.57        4.90    4.49

             2015                     5.11     4.55         5.01    4.51        4.84    4.43

             2020                     5.03     4.49         4.94    4.45        4.78    4.39

             2025                     4.95     4.43         4.87    4.40        4.73    4.34

             2030                     4.88     4.38         4.81    4.35        4.68    4.30

70           2005                     6.15     5.37         5.88    5.26        5.49    5.07

             2010                     6.03     5.28         5.79    5.18        5.42    5.00

             2015                     5.92     5.19         5.70    5.10        5.36    4.94

             2020                     5.81     5.10         5.61    5.03        5.30    4.88

             2025                     5.71     5.03         5.53    4.96        5.24    4.83

             2030                     5.61     4.95         5.45    4.89        5.18    4.77

75           2005                     7.30     6.36         6.74    6.09        6.01    5.67

             2010                     7.14     6.23         6.63    5.99        5.95    5.60

             2015                     6.99     6.10         6.52    5.89        5.90    5.54

             2020                     6.84     5.99         6.42    5.79        5.84    5.47

             2025                     6.71     5.88         6.32    5.71        5.78    5.41

             2030                     6.58     5.78         6.23    5.62        5.73    5.35

85           2005                    10.68     9.65         8.52    8.14        6.73    6.64

             2010                    10.45     9.41         8.44    8.04        6.72    6.62

             2015                    10.22     9.19         8.36    7.93        6.70    6.59

             2020                    10.00     8.98         8.27    7.83        6.68    6.57

             2025                     9.79     8.78         8.19    7.74        6.67    6.54

             2030                     9.60     8.59         8.11    7.64        6.65    6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


8 | IDS LIFE OF NEW YORK ACCOUNT 8

REVENUES RECEIVED DURING CALENDAR YEAR 2005

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

-------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                     6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                      6,167,159.08
American Century(R) Variable Portfolios, Inc.                                  5,916,210.77
Goldman Sachs Variable Insurance Trust                                         5,908,269.00
AIM Variable Insurance Funds                                                   4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                          4,105,185.33
Putnam Variable Trust                                                          2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                            2,814,229.09
Credit Suisse Trust                                                            1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                     1,785,045.10
Janus Aspen Series                                                               973,913.25
Evergreen Variable Annuity Trust                                                 950,086.78
Oppenheimer Variable Account Funds                                               940,501.39
Third Avenue Variable Series Trust                                               930,151.06
Royce Capital Fund                                                               909,404.51
Lazard Retirement Series, Inc.                                                   866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.       766,423.33
Pioneer Variable Contracts Trust                                                 367,921.93
Calvert Variable Series, Inc.                                                    166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                  40,580.81
STI Classic Variable Trust                                                        25,316.37
Premier VIT                                                                       20,167.99
Baron Capital Funds Trust                                                          7,180.35
J.P. Morgan Series Trust II                                                        4,344.49
-------------------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION

Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 (which includes IDS Life of New York Succession Select(SM) Variable Life Insurance, IDS Life of New York Variable Second-to-Die Life Insurance, IDS Life of New York Variable Universal Life, IDS Life of New York Variable Universal Life III, IDS Life of New York Variable Universal Life IV and IDS Life of New York Variable Universal Life IV - Estate Series) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                                              IDS LIFE OF NEW YORK ACCOUNT 8 | 9

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 71 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Account 8's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Account 8's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 71 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 31, 2006


10 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                      CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
DECEMBER 31, 2005                                       SER I          SER II         SER I          SER II         SER I
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $    672,256   $    307,992   $    659,244   $     86,063   $ 19,329,142
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                              210            274            312             --             --
Receivable for share redemptions                               --             --             --            919         24,448
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                              672,466        308,266        659,556         86,982     19,353,590
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                           503            226            497             65         14,600
     Contract terminations                                     --             --             --            919         24,448
Payable for investments purchased                             210            274            312             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             713            500            809            984         39,048
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             $    671,753   $    307,766   $    658,747   $     85,998   $ 19,314,542
=============================================================================================================================
(1) Investment shares                                      27,239         12,607         40,972          5,406        824,270
(2) Investments, at cost                             $    583,654   $    282,176   $    511,121   $     75,757   $ 19,450,935
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                       AIM VI                        AB VPS
                                                        AIM VI       FIN SERV,        AIM VI       GRO & Inc,    AB VPS INTL
DECEMBER 31, 2005 (CONTINUED)                         DYN, SER I       SER I       TECH, SER I        Cl B        Val, Cl B
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $     36,116   $      7,628   $     33,622   $    683,973   $    943,741
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract                                                      6             --            165          1,575          2,726
purchase payments
Receivable for share redemptions                               --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                               36,122          7,628         33,787        685,548        946,467
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                            27              6             25            500            693
     Contract terminations                                     --             --             --             --             --
Payable for investments purchased                               6             --            165          1,575          2,726
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              33              6            190          2,075          3,419
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             $     36,089   $      7,622   $     33,597   $    683,473   $    943,048
=============================================================================================================================
(1) Investment shares                                       2,445            500          2,649         27,747         49,881
(2) Investments, at cost                             $     29,623   $      6,922   $     31,307   $    643,714   $    815,055
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AC VP          AC VP          AC VP          AC VP        CALVERT VS
DECEMBER 31, 2005 (CONTINUED)                         INTL, CL I    INTL, CL II     VAL, CL I      VAL, CL II     SOCIAL BAL
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $  1,951,978   $    189,416   $  6,831,778   $  1,037,860   $    724,652
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                   --            204          1,153            788            302
Receivable for share redemptions                              745             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,952,723        189,620      6,832,931      1,038,648        724,954
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         1,455            141          5,101            773            539
     Contract terminations                                    745             --             --             --             --
Payable for investments purchased                              --            204          1,153            788            302
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           2,200            345          6,254          1,561            841
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  1,950,523   $    189,275   $  6,826,677   $  1,037,087   $    724,113
=============================================================================================================================
(1) Investment shares                                     237,178         23,043        833,144        126,723        372,955
(2) Investments, at cost                             $  1,533,423   $    164,242   $  6,095,635   $  1,035,420   $    673,265
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                          CS             CS           EG VA         FID VIP        FID VIP
                                                       MID-CAP         SM CAP      FUNDAMENTAL     GRO & INC,     GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                            GRO            GRO        LG CAP, CL 2     SERV CL       SERV CL 2
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $    359,754   $    525,169   $     89,519   $  7,770,220   $  1,042,631
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                   --            637             78             --            740
Receivable for share redemptions                              226             --             --            924             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                              359,980        525,806         89,597      7,771,144      1,043,371
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                           272            395             62          5,791            772
     Contract terminations                                    226             --             --            924             --
Payable for investments purchased                              --            637             78             --            740
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             498          1,032            140          6,715          1,512
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $    359,482   $    524,774   $     89,457   $  7,764,429   $  1,041,859
=============================================================================================================================
(1) Investment shares                                      27,275         35,270          5,021        530,029         71,757
(2) Investments, at cost                             $    292,513   $    476,347   $     84,401   $  6,672,571   $    955,267
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


12 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                       FID VIP        FID VIP        FID VIP        FID VIP         FTVIPT
                                                       MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL
DECEMBER 31, 2005 (CONTINUED)                          SERV CL       SERV CL 2       SERV CL       SERV CL 2      EST, CL 2
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $ 11,724,589   $  1,884,668   $  2,485,951   $    467,092   $  4,985,869
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                9,711             13         18,567            540          3,450
Receivable for share redemptions                               --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                           11,734,300      1,884,681      2,504,518        467,632      4,989,319
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         8,825          1,393          1,831            346          3,720
     Contract terminations                                     --             --             --             --             --
Payable for investments purchased                           9,711             13         18,567            540          3,450
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          18,536          1,406         20,398            886          7,170
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $ 11,715,764   $  1,883,275   $  2,484,120   $    466,746   $  4,982,149
=============================================================================================================================
(1) Investment shares                                     335,467         54,360        121,148         22,852        155,420
(2) Investments, at cost                             $  7,491,213   $  1,543,857   $  1,821,066   $    378,646   $  3,711,828
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                     FTVIPT FRANK      FTVIPT         FTVIPT         GS VIT         GS VIT
                                                        SM CAP      MUTUAL SHARES    TEMP FOR      STRUCTD SM    STRUCTD U.S.
DECEMBER 31, 2005 (CONTINUED)                         VAL, CL 2       SEC, CL 2     SEC, CL 2        CAP EQ           EQ
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $  2,597,808   $    348,658   $  3,229,790   $    671,547   $  3,216,883
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
contract purchase payments                                     --             --            600          1,701             --
Receivable for share redemptions                            1,987            544             --             --          2,604
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                            2,599,795        349,202      3,230,390        673,248      3,219,487
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         1,958            254          2,383            504          2,409
     Contract terminations                                  1,987            544             --             --          2,604
Payable for investments purchased                              --             --            600          1,701             --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           3,945            798          2,983          2,205          5,013
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  2,595,850   $    348,404   $  3,227,407   $    671,043   $  3,214,474
=============================================================================================================================
(1) Investment shares                                     154,724         19,189        206,773         48,209        245,002
(2) Investments, at cost                             $  2,112,115   $    316,501   $  2,513,089   $    574,589   $  2,860,197
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                       MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,      RETIRE
DECEMBER 31, 2005 (CONTINUED)                            VAL            SERV           SERV           SERV         INTL EQ
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $  7,984,311   $    407,899   $  2,453,868   $    506,501   $  2,114,870
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                               20,043             --          5,894             58            316
Receivable for share redemptions                               --          1,261             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                            8,004,354        409,160      2,459,762        506,559      2,115,186
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         5,940            303          1,870            389          1,601
     Contract terminations                                     --          1,261             --             --             --
Payable for investments purchased                          20,043             --          5,894             58            316
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          25,983          1,564          7,764            447          1,917
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  7,978,371   $    407,596   $  2,451,998   $    506,112   $  2,113,269
=============================================================================================================================
(1) Investment shares                                     514,122        103,005         69,772         17,828        164,838
(2) Investments, at cost                             $  7,096,936   $    364,066   $  1,638,195   $    387,632   $  1,703,700
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                         MFS
                                                         INV            MFS            MFS          PIONEER        PIONEER
                                                      GRO STOCK,      NEW DIS,      UTILITIES,    EQ INC VCT,    EUROPE VCT,
DECEMBER 31, 2005 (CONTINUED)                          SERV CL        SERV CL        SERV CL         CL II          CL II
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $  1,767,849   $  1,538,620   $    236,243   $    172,740   $     13,383
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                   --             --             82             --             28
Receivable for share redemptions                               97            360             --          3,332             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,767,946      1,538,980        236,325        176,072         13,411
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         1,326          1,158            167            128             10
     Contract terminations                                     97            360             --          3,332             --
Payable for investments purchased                              --             --             82             --             28
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           1,423          1,518            249          3,460             38
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  1,766,523   $  1,537,462   $    236,076   $    172,612   $     13,373
=============================================================================================================================
(1) Investment shares                                     181,877         99,587         10,027          8,083          1,195
(2) Investments, at cost                             $  1,606,901   $  1,317,239   $    211,947   $    163,549   $     11,889
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


14 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT
                                                        HEALTH         PUT VT         PUT VT         PUT VT         PUT VT
                                                      SCIENCES,      HI YIELD,       INTL EQ,     INTL NEW OPP,    NEW OPP,
DECEMBER 31, 2005 (CONTINUED)                           CL IB          CL IB          CL IB           CL IB         CL IA
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $     36,244   $    871,493   $    106,281   $    869,280   $ 13,746,939
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                    9          2,148             --            185          2,258
Receivable for share redemptions                               --             --            961             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                               36,253        873,641        107,242        869,465     13,749,197
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                            27            652             80            652         10,351
     Contract terminations                                     --             --            961             --             --
Payable for investments purchased                               9          2,148             --            185          2,258
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              36          2,800          1,041            837         12,609
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $     36,217   $    870,841   $    106,201   $    868,628   $ 13,736,588
=============================================================================================================================
(1) Investment shares                                       2,731        114,369          6,536         59,296        733,561
(2) Investments, at cost                             $     33,154   $    852,152   $     88,819   $    632,223   $ 17,439,979
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT         RVS VP         RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                        VISTA, CL IB       BAL         CASH MGMT       DIV BOND      DIV EQ INC
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $    565,097   $ 27,877,904   $  4,985,705   $ 10,508,397   $ 12,378,067
Dividends receivable                                           --             --         14,487         34,137             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                   64             --          6,237             --         22,895
Receivable for share redemptions                               --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                              565,161     27,877,904      5,006,429     10,542,534     12,400,962
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                           424         20,669          3,671          7,762          9,051
     Contract terminations                                     --         40,524             --            926             --
Payable for investments purchased                              64             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             488         61,193          3,671          8,688          9,051
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $    564,673   $ 27,816,711   $  5,002,758   $ 10,533,846   $ 12,391,911
=============================================================================================================================
(1) Investment shares                                      40,538      1,881,363      4,987,487      1,003,112        888,689
(2) Investments, at cost                             $    439,188   $ 26,550,505   $  4,985,700   $ 10,532,856   $ 10,421,204
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                         EMER MKTS     GLOBAL BOND        GRO        HI YIELD BOND    INTL OPP
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $  1,568,258   $  1,868,272   $  1,986,905   $  3,758,876   $ 14,204,687
Dividends receivable                                           --          3,317             --         15,341             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                8,741             --          2,545             --          1,236
Receivable for share redemptions                               --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,576,999      1,871,589      1,989,450      3,774,217     14,205,923
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         1,119          1,372          1,403          2,768         10,515
     Contract terminations                                     --          2,574             --            935             --
Payable for investments purchased                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           1,119          3,946          1,403          3,703         10,515
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  1,575,880   $  1,867,643   $  1,988,047   $  3,770,514   $ 14,195,408
=============================================================================================================================
(1) Investment shares                                     106,731        177,010        291,734        564,427      1,312,334
(2) Investments, at cost                             $  1,289,035   $  1,918,111   $  1,771,068   $  3,649,303   $ 11,207,505
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                                                    RVS VP
                                                        RVS VP         RVS VP         RVS VP         RVS VP         SHORT
DECEMBER 31, 2005 (CONTINUED)                         LG CAP EQ     MID CAP GRO      NEW DIM        S&P 500        DURATION
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $ 37,216,294   $    111,972   $  5,215,151   $  6,051,237   $  3,022,985
Dividends receivable                                           --             --             --             --          8,120
Accounts receivable from IDS Life of New York for
  contract purchase payments                                   --            676          7,278          3,620            943
Receivable for share redemptions                               --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                           37,216,294        112,648      5,222,429      6,054,857      3,032,048
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                        27,604             83          3,901          4,462          2,228
     Contract terminations                                 25,746             --             --             --             --
Payable for investments purchased                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          53,350             83          3,901          4,462          2,228
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $ 37,162,944   $    112,565   $  5,218,528   $  6,050,395   $  3,029,820
=============================================================================================================================
(1) Investment shares                                   1,692,910          9,148        330,439        713,634        298,301
(2) Investments, at cost                             $ 33,497,050   $    104,546   $  4,874,480   $  5,367,498   $  3,084,148
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


16 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         ROYCE          THIRD
DECEMBER 31, 2005 (CONTINUED)                         SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP       AVE VAL
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $  1,365,764   $    379,804   $    224,080   $  5,897,267   $  8,302,854
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                1,263            993            141             --          1,202
Receivable for share redemptions                               --             --             --          1,096             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,367,027        380,797        224,221      5,898,363      8,304,056
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         1,005            281            165          4,422          6,249
     Contract terminations                                     --             --             --          1,096             --
Payable for investments purchased                              --             --             --             --          1,202
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           1,005            281            165          5,518          7,451
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  1,366,022   $    380,516   $    224,056   $  5,892,845   $  8,296,605
=============================================================================================================================
(1) Investment shares                                     102,226         27,504         25,673        469,154        302,913
(2) Investments, at cost                             $  1,291,477   $    377,601   $    194,377   $  4,582,555   $  5,878,083
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                                   WF ADV VT
                                                     WANGER INTL    WANGER U.S.     WF ADV VT         INTL        WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                           SM CAP         SM CO       ASSET ALLOC        CORE           OPP
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $  4,379,314   $  7,166,101   $    255,434   $     58,411   $     76,038
Dividends receivable                                           --             --             --             --             --
Accounts receivable from IDS Life of New York for
  contract purchase payments                                   --         10,357             76             64            238
Receivable for share redemptions                            2,551             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                            4,381,865      7,176,458        255,510         58,475         76,276
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                         3,229          5,342            193             43             58
     Contract terminations                                  2,551             --             --             --             --
Payable for investments purchased                              --         10,357             76             64            238
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           5,780         15,699            269            107            296
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                $  4,376,085   $  7,160,759   $    255,241   $     58,368   $     75,980
=============================================================================================================================
(1) Investment shares                                     142,975        205,332         19,573          6,745          3,139
(2) Investments, at cost                             $  3,156,534   $  5,341,561   $    243,797   $     52,439   $     68,080
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 17

STATEMENT OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED
                                                                                       ASSET
                                                                                    SUBACCOUNT
                                                                                    ----------
                                                                                     WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                                       SM CAP GRO
----------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                                        $  171,679
Dividends receivable                                                                        --
Accounts receivable from IDS Life of New York for contract purchase payments                --
Receivable for share redemptions                                                           458
----------------------------------------------------------------------------------------------
Total assets                                                                           172,137
==============================================================================================

----------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
     Mortality and expense risk fee                                                        128
     Contract terminations                                                                 458
Payable for investments purchased                                                           --
----------------------------------------------------------------------------------------------
Total liabilities                                                                          586
----------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period             $  171,551
==============================================================================================
(1) Investment shares                                                                   20,585
(2) Investments, at cost                                                            $  149,226
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


18 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                      CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DECEMBER 31, 2005                            SER I          SER II         SER I          SER II         SER I
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $        406   $         --   $         --   $         --   $    289,444
Variable account expenses                                   5,101          1,591          5,446            527        176,986
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             (4,695)        (1,591)        (5,446)          (527)       112,458
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                   75,508         10,785        112,861          6,837      3,060,671
     Cost of investments sold                              69,657         10,382         92,144          6,188      3,179,354
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            5,851            403         20,717            649       (118,683)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              49,184         21,532         39,065          6,097        820,459
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             55,035         21,935         59,782          6,746        701,776
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $     50,340   $     20,344   $     54,336   $      6,219   $    814,234
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                       AIM VI                        AB VPS
                                                        AIM VI       FIN SERV,        AIM VI       GRO & INC,    AB VPS INTL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              DYN, SER I       SER I       TECH, SER I        CL B        VAL, CL B
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $         --   $         99   $         --   $      5,391   $      2,450
Variable account expenses                                     268             55            255          4,081          4,936
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                               (268)            44           (255)         1,310         (2,486)
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                    2,701          2,252          4,099         27,080         16,744
     Cost of investments sold                               2,259          2,154          3,893         25,716         14,997
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              442             98            206          1,364          1,747
Distributions from capital gains                               --             --             --             --          7,978
Net change in unrealized appreciation or
depreciation of investments                                 2,676            447          1,053         20,262         98,105
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              3,118            545          1,259         21,626        107,830
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $      2,850   $        589   $      1,004   $     22,936   $    105,344
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AC VP          AC VP          AC VP          AC VP        CALVERT VS
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              INTL, CL I    INTL, CL II     VAL, CL I      VAL, CL II     SOCIAL BAL
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $     17,523   $        877   $     51,123   $      4,647   $     12,776
Variable account expenses                                  14,393          1,098         55,747          6,900          6,504
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                              3,130           (221)        (4,624)        (2,253)         6,272
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                  151,523         20,889        517,144        152,021        224,603
     Cost of investments sold                             130,014         18,900        470,159        154,812        208,731
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           21,509          1,989         46,985         (2,791)        15,872
Distributions from capital gains                               --             --        591,503         65,148             --
Net change in unrealized appreciation or
  depreciation of investments                             176,012         17,487       (357,660)       (18,639)        12,675
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            197,521         19,476        280,828         43,718         28,547
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $    200,651   $     19,255   $    276,204   $     41,465   $     34,819
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 19

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                          CS             CS           EG VA         FID VIP        FID VIP
                                                       MID-CAP         SM CAP      FUNDAMENTAL     GRO & INC,     GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 GRO            GRO        LG CAP, CL 2     SERV CL       SERV CL 2
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $         --   $         --   $        566   $     92,833   $      7,036
Variable account expenses                                   3,176          4,651            494         62,203          6,575
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             (3,176)        (4,651)            72         30,630            461
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                   66,058         71,176         18,223        541,898         67,967
     Cost of investments sold                              56,520         66,278         17,035        492,547         65,397
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            9,538          4,898          1,188         49,351          2,570
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              13,564        (20,429)         3,104        400,838         62,478
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             23,102        (15,531)         4,292        450,189         65,048
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $     19,926   $    (20,182)  $      4,364   $    480,819   $     65,509
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                       FID VIP        FID VIP        FID VIP        FID VIP         FTVIPT
                                                       MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SERV CL       SERV CL 2       SERV CL       SERV CL 2      EST, CL 2
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $    152,776   $     14,655   $     10,277   $      1,265   $     57,182
Variable account expenses                                  91,349         11,567         17,688          2,928         38,019
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             61,427          3,088         (7,411)        (1,663)        19,163
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                  503,954         58,792        130,939         34,428        236,113
     Cost of investments sold                             343,937         51,177        109,117         31,325        176,326
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          160,017          7,615         21,822          3,103         59,787
Distributions from capital gains                               --             --          9,249          1,265        245,958
Net change in unrealized appreciation or
  depreciation of investments                           1,453,305        219,628        337,178         63,215        193,836
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          1,613,322        227,243        368,249         67,583        499,581
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  1,674,749   $    230,331   $    360,838   $     65,920   $    518,744
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                                     GS VIT
                                                     FTVIPT FRANK      FTVIPT         FTVIPT        STRUCTD         GS VIT
                                                        SM CAP      MUTUAL SHARES    TEMP FOR        SM CAP      STRUCTD U.S.
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              VAL, CL 2       SEC, CL 2     SEC, CL 2          EQ             EQ
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $     15,425   $      1,705   $     32,287   $      1,578   $     23,856
Variable account expenses                                  18,600          1,890         25,248          5,790         20,176
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             (3,175)          (185)         7,039         (4,212)         3,680
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                  126,813         12,684        245,243        136,896        142,872
     Cost of investments sold                             102,961         11,621        198,162        109,996        129,595
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           23,852          1,063         47,081         26,900         13,277
Distributions from capital gains                           12,477            639             --         58,429             --
Net change in unrealized appreciation or
  depreciation of investments                             140,734         21,874        215,120        (50,396)       186,085
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            177,063         23,576        262,201         34,933        199,362
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $    173,888   $     23,391   $    269,240   $     30,721   $    203,042
=============================================================================================================================

See accompanying notes to financial statements.


20 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                       MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,      RETIRE
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 VAL            SERV           SERV           SERV         INTL EQ
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $     43,711   $         --   $     20,930   $         --   $     19,272
Variable account expenses                                  59,527          2,980         17,326          4,214         16,965
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                            (15,816)        (2,980)         3,604         (4,214)         2,307
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                  185,054         47,195        303,445         93,374        326,415
     Cost of investments sold                             152,867         47,775        229,719         76,426        274,475
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           32,187           (580)        73,726         16,948         51,940
Distributions from capital gains                          733,177             --             --             --         29,347
Net change in unrealized appreciation or
  depreciation of investments                              (6,702)        43,853        477,647         38,448        114,084
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            758,662         43,273        551,373         55,396        195,371
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $    742,846   $     40,293   $    554,977   $     51,182   $    197,678
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                          MFS           MFS            MFS          PIONEER        PIONEER
                                                     INV GRO STOCK    NEW DIS,      UTILITIES,    EQ INC VCT,    EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                SERV CL       SERV CL        SERV CL         CL II          CL II
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $      2,071   $         --   $        429   $      2,962   $         53
Variable account expenses                                  13,792         13,818          1,086          1,170             98
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                            (11,721)       (13,818)          (657)         1,792            (45)
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                  162,254        383,137         12,371         34,826            626
     Cost of investments sold                             154,832        354,393         10,897         32,963            584
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            7,422         28,744          1,474          1,863             42
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              61,443         39,399         17,603          1,968            793
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             68,865         68,143         19,077          3,831            835
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $     57,144   $     54,325   $     18,420   $      5,623   $        790
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT
                                                        HEALTH         PUT VT         PUT VT         PUT VT         PUT VT
                                                      SCIENCES,      HI YIELD,       INTL EQ,     INTL NEW OPP,    NEW OPP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IB          CL IB          CL IB           CL IB         CL IA
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $          6   $     64,783   $        943   $      5,024   $     50,218
Variable account expenses                                     175          7,329            690          7,042        122,316
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                               (169)        57,454            253         (2,018)       (72,098)
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                    1,429        113,678          4,279        185,226      2,358,343
     Cost of investments sold                               1,325        113,416          3,648        144,501      3,279,671
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              104            262            631         40,725       (921,328)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               2,415        (40,425)         8,214         88,792      2,167,795
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              2,519        (40,163)         8,845        129,517      1,246,467
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $      2,350   $     17,291   $      9,098   $    127,499   $  1,174,369
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 21

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)             VISTA, CL IB       BAL         CASH MGMT       DIV BOND      DIV EQ INC
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $         --   $    738,499   $    124,399   $    367,557   $    152,591
Variable account expenses                                   4,560        256,815         43,385         88,925         85,067
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             (4,560)       481,684         81,014        278,632         67,524
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                   82,265      3,605,321      2,305,026        757,484        209,021
     Cost of investments sold                              69,664      3,374,869      2,305,024        751,105        175,559
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           12,601        230,452              2          6,379         33,462
Distributions from capital gains                               --        838,834             --             --        452,087
Net change in unrealized appreciation or
  depreciation of investments                              48,080       (726,612)             4       (166,340)       692,772
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             60,681        342,674              6       (159,961)     1,178,321
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $     56,121   $    824,358   $     81,020   $    118,671   $  1,245,845
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              EMER MKTS     GLOBAL BOND        GRO        HI YIELD BOND    INTL OPP
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $      1,850   $     56,404   $      5,453   $    213,476   $    185,150
Variable account expenses                                   8,095         13,449         12,698         29,762        118,380
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             (6,245)        42,955         (7,245)       183,714         66,770
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                   88,718        113,676        188,622        297,292      1,337,512
     Cost of investments sold                              78,103        113,716        169,791        286,501      1,152,993
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           10,615            (40)        18,831         10,791        184,519
Distributions from capital gains                           66,157          8,074             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             234,736       (138,230)        97,663        (87,216)     1,393,204
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            311,508       (130,196)       116,494        (76,425)     1,577,723
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $    305,263   $    (87,241)  $    109,249   $    107,289   $  1,644,493
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                                                    RVS VP
                                                        RVS VP         RVS VP         RVS VP         RVS VP         SHORT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              LG CAP EQ     MID CAP GRO      NEW DIM        S&P 500        DURATION
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $    422,162   $         --   $     33,048   $     72,583   $     83,772
Variable account expenses                                 340,995            760         50,676         46,253         25,902
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             81,167           (760)       (17,628)        26,330         57,870
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                5,465,238         14,930      1,756,299        421,954        467,499
     Cost of investments sold                           5,108,075         13,756      1,692,075        377,872        475,876
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          357,163          1,174         64,224         44,082         (8,377)
Distributions from capital gains                               --          5,888             --         14,697             --
Net change in unrealized appreciation or
  depreciation of investments                           1,447,258          3,497        (61,316)       128,692        (29,646)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          1,804,421         10,559          2,908        187,471        (38,023)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  1,885,588   $      9,799   $    (14,720)  $    213,801   $     19,847
=============================================================================================================================

See accompanying notes to financial statements.


22 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         ROYCE          THIRD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP       AVE VAL
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $         --   $        648   $        192   $     29,997   $     97,254
Variable account expenses                                  11,013          2,457          1,895         48,197         65,736
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                            (11,013)        (1,809)        (1,703)       (18,200)        31,518
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                  174,464         26,075         80,468        569,384        674,826
     Cost of investments sold                             151,179         25,474         75,033        475,504        493,953
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           23,285            601          5,435         93,880        180,873
Distributions from capital gains                          171,468         25,711             --         90,632        158,400
Net change in unrealized appreciation or
  depreciation of investments                            (132,078)        (4,988)        12,600        396,318        610,030
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             62,675         21,324         18,035        580,830        949,303
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $     51,662   $     19,515   $     16,332   $    562,630   $    980,821
=============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                     WANGER INTL     WANGER U.S     WF ADV VT      WF ADV VT      WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                SM CAP         SM CO       ASSET ALLOC     INTL CORE         OPP
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $     34,410   $         --   $      4,895   $      1,045   $         --
Variable account expenses                                  31,202         53,451          2,058            421            507
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                              3,208        (53,451)         2,837            624           (507)
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                  506,253        276,649         45,088          8,896         10,947
     Cost of investments sold                             401,413        214,269         42,977          8,141         10,033
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          104,840         62,380          2,111            755            914
Distributions from capital gains                               --             --          5,370          1,201             --
Net change in unrealized appreciation or
  depreciation of investments                             540,398        620,123            583          1,768          4,946
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            645,238        682,503          8,064          3,724          5,860
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $    648,446   $    629,052   $     10,901   $      4,348   $      5,353
=============================================================================================================================

                                                                             SEGREGATED
                                                                               ASSET
                                                                             SUBACCOUNT
                                                                             ----------
                                                                             WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                     SM CAP GRO
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividend income                                                              $       --
Variable account expenses                                                         1,164
---------------------------------------------------------------------------------------
Investment income (loss) - net                                                   (1,164)
=======================================================================================

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
---------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
     Proceeds from sales                                                         26,665
     Cost of investments sold                                                    23,628
---------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  3,037
Distributions from capital gains                                                     --
Net change in unrealized appreciation or depreciation of investments              9,639
---------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   12,676
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $   11,512
=======================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                      CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DECEMBER 31, 2005                            SER I          SER II         SER I          SER II         SER I
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (4,695)  $     (1,591)  $     (5,446)  $       (527)  $    112,458
Net realized gain (loss) on sales of investments            5,851            403         20,717            649       (118,683)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              49,184         21,532         39,065          6,097        820,459
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          50,340         20,344         54,336          6,219        814,234
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 78,450        107,016         78,856         27,830      2,088,906
Net transfers(1)                                          114,667        119,784         22,015         18,552     (2,306,557)
Transfers for policy loans                                (10,032)         2,065            (62)            35       (143,224)
Policy charges                                            (19,674)        (9,666)       (16,466)        (2,914)      (920,532)
Contract terminations:
     Surrender benefits                                    (8,278)        (1,340)       (39,302)        (2,054)      (947,909)
     Death benefits                                            --             --             --             --         (5,245)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            155,133        217,859         45,041         41,449     (2,234,561)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           466,280         69,563        559,370         38,330     20,734,869
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    671,753   $    307,766   $    658,747   $     85,998   $ 19,314,542
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    675,536         58,875        510,263         29,304     13,676,647
Contract purchase payments                                113,925         89,974         71,616         20,843      1,375,399
Net transfers(1)                                          168,358        100,765         22,308         14,310     (1,473,718)
Transfers for policy loans                                (14,663)         1,755             93             25        (93,836)
Policy charges                                            (28,839)        (8,143)       (14,867)        (2,203)      (651,185)
Contract terminations:
     Surrender benefits                                   (12,081)        (1,135)       (36,233)        (1,570)      (623,366)
     Death benefits                                            --             --             --             --         (3,479)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          902,236        242,091        553,180         60,709     12,206,462
=============================================================================================================================

See accompanying notes to financial statements.


24 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                       AIM VI         AIM VI         AB VPS
                                                        AIM VI       FIN SERV,        TECH,          GRO &       AB VPS INTL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              DYN, SER I       SER I          SER I        INC, CL B      VAL, CL B
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $       (268)  $         44   $       (255)  $      1,310   $     (2,486)
Net realized gain (loss) on sales of investments              442             98            206          1,364          1,747
Distributions from capital gains                               --             --             --             --          7,978
Net change in unrealized appreciation or
  depreciation of investments                               2,676            447          1,053         20,262         98,105
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           2,850            589          1,004         22,936        105,344
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  3,595          4,362         10,597        266,171        383,090
Net transfers(1)                                            3,155            162          1,460        163,671        238,511
Transfers for policy loans                                     --           (404)          (671)         4,597          2,940
Policy charges                                               (521)          (426)        (1,529)       (28,911)       (34,110)
Contract terminations:
     Surrender benefits                                        --            (23)            --         (1,323)        (1,673)
     Death benefits                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              6,229          3,671          9,857        404,205        588,758
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            27,010          3,362         22,736        256,332        248,946
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $     36,089   $      7,622   $     33,597   $    683,473   $    943,048
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                     20,971          2,784         18,667        207,861        172,438
Contract purchase payments                                  2,708          3,764          9,045        214,263        254,762
Net transfers(1)                                            2,253            222          1,404        133,127        160,174
Transfers for policy loans                                     --           (348)          (579)         3,855          1,942
Policy charges                                               (396)          (365)        (1,308)       (23,353)       (22,589)
Contract terminations:
     Surrender benefits                                        --             --             --         (1,078)        (1,110)
     Death benefits                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           25,536          6,057         27,229        534,675        565,617
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AC VP          AC VP          AC VP           AC VP       CALVERT VS
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              INTL, CL I    INTL, CL II     VAL, CL I      VAL, CL II     SOCIAL BAL
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $      3,130   $       (221)  $     (4,624)  $     (2,253)  $      6,272
Net realized gain (loss) on sales of investments           21,509          1,989         46,985         (2,791)        15,872
Distributions from capital gains                               --             --        591,503         65,148             --
Net change in unrealized appreciation or
  depreciation of investments                             176,012         17,487       (357,660)       (18,639)        12,675
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         200,651         19,255        276,204         41,465         34,819
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                187,096         80,985        799,637        336,144         85,620
Net transfers(1)                                          181,457         27,821        590,237        420,821        166,888
Transfers for policy loans                                 (2,862)         3,092          4,619          1,784         (8,244)
Policy charges                                            (45,581)       (10,915)      (219,451)       (43,956)       (22,172)
Contract terminations:
     Surrender benefits                                   (28,803)        (1,277)      (227,131)        (2,961)       (18,097)
     Death benefits                                        (1,124)            --        (15,787)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            290,183         99,706        932,124        711,832        203,995
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,459,689         70,314      5,618,349        283,790        485,299
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,950,523   $    189,275   $  6,826,677   $  1,037,087   $    724,113
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  1,867,018         54,308      3,732,567        220,275        512,217
Contract purchase payments                                236,092         60,822        530,208        260,620         89,556
Net transfers(1)                                          218,031         22,125        410,674        328,611        180,966
Transfers for policy loans                                 (2,503)         2,326          3,852          1,420         (8,844)
Policy charges                                            (57,294)        (8,266)      (159,734)       (33,944)       (24,983)
Contract terminations:
     Surrender benefits                                   (37,071)          (935)      (150,592)        (2,289)       (18,956)
     Death benefits                                        (1,472)            --        (10,061)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,222,801        130,380      4,356,914        774,693        729,956
=============================================================================================================================

See accompanying notes to financial statements.


26 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                          CS             CS           EG VA         FID VIP        FID VIP
                                                       MID-CAP         SM CAP      FUNDAMENTAL     GRO & INC,     GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 GRO            GRO        LG CAP, CL 2     SERV CL       SERV CL 2
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)  - net                      $     (3,176)  $     (4,651)  $         72   $     30,630   $        461
Net realized gain (loss) on sales of investments            9,538          4,898          1,188         49,351          2,570
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              13,564        (20,429)         3,104        400,838         62,478
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          19,926        (20,182)         4,364        480,819         65,509
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 40,038         61,792         40,189      1,027,352        480,266
Net transfers(1)                                          (34,667)       (13,572)        20,280        393,966         89,055
Transfers for policy loans                                 (1,405)         1,094             --        (21,318)         4,591
Policy charges                                            (21,073)       (21,839)        (5,693)      (258,707)       (48,826)
Contract terminations:
     Surrender benefits                                    (4,541)        (6,926)          (227)      (401,378)        (9,525)
     Death benefits                                            --             --             --         (2,598)            --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (21,648)        20,549         54,549        737,317        515,561
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           361,204        524,407         30,544      6,546,293        460,789
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    359,482   $    524,774   $     89,457   $  7,764,429   $  1,041,859
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    406,304        783,837         25,341      6,923,389        411,776
Contract purchase payments                                 44,547         96,334         31,960      1,089,360        429,266
Net transfers(1)                                          (39,413)       (24,393)        16,301        431,293         81,480
Transfers for policy loans                                 (1,531)         2,042             --        (20,953)         4,189
Policy charges                                            (23,385)       (33,814)        (4,557)      (288,024)       (43,643)
Contract terminations:
     Surrender benefits                                    (5,105)       (10,796)          (185)      (427,663)        (8,438)
     Death benefits                                            --             --             --         (2,834)            --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          381,417        813,210         68,860      7,704,568        874,630
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                       FID VIP        FID VIP        FID VIP        FID VIP         FTVIPT
                                                       MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SERV CL       SERV CL 2       SERV CL       SERV CL 2      EST, CL 2
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     61,427   $      3,088   $     (7,411)  $     (1,663)  $     19,163
Net realized gain (loss) on sales of investments          160,017          7,615         21,822          3,103         59,787
Distributions from capital gains                               --             --          9,249          1,265        245,958
Net change in unrealized appreciation or
  depreciation of investments                           1,453,305        219,628        337,178         63,215        193,836
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,674,749        230,331        360,838         65,920        518,744
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              1,167,400        710,004        262,586        158,185        710,859
Net transfers(1)                                          768,258        261,052        193,219         30,447        451,928
Transfers for policy loans                                (54,142)        (1,285)        (6,384)         2,061        (22,423)
Policy charges                                           (345,806)       (84,587)       (58,898)       (16,635)      (136,814)
Contract terminations:
     Surrender benefits                                  (401,475)        (4,459)       (41,019)        (1,730)       (84,331)
     Death benefits                                            --             --             --             --         (4,866)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,134,235        880,725        349,504        172,328        914,353
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         8,906,780        772,219      1,773,778        228,498      3,549,052
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 11,715,764   $  1,883,275   $  2,484,120   $    466,746   $  4,982,149
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  5,927,574        528,310      1,871,269        168,130      1,726,648
Contract purchase payments                                740,915        462,867        270,526        113,641        332,786
Net transfers(1)                                          495,525        168,825        191,648         21,667        213,540
Transfers for policy loans                                (31,828)          (782)        (6,790)         1,458        (10,218)
Policy charges                                           (222,407)       (54,711)       (60,648)       (11,921)       (66,721)
Contract terminations:
     Surrender benefits                                  (254,034)        (2,965)       (43,481)        (1,307)       (38,668)
     Death benefits                                            --             --             --             --         (2,107)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,655,745      1,101,544      2,222,524        291,668      2,155,260
=============================================================================================================================

See accompanying notes to financial statements.


28 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                                     GS VIT
                                                     FTVIPT FRANK      FTVIPT         FTVIPT        STRUCTD         GS VIT
                                                        SM CAP      MUTUAL SHARES    TEMP FOR        SM CAP      STRUCTD U.S.
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              VAL, CL 2       SEC, CL 2     SEC, CL 2          EQ             EQ
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (3,175)  $       (185)  $      7,039   $     (4,212)  $      3,680
Net realized gain (loss) on sales of investments           23,852          1,063         47,081         26,900         13,277
Distributions from capital gains                           12,477            639             --         58,429             --
Net change in unrealized appreciation or
  depreciation of investments                             140,734         21,874        215,120        (50,396)       186,085
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         173,888         23,391        269,240         30,721        203,042
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                481,943         94,110        423,644         81,982        462,901
Net transfers(1)                                          702,219        136,110        342,989        (69,785)     1,425,809
Transfers for policy loans                                (20,942)            --         (6,698)        (1,741)       (13,373)
Policy charges                                            (76,322)       (13,784)       (74,780)       (18,652)       (83,427)
Contract terminations:
     Surrender benefits                                   (56,417)        (1,138)      (126,986)       (16,421)       (59,323)
     Death benefits                                            --             --         (8,903)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,030,481        215,298        549,266        (24,617)     1,732,587
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,391,481        109,715      2,408,901        664,939      1,278,845
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  2,595,850   $    348,404   $  3,227,407   $    671,043   $  3,214,474
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    791,312         88,098      2,266,315        461,623      1,362,349
Contract purchase payments                                267,590         72,849        392,476         56,611        498,201
Net transfers(1)                                          397,732        106,005        330,277        (49,238)     1,551,746
Transfers for policy loans                                (11,883)            --         (6,062)        (1,251)       (11,983)
Policy charges                                            (44,529)       (10,729)       (76,784)       (12,904)       (93,372)
Contract terminations:
     Surrender benefits                                   (30,935)          (897)      (117,582)       (11,657)       (63,050)
     Death benefits                                            --             --         (7,664)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,369,287        255,326      2,780,976        443,184      3,243,891
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                       MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,      RETIRE
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 VAL            SERV           SERV           SERV         INTL EQ
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $    (15,816)  $     (2,980)  $      3,604   $     (4,214)  $      2,307
Net realized gain (loss) on sales of investments           32,187           (580)        73,726         16,948         51,940
Distributions from capital gains                          733,177             --             --             --         29,347
Net change in unrealized appreciation or
  depreciation of investments                              (6,702)        43,853        477,647         38,448        114,084
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         742,846         40,293        554,977         51,182        197,678
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              1,067,413         68,473        319,752         77,792        336,854
Net transfers(1)                                        1,675,504         54,972         (7,138)       (33,160)        65,882
Transfers for policy loans                                (31,314)        (5,522)        (5,221)         3,996         (5,293)
Policy charges                                           (234,533)       (20,507)       (65,779)       (16,840)       (49,004)
Contract terminations:
     Surrender benefits                                  (280,894)       (14,140)       (35,492)        (8,803)       (37,928)
     Death benefits                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          2,196,176         83,276        206,122         22,985        310,511
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,039,349        284,027      1,690,899        431,945      1,605,080
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  7,978,371   $    407,596   $  2,451,998   $    506,112   $  2,113,269
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  2,817,078        637,551      2,057,932        744,799      1,671,181
Contract purchase payments                                567,329        155,178        366,356        132,753        348,976
Net transfers(1)                                          895,507        125,734        (16,285)       (57,363)        80,984
Transfers for policy loans                                (17,304)       (11,876)        (5,794)         9,657         (5,488)
Policy charges                                           (124,511)       (46,220)       (79,233)       (28,488)       (50,530)
Contract terminations:
     Surrender benefits                                  (149,399)       (32,830)       (40,780)       (15,384)       (38,676)
     Death benefits                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,988,700        827,537      2,282,196        785,974      2,006,447
=============================================================================================================================

See accompanying notes to financial statements.


30 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                         MFS
                                                       INV GRO          MFS            MFS          PIONEER        PIONEER
                                                        STOCK,        NEW DIS,      UTILITIES,    EQ INC VCT,    EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SERV CL        SERV CL        SERV CL         CL II          CL II
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $    (11,721)  $    (13,818)  $       (657)  $      1,792   $        (45)
Net realized gain (loss) on sales of investments            7,422         28,744          1,474          1,863             42
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              61,443         39,399         17,603          1,968            793
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          57,144         54,325         18,420          5,623            790
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                313,345        286,260         73,114         68,199          3,275
Net transfers(1)                                          112,574       (297,689)       107,231         14,469            398
Transfers for policy loans                                 (9,866)        (3,553)         2,050             --             --
Policy charges                                            (66,869)       (71,185)        (7,468)        (8,796)          (274)
Contract terminations:
     Surrender benefits                                   (37,145)       (62,014)          (345)          (305)            --
     Death benefits                                            --         (3,615)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            312,039       (151,796)       174,582         73,567          3,399
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,397,340      1,634,933         43,074         93,422          9,184
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,766,523   $  1,537,462   $    236,076   $    172,612   $     13,373
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  2,092,999      1,893,462         29,292         73,219          6,602
Contract purchase payments                                475,641        344,423         46,865         52,374          2,312
Net transfers(1)                                          169,055       (356,287)        66,395         10,750            276
Transfers for policy loans                                (14,699)        (3,463)         1,266             --             --
Policy charges                                           (105,929)       (89,569)        (4,647)        (6,748)          (193)
Contract terminations:
     Surrender benefits                                   (55,444)       (73,991)          (211)          (234)            --
     Death benefits                                            --         (4,032)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,561,623      1,710,543        138,960        129,361          8,997
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT
                                                        HEALTH         PUT VT         PUT VT         PUT VT         PUT VT
                                                      SCIENCES,      HI YIELD,       INTL EQ,     INTL NEW OPP,    NEW OPP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IB          CL IB          CL IB           CL IB         CL IA
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $       (169)  $     57,454   $        253   $     (2,018)  $    (72,098)
Net realized gain (loss) on sales of investments              104            262            631         40,725       (921,328)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               2,415        (40,425)         8,214         88,792      2,167,795
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           2,350         17,291          9,098        127,499      1,174,369
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 11,665         90,487         22,921         92,929      1,600,181
Net transfers(1)                                           16,220         54,783         15,212          1,707     (1,981,425)
Transfers for policy loans                                     --         (4,897)            --        (11,146)      (146,534)
Policy charges                                             (1,645)       (21,213)        (2,402)       (24,078)      (675,709)
Contract terminations:
     Surrender benefits                                      (586)       (22,426)            --        (30,988)      (611,164)
     Death benefits                                            --             --             --             --         (4,318)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             25,654         96,734         35,731         28,424     (1,818,969)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             8,213        756,816         61,372        712,705     14,381,188
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $     36,217   $    870,841   $    106,201   $    868,628   $ 13,736,588
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      7,147        556,138         45,906        857,266     11,508,804
Contract purchase payments                                  9,536         66,195         16,465        106,412      1,267,084
Net transfers(1)                                           13,274         39,421         10,828          1,908     (1,566,517)
Transfers for policy loans                                     --         (3,360)            --        (12,738)      (117,863)
Policy charges                                             (1,348)       (15,519)        (1,759)       (27,375)      (549,456)
Contract terminations:
     Surrender benefits                                      (516)       (16,575)            --        (34,817)      (484,242)
     Death benefits                                            --             --             --             --         (3,517)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           28,093        626,300         71,440        890,656     10,054,293
=============================================================================================================================

See accompanying notes to financial statements.


32 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)             VISTA, CL IB       BAL         CASH MGMT       DIV BOND      DIV EQ INC
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (4,560)  $    481,684   $     81,014   $    278,632   $     67,524
Net realized gain (loss) on sales of investments           12,601        230,452              2          6,379         33,462
Distributions from capital gains                               --        838,834             --             --        452,087
Net change in unrealized appreciation or
  depreciation of investments                              48,080       (726,612)             4       (166,340)       692,772
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          56,121        824,358         81,020        118,671      1,245,845
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 72,991      2,795,911      2,023,514      1,414,219      1,584,775
Net transfers(1)                                           (3,295)    (2,068,258)    (1,212,024)       605,757      3,360,409
Transfers for policy loans                                 (1,835)      (239,638)       177,410        (32,961)       (35,784)
Policy charges                                            (19,158)    (1,891,264)      (549,888)      (590,644)      (372,712)
Contract terminations:
     Surrender benefits                                   (18,867)    (1,237,409)      (155,309)      (532,633)      (271,220)
     Death benefits                                            --         (9,041)        (2,785)        (3,944)            --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             29,836     (2,649,699)       280,918        859,794      4,265,468
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           478,716     29,642,052      4,640,820      9,555,381      6,880,598
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    564,673   $ 27,816,711   $  5,002,758   $ 10,533,846   $ 12,391,911
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    743,322     32,215,373      4,552,305      7,907,257      5,087,811
Contract purchase payments                                112,053      3,022,398      1,971,874      1,162,940      1,130,938
Net transfers(1)                                           (5,656)    (2,187,931)    (1,172,857)       515,817      2,423,647
Transfers for policy loans                                 (2,851)      (258,803)       174,086        (27,074)       (25,686)
Policy charges                                            (29,151)    (2,089,690)      (545,743)      (504,600)      (277,397)
Contract terminations:
     Surrender benefits                                   (28,891)    (1,338,479)      (151,325)      (438,099)      (193,662)
     Death benefits                                            --         (9,766)        (2,716)        (3,227)            --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          788,826     29,353,102      4,825,624      8,613,014      8,145,651
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              EMER MKTS     GLOBAL BOND        GRO        HI YIELD BOND    INTL OPP
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (6,245)  $     42,955   $     (7,245)  $    183,714   $     66,770
Net realized gain (loss) on sales of investments           10,615            (40)        18,831         10,791        184,519
Distributions from capital gains                           66,157          8,074             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             234,736       (138,230)        97,663        (87,216)     1,393,204
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         305,263        (87,241)       109,249        107,289      1,644,493
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                154,278        346,355        252,912        677,450      1,406,643
Net transfers(1)                                          731,612        598,699        572,212        354,235       (461,156)
Transfers for policy loans                                 (4,995)        (5,271)         7,067         (6,834)      (154,396)
Policy charges                                            (34,807)       (61,700)       (65,285)      (126,775)      (657,165)
Contract terminations:
     Surrender benefits                                    (6,013)       (24,955)       (36,705)       (82,188)      (619,325)
     Death benefits                                            --             --             --        (10,772)        (1,443)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            840,075        853,128        730,201        805,116       (486,842)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           430,542      1,101,756      1,148,597      2,858,109     13,037,757
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,575,880   $  1,867,643   $  1,988,047   $  3,770,514   $ 14,195,408
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    295,436        747,714      1,983,907      2,266,069     20,214,927
Contract purchase payments                                 96,041        243,739        426,546        532,838      2,153,789
Net transfers(1)                                          452,210        420,625        938,556        290,681       (646,999)
Transfers for policy loans                                 (2,783)        (3,629)        12,151         (5,304)      (234,986)
Policy charges                                            (21,445)       (44,852)      (110,384)      (111,607)    (1,036,036)
Contract terminations:
     Surrender benefits                                    (4,013)       (17,409)       (60,707)       (64,621)      (944,104)
     Death benefits                                            --             --             --         (8,308)        (2,119)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          815,446      1,346,188      3,190,069      2,899,748     19,504,472
=============================================================================================================================

See accompanying notes to financial statements.


34 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                                                    RVS VP
                                                        RVS VP         RVS VP         RVS VP         RVS VP         SHORT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              LG CAP EQ     MID CAP GRO      NEW DIM        S&P 500        DURATION
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     81,167   $       (760)  $    (17,628)  $     26,330   $     57,870
Net realized gain (loss) on sales of investments          357,163          1,174         64,224         44,082         (8,377)
Distributions from capital gains                               --          5,888             --         14,697             --
Net change in unrealized appreciation or
  depreciation of investments                           1,447,258          3,497        (61,316)       128,692        (29,646)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,885,588          9,799        (14,720)       213,801         19,847
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              4,123,556         65,305        994,725      1,010,442        523,656
Net transfers(1)                                       (3,686,679)         2,246     (1,676,025)       652,136         44,339
Transfers for policy loans                               (282,833)            --        (25,555)         4,526        (56,475)
Policy charges                                         (2,383,321)        (9,005)      (288,734)      (183,671)      (170,046)
Contract terminations:
     Surrender benefits                                (2,007,909)          (651)      (190,683)       (82,047)       (98,126)
     Death benefits                                        (8,310)            --        (13,074)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (4,245,496)        57,895     (1,199,346)     1,401,386        243,348
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        39,522,852         44,871      6,432,594      4,435,208      2,766,625
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 37,162,944   $    112,565   $  5,218,528   $  6,050,395   $  3,029,820
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                 54,271,897         37,451      8,857,050      4,985,551      2,469,086
Contract purchase payments                              5,603,193         54,568      1,405,665      1,139,085        466,917
Net transfers(1)                                       (4,924,261)         2,086     (2,355,745)       741,289         44,947
Transfers for policy loans                               (383,861)            --        (37,357)         6,303        (50,329)
Policy charges                                         (3,327,559)        (7,457)      (425,478)      (206,554)      (157,215)
Contract terminations:
     Surrender benefits                                (2,730,893)          (518)      (269,294)       (92,776)       (87,342)
     Death benefits                                       (11,307)            --        (17,753)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       48,497,209         86,130      7,157,088      6,572,898      2,686,064
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                         RVS VP        RVS VP         RVS VP          ROYCE         THIRD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              SM CAP ADV     SM CAP VAL    STRATEGY AGGR    MICRO-CAP      AVE VAL
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $    (11,013)  $     (1,809)  $     (1,703)  $    (18,200)  $     31,518
Net realized gain (loss) on sales of investments           23,285            601          5,435         93,880        180,873
Distributions from capital gains                          171,468         25,711             --         90,632        158,400
Net change in unrealized appreciation or
  depreciation of investments                            (132,078)        (4,988)        12,600        396,318        610,030
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          51,662         19,515         16,332        562,630        980,821
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                236,153        151,780         38,707        639,752        812,692
Net transfers(1)                                          104,892         48,220        (44,359)      (211,385)       264,831
Transfers for policy loans                                (18,123)         3,013         (1,983)       (14,520)       (32,576)
Policy charges                                            (49,082)       (16,868)       (10,186)      (199,146)      (210,115)
Contract terminations:
     Surrender benefits                                   (51,753)        (1,617)        (3,703)      (191,966)      (201,288)
     Death benefits                                            --             --             --             --         (8,094)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            222,087        184,528        (21,524)        22,735        625,450
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,092,273        176,473        229,248      5,307,480      6,690,334
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,366,022   $    380,516   $    224,056   $  5,892,845   $  8,296,605
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    851,979        126,128        641,376      2,825,890      3,646,113
Contract purchase payments                                184,993        109,319        108,783        342,208        430,031
Net transfers(1)                                           82,376         35,052       (126,572)      (111,638)       144,771
Transfers for policy loans                                (14,104)         2,229         (5,286)        (7,449)       (17,969)
Policy charges                                            (38,488)       (12,067)       (28,453)      (110,268)      (113,516)
Contract terminations:
     Surrender benefits                                   (41,147)        (1,170)       (10,520)      (102,243)      (105,743)
     Death benefits                                            --             --             --             --         (4,050)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,025,609        259,491        579,328      2,836,500      3,979,637
=============================================================================================================================

See accompanying notes to financial statements.


36 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                     WANGER INTL     WANGER U.S.    WF ADV VT      WF ADV VT      WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                SM CAP         SM CO       ASSET ALLOC     INTL CORE         OPP
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $      3,208   $    (53,451)  $      2,837   $        624   $       (507)
Net realized gain (loss) on sales of investments          104,840         62,380          2,111            755            914
Distributions from capital gains                               --             --          5,370          1,201             --
Net change in unrealized appreciation or
  depreciation of investments                             540,398        620,123            583          1,768          4,946
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         648,446        629,052         10,901          4,348          5,353
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                543,371      1,152,675         53,829         21,307         32,543
Net transfers(1)                                          764,562        972,975         36,105           (525)        12,311
Transfers for policy loans                                   (548)       (16,756)       (12,633)          (178)            --
Policy charges                                           (122,673)      (269,428)       (16,201)        (2,950)        (5,817)
Contract terminations:
     Surrender benefits                                  (128,106)      (198,535)        (2,469)          (621)            (3)
     Death benefits                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,056,606      1,640,931         58,631         17,033         39,034
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,671,033      4,890,776        185,709         36,987         31,593
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  4,376,085   $  7,160,759   $    255,241   $     58,368   $     75,980
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  2,345,427      3,088,730        154,946         28,696         23,854
Contract purchase payments                                442,014        711,631         44,465         16,225         24,378
Net transfers(1)                                          612,364        598,584         31,128           (397)         9,808
Transfers for policy loans                                   (965)        (9,734)       (10,412)          (132)            --
Policy charges                                           (105,946)      (165,523)       (13,395)        (2,249)        (4,344)
Contract terminations:
     Surrender benefits                                  (103,334)      (122,124)        (2,042)          (482)            (2)
     Death benefits                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,189,560      4,101,564        204,690         41,661         53,694
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 37

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SEGREGATED
                                                                       ASSET
                                                                     SUBACCOUNT
                                                                     ----------
                                                                     WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                             SM CAP GRO
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Investment income (loss) - net                                      $     (1,164)
Net realized gain (loss) on sales of investments                           3,037
Distributions from capital gains                                              --
Net change in unrealized appreciation or
  depreciation of investments                                              9,639
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                         11,512
================================================================================

--------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------
Contract purchase payments                                                63,188
Net transfers(1)                                                          14,028
Transfers for policy loans                                                  (254)
Policy charges                                                            (7,813)
Contract terminations:
      Surrender benefits                                                     (71)
      Death benefits                                                          --
--------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            69,078
--------------------------------------------------------------------------------
Net assets at beginning of year                                           90,961
--------------------------------------------------------------------------------
Net assets at end of year                                           $    171,551
================================================================================

--------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------
Units outstanding at beginning of year                                    68,619
Contract purchase payments                                                48,468
Net transfers(1)                                                          12,071
Transfers for policy loans                                                  (188)
Policy charges                                                            (6,009)
Contract terminations:
      Surrender benefits                                                     (41)
      Death benefits                                                          --
--------------------------------------------------------------------------------
Units outstanding at end of year                                         122,920
================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


38 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                      CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DECEMBER 31, 2004                            SER I          SER II         SER I          SER II         SER I
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (2,792)  $       (324)  $     (3,986)  $       (186)  $     12,810
Net realized gain (loss) on sales of investments            1,095            211          4,218            (41)      (280,148)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              26,888          4,236         63,239          4,122      1,829,747
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          25,191          4,123         63,471          3,895      1,562,409
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 65,921         26,562         63,028         17,816      2,492,640
Net transfers(1)                                          173,399         43,832        115,961         16,508     (2,051,777)
Transfers for policy loans                                  1,001         (1,979)         2,373             --       (216,805)
Policy charges                                            (15,457)        (4,118)       (16,075)        (1,674)    (1,004,997)
Contract terminations:
      Surrender benefits                                  (11,198)        (1,377)       (15,345)           (38)      (887,022)
      Death benefits                                           --             --             --             --        (25,306)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            213,666         62,920        149,942         32,612     (1,693,267)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           227,423          2,520        345,957          1,823     20,865,727
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    466,280   $     69,563   $    559,370   $     38,330   $ 20,734,869
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    348,112          2,218        361,232          1,572     14,863,194
Contract purchase payments                                101,705         23,925         63,671         15,301      1,746,568
Net transfers(1)                                          265,287         39,360        116,801         13,861     (1,423,352)
Transfers for policy loans                                  1,650         (1,702)         2,462             --       (150,061)
Policy charges                                            (23,883)        (3,716)       (18,410)        (1,419)      (720,458)
Contract terminations:
      Surrender benefits                                  (17,335)        (1,210)       (15,493)           (11)      (621,494)
      Death benefits                                           --             --             --             --        (17,750)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          675,536         58,875        510,263         29,304     13,676,647
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AIM VI         AIM VI         AIM VI         AB VPS      AB VPS INTL
                                                         DYN,        FIN SERV,        TECH,        GRO & INC,        VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                SER I          SER I          SER I           CL B           CL B
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $        (80)  $          4   $       (143)  $       (510)  $       (566)
Net realized gain (loss) on sales of investments               31              4            (29)           522            934
Distributions from capital gains                               --             --             --             --            121
Net change in unrealized appreciation or
  depreciation of investments                               3,816            215          1,285         19,042         30,467
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           3,767            223          1,113         19,054         30,956
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  5,805          1,289         12,600         91,326        100,377
Net transfers(1)                                           17,904            670          3,567        141,564        126,436
Transfers for policy loans                                     --             --             --         (5,102)        (3,396)
Policy charges                                               (482)          (195)        (1,279)        (9,070)        (7,758)
Contract terminations:
      Surrender benefits                                      (24)            --           (208)           (61)           (60)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             23,203          1,764         14,680        218,657        215,599
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                40          1,375          6,943         18,621          2,391
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $     27,010   $      3,362   $     22,736   $    256,332   $    248,946
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                         16          1,215          5,885         16,615          2,030
Contract purchase payments                                  4,981          1,140         10,974         79,563         77,467
Net transfers(1)                                           16,387            602          3,100        123,799        101,494
Transfers for policy loans                                     --             --             --         (4,192)        (2,413)
Policy charges                                               (413)          (173)        (1,135)        (7,902)        (6,115)
Contract terminations:
      Surrender benefits                                       --             --           (157)           (22)           (25)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           20,971          2,784         18,667        207,861        172,438
=============================================================================================================================

See accompanying notes to financial statements.


40 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        AC VP          AC VP          AC VP          AC VP        CALVERT VS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              INTL, CI I    INTL, CI II     VAL, CI I      VAL, CL II     SOCIAL BAL
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (4,895)  $       (223)  $      1,469   $       (641)  $      4,403
Net realized gain (loss) on sales of investments            9,948            301         69,914            627          2,039
Distributions from capital gains                               --             --         34,653            306             --
Net change in unrealized appreciation or
  depreciation of investments                             170,705          7,204        520,975         20,352         22,710
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         175,758          7,282        627,011         20,644         29,152
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                174,569         35,878        757,222         90,770         58,059
Net transfers(1)                                          172,018         27,435        407,568        172,912        138,083
Transfers for policy loans                                (18,923)        (3,155)       (20,621)        (2,288)         2,403
Policy charges                                            (43,285)        (5,565)      (194,349)        (9,574)       (15,153)
Contract terminations:
      Surrender benefits                                  (35,651)          (502)      (180,162)        (1,546)        (2,764)
      Death benefits                                           --             --         (1,859)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            248,728         54,091        767,799        250,274        180,628
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,035,203          8,941      4,223,539         12,872        275,519
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,459,689   $     70,314   $  5,618,349   $    283,790   $    485,299
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  1,507,876          7,850      3,179,273         11,295        311,951
Contract purchase payments                                249,115         30,990        546,040         75,932         64,588
Net transfers(1)                                          259,457         23,148        301,364        144,124        171,394
Transfers for policy loans                                (26,435)        (2,501)       (13,382)        (1,810)         2,745
Policy charges                                            (71,564)        (4,772)      (149,415)        (7,983)       (35,403)
Contract terminations:
      Surrender benefits                                  (51,431)          (407)      (129,949)        (1,283)        (3,058)
      Death benefits                                           --             --         (1,364)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,867,018         54,308      3,732,567        220,275        512,217
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                          CS             CS           EG VA         FID VIP        FID VIP
                                                       MID-CAP         SM CAP      FUNDAMENTAL     GRO & INC,     GRO & INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 GRO            GRO        LG CAP, CL 2     SERV CL       SERV CL 2
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (2,734)  $     (4,138)  $        169   $    (10,273)  $     (1,383)
Net realized gain (loss) on sales of investments            3,939         20,184             19         29,210            785
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              34,784         23,916          1,973        270,048         22,953
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          35,989         39,962          2,161        288,985         22,355
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 52,190        109,394          9,723      1,167,601        258,157
Net transfers(1)                                           96,841         60,430         18,635        638,540        160,042
Transfers for policy loans                                    875          1,125             --        (45,583)        (4,960)
Policy charges                                            (21,992)       (20,542)        (1,528)      (250,453)       (26,260)
Contract terminations:
      Surrender benefits                                  (10,507)        (9,556)           (24)      (144,369)          (329)
      Death benefits                                           --             --             --         (1,611)            --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            117,407        140,851         26,806      1,364,125        386,650
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           207,808        343,594          1,577      4,893,183         51,784
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    361,204   $    524,407   $     30,544   $  6,546,293   $    460,789
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    262,024        564,263          1,412      5,423,541         48,375
Contract purchase payments                                 64,418        175,126          8,700      1,294,770        241,182
Net transfers(1)                                          118,271         91,565         16,621        737,309        151,598
Transfers for policy loans                                  1,122          1,567             --        (50,171)        (4,480)
Policy charges                                            (27,144)       (33,147)        (1,370)      (320,107)       (24,616)
Contract terminations:
      Surrender benefits                                  (12,387)       (15,537)           (22)      (160,095)          (283)
      Death benefits                                           --             --             --         (1,858)            --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          406,304        783,837         25,341      6,923,389        411,776
=============================================================================================================================

See accompanying notes to financial statements.


42 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                       FID VIP        FID VIP        FID VIP        FID VIP         FTVIPT
                                                       MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               SERV CL       SERV CL 2       SERV CL       SERV CL 2      EST, CL 2
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $    (64,904)  $     (3,396)  $       (458)  $       (538)  $     21,764
Net realized gain (loss) on sales of investments          142,444            604          8,344            (25)        59,597
Distributions from capital gains                               --             --             --             --          3,450
Net change in unrealized appreciation or
  depreciation of investments                           1,554,143        114,718        176,277         23,930        679,990
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,631,683        111,926        184,163         23,367        764,801
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              1,118,727        290,218        253,631         99,586        518,696
Net transfers(1)                                          951,506        306,563        478,936         96,917        392,719
Transfers for policy loans                               (105,985)            --         (3,363)        (2,096)       (11,198)
Policy charges                                           (282,176)       (31,770)       (44,671)        (7,580)       (92,266)
Contract terminations:
      Surrender benefits                                 (294,284)        (1,735)       (38,292)          (162)       (76,809)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,387,788        563,276        646,241        186,665        731,142
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,887,309         97,017        943,374         18,466      2,053,109
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  8,906,780   $    772,219   $  1,773,778   $    228,498   $  3,549,052
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  4,844,506         81,966      1,119,166         15,233      1,304,659
Contract purchase payments                                870,724        229,114        295,633         81,262        298,905
Net transfers(1)                                          747,458        243,465        567,261         79,503        230,070
Transfers for policy loans                                (75,510)            --         (4,177)        (1,588)        (6,090)
Policy charges                                           (232,597)       (24,942)       (61,958)        (6,176)       (55,665)
Contract terminations:
      Surrender benefits                                 (227,007)        (1,293)       (44,656)          (104)       (45,231)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        5,927,574        528,310      1,871,269        168,130      1,726,648
=============================================================================================================================


See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                     FTVIPT FRANK      FTVIPT         FTVIPT         GS VIT         GS VIT
                                                        SM CAP      MUTUAL SHARES    TEMP FOR      STRUCTD SM    STRUCTD U.S.
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              VAL, CL 2      SEC, CL 2      SEC, CL 2        CAP EQ           EQ
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (7,316)  $       (162)  $      3,092   $     (3,880)  $      5,672
Net realized gain (loss) on sales of investments           21,900             43         40,688         11,993         15,835
Distributions from capital gains                               --             --             --         29,182             --
Net change in unrealized appreciation or
  depreciation of investments                             205,522          9,324        290,646         47,649        113,432
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         220,106          9,205        334,426         84,944        134,939
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                187,782         40,356        316,390         88,901        229,871
Net transfers(1)                                          298,124         50,322        176,522         34,769        524,039
Transfers for policy loans                                 12,836             --          9,478         (3,351)       (68,875)
Policy charges                                            (41,995)        (4,447)       (68,801)       (17,977)       (37,920)
Contract terminations:
      Surrender benefits                                  (44,204)          (370)       (51,486)       (13,118)       (59,397)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            412,543         85,861        382,103         89,224        587,718
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           758,832         14,649      1,692,372        490,771        556,188
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,391,481   $    109,715   $  2,408,901   $    664,939   $  1,278,845
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    529,331         13,110      1,870,193        392,778        674,910
Contract purchase payments                                120,070         35,107        334,188         69,239        266,612
Net transfers(1)                                          190,025         44,018        187,851         28,099        609,478
Transfers for policy loans                                  7,818             --          9,179         (2,490)       (74,974)
Policy charges                                            (27,340)        (3,843)       (81,273)       (16,067)       (43,937)
Contract terminations:
      Surrender benefits                                  (28,592)          (294)       (53,823)        (9,936)       (69,740)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          791,312         88,098      2,266,315        461,623      1,362,349
=============================================================================================================================

See accompanying notes to financial statements.


44 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                       MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,      RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 VAL            SERV           SERV           SERV         INTL EQ
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (9,379)  $     (2,213)  $       (593)  $     (3,532)  $     (4,368)
Net realized gain (loss) on sales of investments           61,281         12,855         32,850         12,613          8,884
Distributions from capital gains                          427,992             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             441,725        (11,111)       220,889         63,110        178,615
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         921,619           (469)       253,146         72,191        183,131
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                740,395         75,199        289,373         87,775        238,065
Net transfers(1)                                          569,940         25,760       (151,110)       (14,736)       346,514
Transfers for policy loans                                (29,576)          (176)       (12,594)       (33,358)       (17,323)
Policy charges                                           (162,891)       (15,354)       (61,788)       (17,906)       (31,727)
Contract terminations:
      Surrender benefits                                 (110,565)       (12,008)       (42,408)        (5,764)       (21,697)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,007,303         73,421         21,473         16,011        513,832
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         3,110,427        211,075      1,416,280        343,743        908,117
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  5,039,349   $    284,027   $  1,690,899   $    431,945   $  1,605,080
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  2,169,159        472,172      2,027,252        707,706      1,077,341
Contract purchase payments                                475,283        179,587        400,574        172,924        277,144
Net transfers(1)                                          368,385         49,982       (210,192)       (30,455)       407,182
Transfers for policy loans                                (18,694)          (390)       (16,838)       (58,799)       (19,888)
Policy charges                                           (105,960)       (36,498)       (85,658)       (35,134)       (45,819)
Contract terminations:
      Surrender benefits                                  (71,095)       (27,302)       (57,206)       (11,443)       (24,779)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,817,078        637,551      2,057,932        744,799      1,671,181
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                         MFS
                                                       INV GRO          MFS            MFS          PIONEER        PIONEER
                                                        STOCK,        NEW DIS,      UTILITIES,    EQ INC VCT,    EUROPE VCT,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               SERV CL        SERV CL        SERV CL         CL II          CL II
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $    (11,406)  $    (13,599)  $        (75)  $        706   $        (10)
Net realized gain (loss) on sales of investments             (186)         8,794            435            151             35
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or                  115,503         91,508          6,636          6,767            699
  depreciation of investments
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         103,911         86,703          6,996          7,624            724
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                316,873        311,551         11,358         25,353          6,778
Net transfers(1)                                          (61,247)       (65,095)        28,085         56,285          1,893
Transfers for policy loans                                (10,694)        (8,131)        (2,324)            --             --
Policy charges                                            (64,383)       (78,022)        (1,717)        (2,147)          (139)
Contract terminations:
      Surrender benefits                                  (40,174)       (48,447)           (34)           (44)           (84)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            140,375        111,856         35,368         79,447          8,448
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,153,054      1,436,374            710          6,351             12
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,397,340   $  1,634,933   $     43,074   $     93,422   $      9,184
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  1,865,370      1,751,013            601          5,705             --
Contract purchase payments                                510,895        389,928          9,031         21,228          5,171
Net transfers(1)                                          (94,949)       (79,226)        22,629         48,131          1,545
Transfers for policy loans                                (16,277)        (8,742)        (1,607)            --             --
Policy charges                                           (107,376)      (100,967)        (1,357)        (1,828)          (114)
Contract terminations:
      Surrender benefits                                  (64,664)       (58,544)            (5)           (17)            --
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,092,999      1,893,462         29,292         73,219          6,602
=============================================================================================================================

See accompanying notes to financial statements.


46 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT
                                                        HEALTH         PUT VT         PUT VT         PUT VT         PUT VT
                                                      SCIENCES,       HI YIELD       INTL EQ      INTL NEW OPP,     NEW OPP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL IB          CL IB          CL IB          CL IB           CL IA
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $        (40)  $     40,000   $        252   $        173       (126,409)
Net realized gain (loss) on sales of investments               19          5,616          1,408         13,910     (1,052,359)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 467         13,858          6,611         61,357      2,453,401
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             446         59,474          8,271         75,440      1,274,633
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  3,884        104,716         19,186        109,059      2,047,587
Net transfers(1)                                            1,352         93,378            676         (7,780)    (1,829,515)
Transfers for policy loans                                     --         (8,271)            --           (873)       (78,118)
Policy charges                                               (760)       (21,007)        (1,574)       (24,861)      (732,256)
Contract terminations:
      Surrender benefits                                      (22)        (1,412)           (26)       (11,695)      (644,447)
      Death benefits                                           --             --             --             --         (4,187)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              4,454        167,404         18,262         63,850     (1,240,936)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             3,313        529,938         34,839        573,415     14,347,491
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $      8,213   $    756,816   $     61,372   $    712,705   $ 14,381,188
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      3,040        426,609         29,986        774,735     12,580,822
Contract purchase payments                                  3,571         81,853         15,931        145,025      1,782,956
Net transfers(1)                                            1,239         72,142          1,310        (12,434)    (1,573,795)
Transfers for policy loans                                     --         (6,509)            --         (1,140)       (68,703)
Policy charges                                               (703)       (16,862)        (1,321)       (33,127)      (648,346)
Contract terminations:
      Surrender benefits                                       --         (1,095)            --        (15,793)      (560,621)
      Death benefits                                           --             --             --             --         (3,509)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            7,147        556,138         45,906        857,266     11,508,804
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        PUT VT         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)             VISTA, CL IB       BAL         CASH MGMT       DIV BOND      DIV EQ INC
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (3,734)  $    158,543   $        558   $    174,616   $     34,299
Net realized gain (loss) on sales of investments            6,949         41,635             --          6,941         15,006
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              69,906      2,031,975             --        111,122        856,639
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          73,121      2,232,153            558        292,679        905,944
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 77,856      1,513,498      1,230,186      1,023,903        838,095
Net transfers(1)                                          (37,842)    27,135,058      2,634,268      6,327,001      2,566,453
Transfers for policy loans                                 (2,094)       (74,818)       147,399        (38,853)         3,268
Policy charges                                            (19,109)      (967,597)      (334,151)      (360,341)      (217,652)
Contract terminations:
      Surrender benefits                                   (8,755)      (628,653)      (140,970)      (248,818)      (119,242)
      Death benefits                                           --         (3,830)            --         (3,408)        (1,713)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             10,056     26,973,658      3,536,732      6,699,484      3,069,209
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           395,539        436,241      1,103,530      2,563,218      2,905,445
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    478,716   $ 29,642,052   $  4,640,820   $  9,555,381   $  6,880,598
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    721,924        514,959      1,080,819      2,196,689      2,516,893
Contract purchase payments                                136,409      1,733,558      1,207,107        861,898        696,801
Net transfers(1)                                          (62,818)    32,030,922      2,586,105      5,399,642      2,155,190
Transfers for policy loans                                 (3,343)       (84,940)       144,544        (32,863)         2,998
Policy charges                                            (33,448)    (1,256,173)      (327,922)      (304,265)      (181,919)
Contract terminations:
      Surrender benefits                                  (15,402)      (718,697)      (138,348)      (211,016)      (100,669)
      Death benefits                                           --         (4,256)            --         (2,828)        (1,483)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          743,322     32,215,373      4,552,305      7,907,257      5,087,811
=============================================================================================================================

See accompanying notes to financial statements.


48 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              EMER MKTS     GLOBAL BOND        GRO        HI YIELD BOND    INTL OPP
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $      5,575   $     24,604   $     (5,686)  $    147,888   $     12,739
Net realized gain (loss) on sales of investments            3,958          5,067          5,213         20,121          8,080
Distributions from capital gains                            6,133             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              25,298         56,800         78,187         79,560      1,588,959
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          40,964         86,471         77,714        247,569      1,609,778
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 43,574        211,766        246,339        478,028        700,477
Net transfers(1)                                          217,218        300,047        116,716        363,125     11,163,244
Transfers for policy loans                                 (1,634)         1,337         (8,859)        (7,330)       (21,090)
Policy charges                                            (14,775)       (40,483)       (62,252)       (94,287)      (299,190)
Contract terminations:
      Surrender benefits                                   (5,340)       (16,361)        (4,861)       (76,050)      (252,964)
      Death benefits                                           --             --             --             --           (302)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            239,043        456,306        287,083        663,486     11,290,175
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           150,535        558,979        783,800      1,947,054        137,804
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $    430,542   $  1,101,756   $  1,148,597   $  2,858,109   $ 13,037,757
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    127,113        413,640      1,454,783      1,704,147        248,600
Contract purchase payments                                 34,826        154,460        456,071        403,387      1,212,529
Net transfers(1)                                          150,760        224,929        213,829        305,898     19,753,167
Transfers for policy loans                                 (1,388)         1,356        (16,496)        (5,779)       (34,409)
Policy charges                                            (11,722)       (34,966)      (115,270)       (79,525)      (525,193)
Contract terminations:
      Surrender benefits                                   (4,153)       (11,705)        (9,010)       (62,059)      (439,233)
      Death benefits                                           --             --             --             --           (534)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          295,436        747,714      1,983,907      2,266,069     20,214,927
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                                                                    RVS VP
                                                        RVS VP         RVS VP         RVS VP         RVS VP         SHORT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              LG CAP EQ     MID CAP GRO      NEW DIM        S&P 500        DURATION
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     26,902   $       (175)  $      8,775   $     21,797   $     30,720
Net realized gain (loss) on sales of investments           (6,265)            (9)        14,983         29,010         (3,564)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                           2,252,217          3,793        120,925        309,440        (22,723)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       2,272,854          3,609        144,683        360,247          4,433
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              2,337,447         26,381      1,275,110        856,395        468,905
Net transfers(1)                                       36,913,307         15,690       (220,025)       785,028      1,293,854
Transfers for policy loans                                (92,919)            --        (35,425)       (77,750)       (39,133)
Policy charges                                         (1,231,342)        (4,762)      (312,821)      (148,973)      (128,455)
Contract terminations:
      Surrender benefits                                 (869,919)          (388)      (201,614)       (58,098)      (110,068)
      Death benefits                                       (8,125)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         37,048,449         36,921        505,225      1,356,602      1,485,103
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           201,549          4,341      5,782,686      2,718,359      1,277,089
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 39,522,852   $     44,871   $  6,432,594   $  4,435,208   $  2,766,625
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    290,414          3,900      8,149,264      3,339,112      1,139,170
Contract purchase payments                              3,427,894         24,057      1,827,420      1,031,133        418,327
Net transfers(1)                                       53,841,602         14,162       (330,471)       954,894      1,160,682
Transfers for policy loans                               (134,144)            --        (50,603)       (90,889)       (35,004)
Policy charges                                         (1,867,276)        (4,323)      (450,547)      (179,800)      (115,769)
Contract terminations:
      Surrender benefits                               (1,274,425)          (345)      (288,013)       (68,899)       (98,320)
      Death benefits                                      (12,168)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       54,271,897         37,451      8,857,050      4,985,551      2,469,086
=============================================================================================================================

See accompanying notes to financial statements.


50 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         ROYCE          THIRD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP       AVE VAL
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (7,147)  $       (653)  $     (1,890)  $    (42,637)  $    (20,290)
Net realized gain (loss) on sales of investments           15,704            191           (923)        94,040        103,601
Distributions from capital gains                           42,848         12,746             --        383,510         57,351
Net change in unrealized appreciation or
  depreciation of investments                              93,268          6,907         20,918        147,837        856,633
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         144,673         19,191         18,105        582,750        997,295
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                180,679         79,839         42,409        671,928        867,583
Net transfers(1)                                          241,570         81,519        (22,618)       301,691        405,870
Transfers for policy loans                                   (473)        (3,501)          (910)       (27,867)       (36,488)
Policy charges                                            (33,849)        (6,389)       (11,421)      (192,436)      (189,098)
Contract terminations:
      Surrender benefits                                  (15,871)          (527)       (13,850)      (161,716)      (158,049)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            372,056        150,941         (6,390)       591,600        889,818
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           575,544          6,341        217,533      4,133,130      4,803,221
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,092,273   $    176,473   $    229,248   $  5,307,480   $  6,690,334
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    527,389          5,371        659,853      2,482,809      3,110,270
Contract purchase payments                                158,322         63,521        130,394        388,650        531,540
Net transfers(1)                                          211,295         65,279        (68,946)       183,390        255,645
Transfers for policy loans                                   (362)        (2,552)        (2,675)       (15,801)       (22,951)
Policy charges                                            (30,290)        (5,096)       (35,327)      (118,712)      (131,775)
Contract terminations:
      Surrender benefits                                  (14,375)          (395)       (41,923)       (94,446)       (96,616)
      Death benefits                                           --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          851,979        126,128        641,376      2,825,890      3,646,113
=============================================================================================================================

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                     WANGER INTL    WANGER U.S.     WF ADV VT      WF ADV VT      WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                SM CAP         SM CO       ASSET ALLOC     INTL CORE         OPP
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       $     (6,141)  $    (34,743)  $      1,492   $       (146)  $       (157)
Net realized gain (loss) on sales of investments           88,744         58,188             62            151            413
Distributions from capital gains                               --             --          1,295             --             --
Net change in unrealized appreciation or
  depreciation of investments                             432,762        647,550         11,009          3,433          2,923
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         515,365        670,995         13,858          3,438          3,179
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                329,557        744,237        110,372         20,774         20,860
Net transfers(1)                                          591,470        810,712         66,168          5,078          7,332
Transfers for policy loans                                 (6,000)         8,071           (260)            --             --
Policy charges                                            (76,794)      (198,732)        (7,136)        (1,201)        (2,279)
Contract terminations:
      Surrender benefits                                  (55,788)      (105,345)           (23)          (370)           (26)
      Death benefits                                           --         (1,904)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            782,445      1,257,039        169,121         24,281         25,887
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,373,223      2,962,742          2,730          9,268          2,527
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  2,671,033   $  4,890,776   $    185,709   $     36,987   $     31,593
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  1,556,796      2,194,268          2,447          7,801          2,213
Contract purchase payments                                338,867        530,034         98,915         17,871         17,486
Net transfers(1)                                          592,338        578,397         60,127          4,334          6,042
Transfers for policy loans                                 (5,637)         5,321           (220)            --             --
Policy charges                                            (80,024)      (143,265)        (6,323)        (1,019)        (1,887)
Contract terminations:
      Surrender benefits                                  (56,913)       (74,606)            --           (291)            --
      Death benefits                                           --         (1,419)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,345,427      3,088,730        154,946         28,696         23,854
=============================================================================================================================

See accompanying notes to financial statements.


52 | IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED
                                                                       ASSET
                                                                     SUBACCOUNT
                                                                     ----------
                                                                     WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                             SM CAP GRO
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Investment income (loss) - net                                      $       (408)
Net realized gain (loss) on sales of investments                             208
Distributions from capital gains                                              --
Net change in unrealized appreciation or
  depreciation of investments                                             11,974
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                         11,774
================================================================================

--------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------
Contract purchase payments                                                30,183
Net transfers(1)                                                          35,538
Transfers for policy loans                                                  (276)
Policy charges                                                            (3,353)
Contract terminations:
      Surrender benefits                                                    (367)
      Death benefits                                                          --
--------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            61,725
--------------------------------------------------------------------------------
Net assets at beginning of year                                           17,462
--------------------------------------------------------------------------------
Net assets at end of year                                           $     90,961
================================================================================

--------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------
Units outstanding at beginning of year                                    14,846
Contract purchase payments                                                25,116
Net transfers(1)                                                          31,959
Transfers for policy loans                                                  (214)
Policy charges                                                            (2,800)
Contract terminations:
      Surrender benefits                                                    (288)
      Death benefits                                                          --
--------------------------------------------------------------------------------
Units outstanding at end of year                                          68,619
================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 53

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life of New York. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life of New York. The following is a list of each variable life insurance product funded through the Variable Account.

IDS Life of New York Succession Select(SM) Variable Life Insurance IDS Life of New York Variable Second-To-Die Life Insurance*
IDS Life of New York Variable Universal Life
IDS Life of New York Variable Universal Life III
IDS Life of New York Variable Universal Life IV
IDS Life of New York Variable Universal Life IV - Estate Series

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                             FUND
-----------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                 AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II                AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                  AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                 AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                  AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                      AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I                 AIM V.I. Financial Services Fund, Series I Shares
AIM VI Tech, Ser I                     AIM V.I. Technology Fund, Series I Shares(1)
AB VPS Gro & Inc, Cl B                 AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                  AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                       American Century VP International, Class I
AC VP Intl, Cl II                      American Century VP International, Class II
AC VP Val, Cl I                        American Century VP Value, Class I
AC VP Val, Cl II                       American Century VP Value, Class II
Calvert VS Social Bal                  Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Gro                         Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                          Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2         Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Gro & Inc, Serv Cl             Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2           Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl               Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2             Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl              Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2            Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2            FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2          FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2         FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2              FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq               Goldman Sachs VIT Structured Small Cap Equity Fund
                                         (previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq                 Goldman Sachs VIT Structured U.S. Equity Fund
                                         (previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
GS VIT Mid Cap Val                     Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv          Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv             Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq                  Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl             MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                   MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl                 MFS(R) Utilities Series - Service Class
Pioneer Eq Inc VCT, Cl II              Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II              Pioneer Europe VCT Portfolio - Class II Shares
-----------------------------------------------------------------------------------------------------------------------


54 | IDS LIFE OF NEW YORK ACCOUNT 8

SUBACCOUNT                             FUND
-----------------------------------------------------------------------------------------------------------------------
Put VT Health Sciences, Cl IB          Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB                 Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB                  Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB             Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                  Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                    Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                             RiverSource(SM) Variable Portfolio - Balanced Fund(2)
                                         (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                       RiverSource(SM) Variable Portfolio - Cash Management Fund(3)
                                         (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                        RiverSource(SM) Variable Portfolio - Diversified Bond Fund(4)
                                         (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                      RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund(5)
                                         (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                       RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                         (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                     RiverSource(SM) Variable Portfolio - Global Bond Fund
                                         (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Gro                             RiverSource(SM) Variable Portfolio - Growth Fund
                                         (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond                   RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                         (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Intl Opp                        RiverSource(SM) Variable Portfolio - International Opportunity Fund(6)
                                         (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                       RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(7),(8)
                                         (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Mid Cap Gro                     RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(9)
                                         (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP New Dim                         RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(7)
                                         (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                         RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                         (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Short Duration                  RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund(10)
                                         (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                      RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                         (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Sm Cap Val                      RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                         (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr                   RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(9)
                                         (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap                        Royce Micro-Cap Portfolio
Third Ave Val                          Third Avenue Value Portfolio
Wanger Intl Sm Cap                     Wanger International Small Cap
Wanger U.S. Sm Co                      Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc                  Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                    Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                          Wells Fargo Advantage VT Opportunity Fund(11)
WF Adv VT Sm Cap Gro                   Wells Fargo Advantage VT Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------

(1) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.

(2) IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable Portfolio - Managed Fund on July 9, 2004.

(3) IDS Life Series Fund - Money Market Portfolio merged into AXP(R) Variable Portfolio - Cash Management Fund on July 9, 2004.

(4) IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Bond Fund on July 9, 2004.

(5) IDS Life Series Fund - Equity Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.

(6) IDS Life Series Fund - International Equity Portfolio merged into AXP(R) Variable Portfolio - Threadneedle International Fund on July 9 , 2004.

(7) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(8) IDS Life Series Fund - Equity Portfolio, AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(9) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

(10) IDS Life Series Fund - Government Securities Portfolio merged into AXP(R) Variable Portfolio - Short Duration U.S. Government Fund on July 9, 2004.

(11) The Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund on or about April 11, 2005.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), an affiliate of IDS Life of New York, serves as distributor of the variable life insurance policies.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 55

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of IDS Life of New York. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life of New York.

CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life of New York will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.


56 | IDS LIFE OF NEW YORK ACCOUNT 8

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,259,582 in 2005 and $1,302,654 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life of New York, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.620% to 0.545%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.650% to 0.560%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.650% to 0.575%
--------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 57

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under the current agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.030%
--------------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.035%
--------------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life of New York.

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


58 | IDS LIFE OF NEW YORK ACCOUNT 8

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                        FUND                                                                            PURCHASES
-------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I            AIM V.I. Capital Appreciation Fund, Series I Shares                           $     226,449
AIM VI Cap Appr, Ser II           AIM V.I. Capital Appreciation Fund, Series II Shares                                227,279
AIM VI Cap Dev, Ser I             AIM V.I. Capital Development Fund, Series I Shares                                  152,953
AIM VI Cap Dev, Ser II            AIM V.I. Capital Development Fund, Series II Shares                                  47,824
AIM VI Core Eq, Ser I             AIM V.I. Core Equity Fund, Series I Shares                                          953,168
AIM VI Dyn, Ser I                 AIM V.I. Dynamics Fund, Series I Shares                                               8,689
AIM VI Fin Serv, Ser I            AIM V.I. Financial Services Fund, Series I Shares                                     5,973
AIM VI Tech, Ser I                AIM V.I. Technology Fund, Series I Shares                                            13,726
AB VPS Gro & Inc, Cl B            AllianceBernstein VPS Growth and Income Portfolio (Class B)                         433,095
AB VPS Intl Val, Cl B             AllianceBernstein VPS International Value Portfolio (Class B)                       611,687
AC VP Intl, Cl I                  American Century VP International, Class I                                          446,291
AC VP Intl, Cl II                 American Century VP International, Class II                                         120,515
AC VP Val, Cl I                   American Century VP Value, Class I                                                2,041,248
AC VP Val, Cl II                  American Century VP Value, Class II                                                 927,521
Calvert VS Social Bal             Calvert Variable Series, Inc. Social Balanced Portfolio                             435,409
CS Mid-Cap Gro                    Credit Suisse Trust - Mid-Cap Growth Portfolio                                       41,506
CS Sm Cap Gro                     Credit Suisse Trust - Small Cap Growth Portfolio                                     87,469
EG VA Fundamental Lg Cap, Cl 2    Evergreen VA Fundamental Large Cap Fund - Class 2                                    72,906
Fid VIP Gro & Inc, Serv Cl        Fidelity(R) VIP Growth & Income Portfolio Service Class                           1,315,636
Fid VIP Gro & Inc, Serv Cl 2      Fidelity(R) VIP Growth & Income Portfolio Service Class 2                           584,761
Fid VIP Mid Cap, Serv Cl          Fidelity(R) VIP Mid Cap Portfolio Service Class                                   1,708,441
Fid VIP Mid Cap, Serv Cl 2        Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   943,998
Fid VIP Overseas, Serv Cl         Fidelity(R) VIP Overseas Portfolio Service Class                                    484,112
Fid VIP Overseas, Serv Cl 2       Fidelity(R) VIP Overseas Portfolio Service Class 2                                  206,704
FTVIPT Frank Real Est, Cl 2       FTVIPT Franklin Real Estate Fund - Class 2                                        1,419,307
FTVIPT Frank Sm Cap Val, Cl 2     FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         1,168,554
FTVIPT Mutual Shares Sec, Cl 2    FTVIPT Mutual Shares Securities Fund - Class 2                                      228,690
FTVIPT Temp For Sec, Cl 2         FTVIPT Templeton Foreign Securities Fund - Class 2                                  803,931
GS VIT Structd Sm Cap Eq          Goldman Sachs VIT Structured Small Cap Equity Fund                                  167,000
GS VIT Structd U.S. Eq            Goldman Sachs VIT Structured U.S. Equity Fund                                     1,881,548
GS VIT Mid Cap Val                Goldman Sachs VIT Mid Cap Value Fund                                              3,104,531
Janus Aspen Global Tech, Serv     Janus Aspen Series Global Technology Portfolio: Service Shares                      127,794
Janus Aspen Intl Gro, Serv        Janus Aspen Series International Growth Portfolio: Service Shares                   515,041
Janus Aspen Mid Cap Gro, Serv     Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                         112,534
Lazard Retire Intl Eq             Lazard Retirement International Equity Portfolio                                    670,181
MFS Inv Gro Stock, Serv Cl        MFS(R) Investors Growth Stock Series - Service Class                                463,898
MFS New Dis, Serv Cl              MFS(R) New Discovery Series - Service Class                                         218,681
MFS Utilities, Serv Cl            MFS(R) Utilities Series - Service Class                                             186,463
Pioneer Eq Inc VCT, Cl II         Pioneer Equity Income VCT Portfolio - Class II Shares                               110,313
Pioneer Europe VCT, Cl II         Pioneer Europe VCT Portfolio - Class II Shares                                        3,990
Put VT Health Sciences, Cl IB     Putnam VT Health Sciences Fund - Class IB Shares                                     26,941
Put VT Hi Yield, Cl IB            Putnam VT High Yield Fund - Class IB Shares                                         268,518
Put VT Intl Eq, Cl IB             Putnam VT International Equity Fund - Class IB Shares                                40,343
Put VT Intl New Opp, Cl IB        Putnam VT International New Opportunities Fund - Class IB Shares                    212,284
Put VT New Opp, Cl IA             Putnam VT New Opportunities Fund - Class IA Shares                                  477,627
Put VT Vista, Cl IB               Putnam VT Vista Fund - Class IB Shares                                              107,965
RVS VP Bal                        RiverSource(SM) Variable Portfolio - Balanced Fund                                2,299,462
RVS VP Cash Mgmt                  RiverSource(SM) Variable Portfolio - Cash Management Fund                         2,662,748
RVS VP Div Bond                   RiverSource(SM) Variable Portfolio - Diversified Bond Fund                        1,898,536
RVS VP Div Eq Inc                 RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               4,993,559
RVS VP Emer Mkts                  RiverSource(SM) Variable Portfolio - Emerging Markets Fund                          982,133
RVS VP Global Bond                RiverSource(SM) Variable Portfolio - Global Bond Fund                             1,023,558
RVS VP Gro                        RiverSource(SM) Variable Portfolio - Growth Fund                                    908,223
RVS VP Hi Yield Bond              RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         1,289,493
RVS VP Intl Opp                   RiverSource(SM) Variable Portfolio - International Opportunity Fund                 907,813
RVS VP Lg Cap Eq                  RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        1,299,230
RVS VP Mid Cap Gro                RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                             76,653
RVS VP New Dim                    RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                         538,819
RVS VP S&P 500                    RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           1,858,174
RVS VP Short Duration             RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund            765,893
RVS VP Sm Cap Adv                 RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                       556,928
RVS VP Sm Cap Val                 RiverSource(SM) Variable Portfolio - Small Cap Value Fund                           235,839
RVS VP Strategy Aggr              RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                        55,627
-------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 59

SUBACCOUNT                   FUND                                                     PURCHASES
------------------------------------------------------------------------------------------------
Royce Micro-Cap              Royce Micro-Cap Portfolio                               $  668,973
Third Ave Val                Third Avenue Value Portfolio                             1,496,443
Wanger Intl Sm Cap           Wanger International Small Cap                           1,569,296
Wanger U.S. Sm Co            Wanger U.S. Smaller Companies                            1,869,471
WF Adv VT Asset Alloc        Wells Fargo Advantage VT Asset Allocation Fund             112,119
WF Adv VT Intl Core          Wells Fargo Advantage VT International Core Fund            27,797
WF Adv VT Opp                Wells Fargo Advantage VT Opportunity Fund                   49,532
WF Adv VT Sm Cap Gro         Wells Fargo Advantage VT Small Cap Growth Fund              94,707
------------------------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                        AIM VI          AIM VI         AIM VI          AIM VI         AIM VI
                                                      CAP APPR,       CAP APPR,       CAP DEV,        CAP DEV,       CORE EQ,
                                                        SER I          SER II 4        SER I          SER II 4        SER I
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.68              --     $     0.92              --     $     1.36
At Dec. 31, 2002                                      $     0.51              --     $     0.71              --     $     1.14
At Dec. 31, 2003                                      $     0.65      $     1.12     $     0.96      $     1.15     $     1.40
At Dec. 31, 2004                                      $     0.69      $     1.18     $     1.10      $     1.31     $     1.52
At Dec. 31, 2005                                      $     0.74      $     1.27     $     1.19      $     1.42     $     1.58
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                              90              --            143              --         16,462
At Dec. 31, 2002                                             226              --            286              --         14,872
At Dec. 31, 2003                                             348               2            361               2         14,863
At Dec. 31, 2004                                             676              59            510              29         13,677
At Dec. 31, 2005                                             902             242            553              61         12,206
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $       61              --     $      131              --     $   22,399
At Dec. 31, 2002                                      $      115              --     $      204              --     $   16,932
At Dec. 31, 2003                                      $      227      $        3     $      346      $        2     $   20,866
At Dec. 31, 2004                                      $      466      $       70     $      559      $       38     $   20,735
At Dec. 31, 2005                                      $      672      $      308     $      659      $       86     $   19,315
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --              --             --              --           0.05%
For the year ended Dec. 31, 2002                              --              --             --              --           0.32%
For the year ended Dec. 31, 2003                              --              --             --              --           1.04%
For the year ended Dec. 31, 2004                              --              --             --              --           0.97%
For the year ended Dec. 31, 2005                            0.07%             --             --              --           1.47%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%             --           0.90%             --           0.90%
For the year ended Dec. 31, 2002                            0.90%             --           0.90%             --           0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                          (23.60%)            --          (8.91%)            --         (23.60%)
For the year ended Dec. 31, 2002                          (25.00%)            --         (22.83%)            --         (16.18%)
For the year ended Dec. 31, 2003                           27.45%          12.00%         35.21%          15.00%         22.81%
For the year ended Dec. 31, 2004                            5.67%           5.38%         14.46%          14.24%          7.99%
For the year ended Dec. 31, 2005                            7.86%           7.61%          8.63%           8.29%          4.37%
--------------------------------------------------------------------------------------------------------------------------------


60 | IDS LIFE OF NEW YORK ACCOUNT 8

                                                                        AIM VI         AIM VI          AB VPS
                                                       AIM VI         FIN SERV,        TECH,         GRO & INC,    AB VPS INTL
                                                    DYN, SER I(4)      SER I(4)       SER I(4)        CL B(4)      VAL, CL B(4)
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                              --              --             --              --             --
At Dec. 31, 2002                                              --              --             --              --             --
At Dec. 31, 2003                                      $     1.15      $     1.11     $     1.18      $     1.12     $     1.17
At Dec. 31, 2004                                      $     1.29      $     1.20     $     1.22      $     1.23     $     1.44
At Dec. 31, 2005                                      $     1.41      $     1.26     $     1.23      $     1.28     $     1.67
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                              --              --             --              --             --
At Dec. 31, 2002                                              --              --             --              --             --
At Dec. 31, 2003                                              --               1              6              17              2
At Dec. 31, 2004                                              21               3             19             208            172
At Dec. 31, 2005                                              26               6             27             535            566
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                              --              --             --              --             --
At Dec. 31, 2002                                              --              --             --              --             --
At Dec. 31, 2003                                              --      $        1     $        7      $       19     $        2
At Dec. 31, 2004                                      $       27      $        3     $       23      $      256     $      249
At Dec. 31, 2005                                      $       36      $        8     $       34      $      683     $      943
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --              --             --              --             --
For the year ended Dec. 31, 2002                              --              --             --              --             --
For the year ended Dec. 31, 2003                              --            3.12%            --              --             --
For the year ended Dec. 31, 2004                              --            1.12%            --            0.48%          0.27%
For the year ended Dec. 31, 2005                              --            1.63%            --            1.18%          0.45%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                              --              --             --              --             --
For the year ended Dec. 31, 2002                              --              --             --              --             --
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                              --              --             --              --             --
For the year ended Dec. 31, 2002                              --              --             --              --             --
For the year ended Dec. 31, 2003                           15.00%          11.00%         18.00%          12.00%         17.00%
For the year ended Dec. 31, 2004                           12.32%           7.70%          3.70%          10.22%         23.77%
For the year ended Dec. 31, 2005                            9.73%           4.96%          1.26%           3.66%         15.48%
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 61

                                                        AC VP           AC VP          AC VP            AC VP       CALVERT VS
                                                      INTL, CL I    INTL, CL II(4)   VAL, CL I      VAL, CL II(4)   SOCIAL BAL
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.71              --     $     1.20              --     $     0.86
At Dec. 31, 2002                                      $     0.56              --     $     1.04              --     $     0.75
At Dec. 31, 2003                                      $     0.69      $     1.14     $     1.33      $     1.14     $     0.88
At Dec. 31, 2004                                      $     0.78      $     1.29     $     1.51      $     1.29     $     0.95
At Dec. 31, 2005                                      $     0.88      $     1.45     $     1.57      $     1.34     $     0.99
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                             419              --            964              --             56
At Dec. 31, 2002                                           1,042              --          2,475              --            125
At Dec. 31, 2003                                           1,508               8          3,179              11            312
At Dec. 31, 2004                                           1,867              54          3,733             220            512
At Dec. 31, 2005                                           2,223             130          4,357             775            730
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $      295              --     $    1,159              --     $       48
At Dec. 31, 2002                                      $      580              --     $    2,575              --     $       93
At Dec. 31, 2003                                      $    1,035      $        9     $    4,224      $       13     $      276
At Dec. 31, 2004                                      $    1,460      $       70     $    5,618      $      284     $      485
At Dec. 31, 2005                                      $    1,951      $      189     $    6,827      $    1,037     $      724
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --              --             --              --          10.97%
For the year ended Dec. 31, 2002                            0.64%             --           0.61%             --           3.94%
For the year ended Dec. 31, 2003                            0.64%             --           1.01%             --           2.74%
For the year ended Dec. 31, 2004                            0.50%           0.17%          0.94%           0.31%          2.02%
For the year ended Dec. 31, 2005                            1.10%           0.72%          0.82%           0.60%          1.77%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%             --           0.90%             --           0.90%
For the year ended Dec. 31, 2002                            0.90%             --           0.90%             --           0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                          (29.00%)            --          12.15%             --          (7.53%)
For the year ended Dec. 31, 2002                          (21.13%)            --         (13.33%)            --         (12.79%)
For the year ended Dec. 31, 2003                           23.21%          14.00%         27.88%          14.00%         17.33%
For the year ended Dec. 31, 2004                           13.89%          13.74%         13.31%          13.15%          7.29%
For the year ended Dec. 31, 2005                           12.24%          12.10%          4.09%           3.92%          4.71%
--------------------------------------------------------------------------------------------------------------------------------


62 | IDS LIFE OF NEW YORK ACCOUNT 8

                                                          CS              CS            EG VA         FID VIP         FID VIP
                                                       MID-CAP          SM CAP       FUNDAMENTAL     GRO & INC,     GRO & INC,
                                                         GRO             GRO       LG CAP, CL 2(5)    SERV CL      SERV CL 2(4)
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.80      $     0.63             --      $    0.89              --
At Dec. 31, 2002                                      $     0.56      $     0.41             --      $    0.74              --
At Dec. 31, 2003                                      $     0.79      $     0.61     $     1.12      $    0.90      $     1.07
At Dec. 31, 2004                                      $     0.89      $     0.67     $     1.21      $    0.95      $     1.12
At Dec. 31, 2005                                      $     0.94      $     0.65     $     1.30      $    1.01      $     1.19
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                              30             183             --          1,119              --
At Dec. 31, 2002                                              76             435             --          2,806              --
At Dec. 31, 2003                                             262             564              1          5,424              48
At Dec. 31, 2004                                             406             784             25          6,923             412
At Dec. 31, 2005                                             381             813             69          7,705             875
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $       24      $      115             --      $     998              --
At Dec. 31, 2002                                      $       42      $      180             --      $   2,067              --
At Dec. 31, 2003                                      $      208      $      344     $        2      $   4,893      $       52
At Dec. 31, 2004                                      $      361      $      524     $       31      $   6,546      $      461
At Dec. 31, 2005                                      $      359      $      525     $       89      $   7,764      $    1,042
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --              --             --           0.21%             --
For the year ended Dec. 31, 2002                              --              --             --           0.83%             --
For the year ended Dec. 31, 2003                              --              --           1.89%          0.80%             --
For the year ended Dec. 31, 2004                              --              --           2.47%          0.72%           0.33%
For the year ended Dec. 31, 2005                              --              --           1.03%          1.35%           0.96%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%           0.90%            --           0.90%             --
For the year ended Dec. 31, 2002                            0.90%           0.90%            --           0.90%             --
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%          0.90%           0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%          0.90%           0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                          (16.67%)        (17.11%)           --         (10.10%)            --
For the year ended Dec. 31, 2002                          (30.00%)        (34.92%)           --         (16.85%)            --
For the year ended Dec. 31, 2003                           41.07%          48.78%          4.67%         21.62%           7.00%
For the year ended Dec. 31, 2004                           12.11%           9.88%          7.95%          4.81%           4.58%
For the year ended Dec. 31, 2005                            6.02%          (3.55%)         7.77%          6.57%           6.44%
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 63

                                                       FID VIP         FID VIP        FID VIP         FID VIP         FTVIPT
                                                       MID CAP,        MID CAP,      OVERSEAS,       OVERSEAS,      FRANK REAL
                                                       SERV CL       SERV CL 2(4)     SERV CL       SERV CL 2(4)    EST, CL 2
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.99              --     $     0.75              --     $     1.16
At Dec. 31, 2002                                      $     0.89              --     $     0.59              --     $     1.17
At Dec. 31, 2003                                      $     1.22      $     1.18     $     0.84      $     1.21     $     1.57
At Dec. 31, 2004                                      $     1.50      $     1.46     $     0.95      $     1.36     $     2.06
At Dec. 31, 2005                                      $     1.76      $     1.71     $     1.12      $     1.60     $     2.31
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                           1,326              --            222              --            267
At Dec. 31, 2002                                           3,251              --            555              --            924
At Dec. 31, 2003                                           4,845              82          1,119              15          1,305
At Dec. 31, 2004                                           5,928             528          1,871             168          1,727
At Dec. 31, 2005                                           6,656           1,102          2,223             292          2,155
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $    1,315              --     $      167              --     $      309
At Dec. 31, 2002                                      $    2,878              --     $      330              --     $    1,081
At Dec. 31, 2003                                      $    5,887      $       97     $      943      $       18     $    2,053
At Dec. 31, 2004                                      $    8,907      $      772     $    1,774      $      228     $    3,549
At Dec. 31, 2005                                      $   11,716      $    1,883     $    2,484      $      467     $    4,982
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --              --           0.14%             --           1.84%
For the year ended Dec. 31, 2002                            0.55%             --           0.46%             --           2.50%
For the year ended Dec. 31, 2003                            0.26%             --           0.52%             --           2.48%
For the year ended Dec. 31, 2004                              --              --           0.87%           0.42%          1.76%
For the year ended Dec. 31, 2005                            1.52%           1.15%          0.53%           0.39%          1.36%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%             --           0.90%             --           0.90%
For the year ended Dec. 31, 2002                            0.90%             --           0.90%             --           0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                           (4.81%)            --         (21.88%)            --           7.41%
For the year ended Dec. 31, 2002                          (10.10%)            --         (21.33%)            --           0.86%
For the year ended Dec. 31, 2003                           37.08%          18.00%         42.37%          21.00%         34.19%
For the year ended Dec. 31, 2004                           23.65%          23.54%         12.46%          12.29%         30.62%
For the year ended Dec. 31, 2005                           17.15%          16.96%         17.91%          17.72%         12.46%
--------------------------------------------------------------------------------------------------------------------------------


64 | IDS LIFE OF NEW YORK ACCOUNT 8

                                                     FTVIPT FRANK      FTVIPT          FTVIPT          GS VIT         GS VIT
                                                        SM CAP      MUTUAL SHARES     TEMP FOR     STRUCTD SM CAP   STRUCTD U.S.
                                                      VAL, CL 2      SEC, CL 2(4)     SEC, CL 2           EQ            EQ
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     1.22              --     $     0.86      $     1.02     $     0.83
At Dec. 31, 2002                                      $     1.10              --     $     0.69      $     0.86     $     0.64
At Dec. 31, 2003                                      $     1.43      $     1.12     $     0.90      $     1.25     $     0.82
At Dec. 31, 2004                                      $     1.76      $     1.25     $     1.06      $     1.44     $     0.94
At Dec. 31, 2005                                      $     1.90      $     1.36     $     1.16      $     1.51     $     0.99
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                             131              --            262             100            167
At Dec. 31, 2002                                             423              --          1,147             317            418
At Dec. 31, 2003                                             529              13          1,870             393            675
At Dec. 31, 2004                                             791              88          2,266             462          1,362
At Dec. 31, 2005                                           1,369             255          2,781             443          3,244
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $      159              --     $      225      $      103     $      138
At Dec. 31, 2002                                      $      464              --     $      792      $      274     $      268
At Dec. 31, 2003                                      $      759      $       15     $    1,692      $      491     $      556
At Dec. 31, 2004                                      $    1,391      $      110     $    2,409      $      665     $    1,279
At Dec. 31, 2005                                      $    2,596      $      348     $    3,227      $      671     $    3,214
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                            0.14%             --           1.11%           0.78%          1.15%
For the year ended Dec. 31, 2002                            0.32%             --           1.56%           0.41%          0.86%
For the year ended Dec. 31, 2003                            0.21%             --           1.70%           0.25%          0.88%
For the year ended Dec. 31, 2004                            0.17%           0.61%          1.07%           0.21%          1.56%
For the year ended Dec. 31, 2005                            0.75%           0.81%          1.15%           0.25%          1.06%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%             --           0.90%           0.90%          0.90%
For the year ended Dec. 31, 2002                            0.90%             --           0.90%           0.90%          0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                           12.96%             --         (16.50%)          3.03%        (12.63%)
For the year ended Dec. 31, 2002                           (9.84%)            --         (19.77%)        (15.69%)       (22.89%)
For the year ended Dec. 31, 2003                           30.00%          12.00%         30.43%          45.35%         28.13%
For the year ended Dec. 31, 2004                           22.64%          11.62%         17.47%          15.28%         13.91%
For the year ended Dec. 31, 2005                            7.80%           9.57%          9.18%           5.12%          5.56%
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 65

                                                        GS VIT       JANUS ASPEN     JANUS ASPEN    JANUS ASPEN       LAZARD
                                                       MID CAP       GLOBAL TECH,     INTL GRO,     MID CAP GRO,      RETIRE
                                                         VAL            SERV            SERV            SERV         INTL EQ
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     1.19      $     0.53     $     0.71      $     0.51     $     0.75
At Dec. 31, 2002                                      $     1.13      $     0.31     $     0.52      $     0.36     $     0.66
At Dec. 31, 2003                                      $     1.43      $     0.45     $     0.70      $     0.49     $     0.84
At Dec. 31, 2004                                      $     1.79      $     0.45     $     0.82      $     0.58     $     0.96
At Dec. 31, 2005                                      $     2.00      $     0.49     $     1.07      $     0.64     $     1.05
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                             468             165            905             373            244
At Dec. 31, 2002                                           1,456             310          1,826             563            567
At Dec. 31, 2003                                           2,169             472          2,027             708          1,077
At Dec. 31, 2004                                           2,817             638          2,058             745          1,671
At Dec. 31, 2005                                           3,989             828          2,282             786          2,006
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $      558      $       87     $      644      $      191     $      182
At Dec. 31, 2002                                      $    1,641      $       96     $      957      $      205     $      375
At Dec. 31, 2003                                      $    3,110      $      211     $    1,416      $      344     $      908
At Dec. 31, 2004                                      $    5,039      $      284     $    1,691      $      432     $    1,605
At Dec. 31, 2005                                      $    7,978      $      408     $    2,452      $      506     $    2,113
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                            1.99%           0.77%          0.78%             --           0.01%
For the year ended Dec. 31, 2002                            1.51%             --           0.75%             --           0.08%
For the year ended Dec. 31, 2003                            1.08%             --           1.00%             --           0.34%
For the year ended Dec. 31, 2004                            0.68%             --           0.87%             --           0.54%
For the year ended Dec. 31, 2005                            0.66%             --           1.10%             --           1.02%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2002                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                           11.21%         (37.65%)       (24.47%)        (40.00%)       (24.24%)
For the year ended Dec. 31, 2002                           (5.04%)        (41.51%)       (26.76%)        (29.41%)       (12.00%)
For the year ended Dec. 31, 2003                           26.55%          45.16%         34.62%          36.11%         27.27%
For the year ended Dec. 31, 2004                           24.76%          (0.34%)        17.62%          19.40%         13.95%
For the year ended Dec. 31, 2005                           11.82%          10.55%         30.76%          11.03%          9.66%
--------------------------------------------------------------------------------------------------------------------------------


66 | IDS LIFE OF NEW YORK ACCOUNT 8

                                                         MFS             MFS            MFS            PIONEER       PIONEER
                                                    INV GRO STOCK,     NEW DIS,      UTILITIES,      EQ INC VCT,    EUROPE VCT
                                                       SERV CL         SERV CL       SERV CL(4)       CL II(4)       CL II(4)
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.71      $     0.92             --              --             --
At Dec. 31, 2002                                      $     0.51      $     0.62             --              --             --
At Dec. 31, 2003                                      $     0.62      $     0.82     $     1.14      $     1.11     $     1.19
At Dec. 31, 2004                                      $     0.67      $     0.86     $     1.47      $     1.28     $     1.39
At Dec. 31, 2005                                      $     0.69      $     0.90     $     1.70      $     1.33     $     1.49
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                             923             659             --              --             --
At Dec. 31, 2002                                           1,364           1,465             --              --             --
At Dec. 31, 2003                                           1,865           1,751              1               6             --
At Dec. 31, 2004                                           2,093           1,893             29              73              7
At Dec. 31, 2005                                           2,562           1,711            139             129              9
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $      656      $      605             --              --             --
At Dec. 31, 2002                                      $      694      $      909             --              --             --
At Dec. 31, 2003                                      $    1,153      $    1,436     $        1      $        6             --
At Dec. 31, 2004                                      $    1,397      $    1,635     $       43      $       93     $        9
At Dec. 31, 2005                                      $    1,767      $    1,537     $      236      $      173     $       13
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                            0.02%             --             --              --             --
For the year ended Dec. 31, 2002                              --              --             --              --             --
For the year ended Dec. 31, 2003                              --              --             --            2.31%            --
For the year ended Dec. 31, 2004                              --              --           0.45%           2.70%          0.37%
For the year ended Dec. 31, 2005                            0.13%             --           0.36%           2.28%          0.48%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%           0.90%            --              --             --
For the year ended Dec. 31, 2002                            0.90%           0.90%            --              --             --
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                          (25.26%)         (6.12%)           --              --             --
For the year ended Dec. 31, 2002                          (28.17%)        (32.61%)           --              --             --
For the year ended Dec. 31, 2003                           21.57%          32.26%         14.00%          11.00%         19.00%
For the year ended Dec. 31, 2004                            8.01%           5.26%         28.68%          15.00%         17.14%
For the year ended Dec. 31, 2005                            3.30%           4.09%         15.53%           4.58%          6.85%
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 67

                                                        PUT VT          PUT VT         PUT VT          PUT VT         PUT VT
                                                   HEALTH SCIENCES,   HI YIELD,       INTL EQ,      INTL NEW OPP,    NEW OPP,
                                                       CL IB(4)         CL IB         CL IB(4)          CL IB         CL IA
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                              --      $     1.01             --      $     0.66     $     1.26
At Dec. 31, 2002                                              --      $     0.99             --      $     0.56     $     0.87
At Dec. 31, 2003                                      $     1.08      $     1.24     $     1.16      $     0.74     $     1.14
At Dec. 31, 2004                                      $     1.15      $     1.36     $     1.34      $     0.83     $     1.25
At Dec. 31, 2005                                      $     1.29      $     1.39     $     1.49      $     0.98     $     1.37
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                              --             154             --             284         13,900
At Dec. 31, 2002                                              --             232             --             574         12,828
At Dec. 31, 2003                                               3             427             30             775         12,581
At Dec. 31, 2004                                               7             556             46             857         11,509
At Dec. 31, 2005                                              28             626             71             891         10,054
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                              --      $      155             --      $      186     $   17,448
At Dec. 31, 2002                                              --      $      230             --      $      322     $   11,123
At Dec. 31, 2003                                      $        3      $      530     $       35      $      573     $   14,347
At Dec. 31, 2004                                      $        8      $      757     $       61      $      713     $   14,381
At Dec. 31, 2005                                      $       36      $      871     $      106      $      869     $   13,737
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --            2.62%            --              --             --
For the year ended Dec. 31, 2002                              --            9.40%            --            0.57%            --
For the year ended Dec. 31, 2003                              --            7.87%            --            0.27%            --
For the year ended Dec. 31, 2004                            0.14%           7.44%          1.39%           0.94%            --
For the year ended Dec. 31, 2005                            0.03%           7.95%          1.23%           0.65%          0.37%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                              --            0.90%            --            0.90%          0.90%
For the year ended Dec. 31, 2002                              --            0.90%            --            0.90%          0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                              --            3.06%            --          (29.03%)       (30.39%)
For the year ended Dec. 31, 2002                              --           (1.98%)           --          (15.15%)       (30.95%)
For the year ended Dec. 31, 2003                            8.00%          25.25%         16.00%          32.14%         31.03%
For the year ended Dec. 31, 2004                            6.16%           9.55%         15.15%          12.33%          9.58%
For the year ended Dec. 31, 2005                           12.19%           2.17%         11.19%          17.31%          9.34%
--------------------------------------------------------------------------------------------------------------------------------


68 | IDS LIFE OF NEW YORK ACCOUNT 8

                                                        PUT VT          RVS VP          RVS VP          RVS VP         RVS VP
                                                     VISTA, CL IB        BAL          CASH MGMT        DIV BOND      DIV EQ INC
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.60      $     0.82     $     1.02      $     1.08     $     1.03
At Dec. 31, 2002                                      $     0.42      $     0.71     $     1.03      $     1.13     $     0.83
At Dec. 31, 2003                                      $     0.55      $     0.85     $     1.02      $     1.17     $     1.15
At Dec. 31, 2004                                      $     0.64      $     0.92     $     1.02      $     1.21     $     1.35
At Dec. 31, 2005                                      $     0.72      $     0.95     $     1.04      $     1.22     $     1.52
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                             385             131            532             738            662
At Dec. 31, 2002                                             690             252            950           1,935          1,564
At Dec. 31, 2003                                             722             515          1,081           2,197          2,517
At Dec. 31, 2004                                             743          32,215          4,552           7,907          5,088
At Dec. 31, 2005                                             789          29,353          4,826           8,613          8,146
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $      233      $      108     $      544      $      795     $      680
At Dec. 31, 2002                                      $      287      $      179     $      974      $    2,181     $    1,290
At Dec. 31, 2003                                      $      396      $      436     $    1,104      $    2,563     $    2,905
At Dec. 31, 2004                                      $      479      $   29,642     $    4,641      $    9,555     $    6,881
At Dec. 31, 2005                                      $      565      $   27,817     $    5,003      $   10,534     $   12,392
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --            2.56%          2.70%           6.26%          1.41%
For the year ended Dec. 31, 2002                              --            2.73%          1.13%           5.13%          1.64%
For the year ended Dec. 31, 2003                              --            2.24%          0.51%           3.57%          1.60%
For the year ended Dec. 31, 2004                              --            2.02%          0.92%           3.91%          1.65%
For the year ended Dec. 31, 2005                              --            2.58%          2.57%           3.71%          1.62%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2002                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                          (34.78%)        (11.83%)         2.00%           5.88%          0.98%
For the year ended Dec. 31, 2002                          (30.00%)        (13.41%)         0.98%           4.63%        (19.42%)
For the year ended Dec. 31, 2003                           30.95%          19.72%         (0.97%)          3.54%         38.55%
For the year ended Dec. 31, 2004                           17.54%           8.62%         (0.16%)          3.55%         17.15%
For the year ended Dec. 31, 2005                           11.15%           2.99%          1.69%           1.21%         12.49%
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 69

                                                        RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
                                                      EMER MKTS       GLOBAL BOND       GRO        HI YIELD BOND    INTL OPP
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.91      $     1.06     $     0.61      $     0.99     $     0.54
At Dec. 31, 2002                                      $     0.85      $     1.21     $     0.45      $     0.92     $     0.44
At Dec. 31, 2003                                      $     1.18      $     1.35     $     0.54      $     1.14     $     0.55
At Dec. 31, 2004                                      $     1.46      $     1.47     $     0.58      $     1.26     $     0.64
At Dec. 31, 2005                                      $     1.93      $     1.39     $     0.62      $     1.30     $     0.73
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                              14              88            206             373             27
At Dec. 31, 2002                                              71             221            572             941            124
At Dec. 31, 2003                                             127             414          1,455           1,704            249
At Dec. 31, 2004                                             295             748          1,984           2,266         20,215
At Dec. 31, 2005                                             815           1,346          3,190           2,900         19,504
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $       13      $       93     $      126      $      370     $       15
At Dec. 31, 2002                                      $       60      $      266     $      256      $      866     $       54
At Dec. 31, 2003                                      $      151      $      559     $      784      $    1,947     $      138
At Dec. 31, 2004                                      $      431      $    1,102     $    1,149      $    2,858     $   13,038
At Dec. 31, 2005                                      $    1,576      $    1,868     $    1,988      $    3,771     $   14,195
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                            0.02%           5.83%            --           10.77%          1.51%
For the year ended Dec. 31, 2002                              --            4.70%          0.10%           7.68%          1.01%
For the year ended Dec. 31, 2003                            1.89%           7.32%          0.21%           7.62%          0.95%
For the year ended Dec. 31, 2004                            2.66%           4.09%          0.33%           6.98%          1.13%
For the year ended Dec. 31, 2005                            0.21%           3.75%          0.39%           6.44%          1.41%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2002                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                           (2.15%)          0.00%        (31.46%)          3.13%        (28.95%)
For the year ended Dec. 31, 2002                           (6.59%)         14.15%        (26.23%)         (7.07%)       (18.52%)
For the year ended Dec. 31, 2003                           38.82%          11.57%         20.00%          23.91%         25.00%
For the year ended Dec. 31, 2004                           23.03%           9.04%          7.46%          10.40%         16.35%
For the year ended Dec. 31, 2005                           32.60%          (5.85%)         7.64%           3.09%         12.85%
--------------------------------------------------------------------------------------------------------------------------------


70 | IDS LIFE OF NEW YORK ACCOUNT 8

                                                        RVS VP          RVS VP         RVS VP          RVS VP         RVS VP
                                                      LG CAP EQ     MID CAP GRO(4)    NEW DIM         S&P 500     SHORT DURATION
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.70              --     $     0.74      $     0.83     $     1.06
At Dec. 31, 2002                                      $     0.54              --     $     0.58      $     0.64     $     1.11
At Dec. 31, 2003                                      $     0.69      $     1.11     $     0.71      $     0.81     $     1.12
At Dec. 31, 2004                                      $     0.73      $     1.20     $     0.73      $     0.89     $     1.12
At Dec. 31, 2005                                      $     0.77      $     1.31     $     0.73      $     0.92     $     1.13
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                              20              --          2,895           1,027            138
At Dec. 31, 2002                                              38              --          6,546           2,200            931
At Dec. 31, 2003                                             290               4          8,149           3,339          1,139
At Dec. 31, 2004                                          54,272              37          8,857           4,986          2,469
At Dec. 31, 2005                                          48,497              86          7,157           6,573          2,686
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $       14              --     $    2,151      $      857     $      146
At Dec. 31, 2002                                      $       21              --     $    3,764      $    1,412     $    1,038
At Dec. 31, 2003                                      $      202      $        4     $    5,783      $    2,718     $    1,277
At Dec. 31, 2004                                      $   39,523      $       45     $    6,433      $    4,435     $    2,767
At Dec. 31, 2005                                      $   37,163      $      113     $    5,219      $    6,050     $    3,030
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                            0.77%             --           0.34%           1.14%          4.36%
For the year ended Dec. 31, 2002                            0.55%             --           0.53%           1.01%          2.91%
For the year ended Dec. 31, 2003                            0.62%             --           0.68%           1.20%          2.30%
For the year ended Dec. 31, 2004                            1.05%             --           1.05%           1.52%          2.48%
For the year ended Dec. 31, 2005                            1.11%             --           0.59%           1.41%          2.90%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%             --           0.90%           0.90%          0.90%
For the year ended Dec. 31, 2002                            0.90%             --           0.90%           0.90%          0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                          (18.60%)            --         (17.78%)        (13.54%)         3.92%
For the year ended Dec. 31, 2002                          (22.86%)            --         (21.62%)        (22.89%)         4.72%
For the year ended Dec. 31, 2003                           27.78%          11.00%         22.41%          26.56%          0.90%
For the year ended Dec. 31, 2004                            4.94%           8.13%          2.35%           9.28%         (0.05%)
For the year ended Dec. 31, 2005                            5.23%           9.14%          0.40%           3.47%          0.67%
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 71

                                                        RVS VP          RVS VP         RVS VP          ROYCE
                                                      SM CAP ADV     SM CAP VAL(4)  STRATEGY AGGR    MICRO-CAP     THIRD AVE VAL
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.91              --     $     0.38      $     1.30     $     1.24
At Dec. 31, 2002                                      $     0.74              --     $     0.26      $     1.13     $     1.09
At Dec. 31, 2003                                      $     1.09      $     1.18     $     0.33      $     1.66     $     1.54
At Dec. 31, 2004                                      $     1.28      $     1.40     $     0.36      $     1.88     $     1.84
At Dec. 31, 2005                                      $     1.33      $     1.47     $     0.39      $     2.08     $     2.08
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                             115              --            317             583          1,131
At Dec. 31, 2002                                             255              --            480           1,758          2,397
At Dec. 31, 2003                                             527               5            660           2,483          3,110
At Dec. 31, 2004                                             852             126            641           2,826          3,646
At Dec. 31, 2005                                           1,026             259            579           2,837          3,980
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $      104              --     $      121      $      761     $    1,397
At Dec. 31, 2002                                      $      190              --     $      124      $    1,980     $    2,621
At Dec. 31, 2003                                      $      576      $        6     $      218      $    4,133     $    4,803
At Dec. 31, 2004                                      $    1,092      $      176     $      229      $    5,307     $    6,690
At Dec. 31, 2005                                      $    1,366      $      381     $      224      $    5,893     $    8,297
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --              --           0.30%             --           0.15%
For the year ended Dec. 31, 2002                              --              --             --              --           0.22%
For the year ended Dec. 31, 2003                              --            0.16%            --              --           0.20%
For the year ended Dec. 31, 2004                              --            0.05%            --              --           0.54%
For the year ended Dec. 31, 2005                              --            0.24%          0.09%           0.56%          1.34%
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%             --           0.90%           0.90%          0.90%
For the year ended Dec. 31, 2002                            0.90%             --           0.90%           0.90%          0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                           (7.14%)            --         (34.48%)         28.71%         12.73%
For the year ended Dec. 31, 2002                          (18.68%)            --         (31.58%)        (13.08%)       (12.10%)
For the year ended Dec. 31, 2003                           47.30%          18.00%         26.92%          46.90%         41.28%
For the year ended Dec. 31, 2004                           17.48%          18.94%          8.43%          12.83%         18.82%
For the year ended Dec. 31, 2005                            3.89%           4.82%          8.20%          10.61%         13.60%
--------------------------------------------------------------------------------------------------------------------------------


72 | IDS LIFE OF NEW YORK ACCOUNT 8

                                                     WANGER INTL      WANGER U.S.     WF ADV VT      WF ADV VT      WF ADV VT
                                                       SM CAP           SM CO      ASSET ALLOC(4)   INTL CORE(4)      OPP(4)
                                                  ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                      $     0.70      $     1.15             --              --             --
At Dec. 31, 2002                                      $     0.60      $     0.95             --              --             --
At Dec. 31, 2003                                      $     0.88      $     1.35     $     1.11      $     1.19     $     1.13
At Dec. 31, 2004                                      $     1.14      $     1.58     $     1.20      $     1.29     $     1.32
At Dec. 31, 2005                                      $     1.37      $     1.75     $     1.25      $     1.40     $     1.41
--------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                             180             239             --              --             --
At Dec. 31, 2002                                             772           1,133             --              --             --
At Dec. 31, 2003                                           1,557           2,194              2               8              2
At Dec. 31, 2004                                           2,345           3,089            155              29             24
At Dec. 31, 2005                                           3,190           4,102            205              42             54
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                      $      126      $      276             --              --             --
At Dec. 31, 2002                                      $      462      $    1,078             --              --             --
At Dec. 31, 2003                                      $    1,373      $    2,963     $        3      $        9     $        3
At Dec. 31, 2004                                      $    2,671      $    4,891     $      186      $       37     $       32
At Dec. 31, 2005                                      $    4,376      $    7,161     $      255      $       58     $       76
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                              --            0.01%            --              --             --
For the year ended Dec. 31, 2002                              --              --             --              --             --
For the year ended Dec. 31, 2003                            0.24%             --           8.59%             --           0.05%
For the year ended Dec. 31, 2004                            0.57%             --           3.18%           0.20%            --
For the year ended Dec. 31, 2005                            1.00%             --           2.14%           2.23%            --
--------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                            0.90%           0.90%            --              --             --
For the year ended Dec. 31, 2002                            0.90%           0.90%            --              --             --
For the year ended Dec. 31, 2003                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%          0.90%           0.90%          0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%          0.90%           0.90%          0.90%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                          (22.22%)          9.52%            --              --             --
For the year ended Dec. 31, 2002                          (14.29%)        (17.39%)           --              --             --
For the year ended Dec. 31, 2003                           46.67%          42.11%         11.00%          19.00%         13.00%
For the year ended Dec. 31, 2004                           29.10%          17.27%          8.36%           8.65%         17.02%
For the year ended Dec. 31, 2005                           20.44%          10.26%          4.05%           8.69%          6.84%
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 73

                                                                     WF ADV VT
                                                                   SM CAP GRO(4)
                                                                  --------------
ACCUMULATION UNIT VALUE

At Dec. 31, 2001                                                          --
At Dec. 31, 2002                                                          --
At Dec. 31, 2003                                                     $  1.18
At Dec. 31, 2004                                                     $  1.33
At Dec. 31, 2005                                                     $  1.40
--------------------------------------------------------------------------------
UNITS (000S)

At Dec. 31, 2001                                                          --
At Dec. 31, 2002                                                          --
At Dec. 31, 2003                                                          15
At Dec. 31, 2004                                                          69
At Dec. 31, 2005                                                         123
--------------------------------------------------------------------------------
NET ASSETS (000S)

At Dec. 31, 2001                                                          --
At Dec. 31, 2002                                                          --
At Dec. 31, 2003                                                     $    17
At Dec. 31, 2004                                                     $    91
At Dec. 31, 2005                                                     $   172
--------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)

For the year ended Dec. 31, 2001                                          --
For the year ended Dec. 31, 2002                                          --
For the year ended Dec. 31, 2003                                          --
For the year ended Dec. 31, 2004                                          --
For the year ended Dec. 31, 2005                                          --
--------------------------------------------------------------------------------
EXPENSE RATIO(2)

For the year ended Dec. 31, 2001                                          --
For the year ended Dec. 31, 2002                                          --
For the year ended Dec. 31, 2003                                        0.90%
For the year ended Dec. 31, 2004                                        0.90%
For the year ended Dec. 31, 2005                                        0.90%
--------------------------------------------------------------------------------
TOTAL RETURN(3)

For the year ended Dec. 31, 2001                                          --
For the year ended Dec. 31, 2002                                          --
For the year ended Dec. 31, 2003                                       18.00%
For the year ended Dec. 31, 2004                                       12.75%
For the year ended Dec. 31, 2005                                        5.29%
--------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)   Operations commenced on Aug. 18, 2003.

(5)   Operations commenced on Dec. 8, 2003.


74 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.

                                                            /s/ Ernst Young LLP

Minneapolis, Minnesota
February 27, 2006


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 75

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                               2005            2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,345,119; 2004, $1,346,261)             $1,347,418      $1,398,741
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $2,000)                                --           2,082
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $2,297)         168,876         166,218
Policy loans                                                                                            31,274          30,550
Trading securities and other investments                                                                    12              30
------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                              1,547,580       1,597,621

Cash and cash equivalents                                                                               28,241          25,176
Reinsurance recoverables                                                                                36,885          31,006
Amounts due from brokers                                                                                    65               9
Other accounts receivable                                                                                3,486           2,740
Accrued investment income                                                                               16,839          17,630
Deferred policy acquisition costs                                                                      210,284         190,548
Deferred sales inducement costs                                                                          9,562           6,186
Other assets                                                                                             5,685           5,543
Separate account assets                                                                              1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                  $3,813,760      $3,558,129
==============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                  $1,126,367      $1,137,105
   Variable annuity guarantees                                                                             921           1,565
   Universal life insurance                                                                            187,589         183,305
   Traditional life insurance                                                                           20,973          20,256
   Disability income and long-term care insurance                                                      122,476         110,536
Policy claims and other policyholders' funds                                                             6,796           5,600
Deferred income taxes, net (as restated for 2004, see Note 1)                                           18,776          24,267
Other liabilities                                                                                        8,410          13,000
Separate account liabilities                                                                         1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              3,447,441       3,177,304
------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000           2,000
   Additional paid-in capital                                                                           49,000          49,000
   Retained earnings (as restated for 2004, see Note 1)                                                314,519         299,846
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                      800          29,979
------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                       366,319         380,825
------------------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholder's equity                                                          $3,813,760      $3,558,129
==============================================================================================================================

See accompanying Notes to Financial Statements.


76 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                     2005            2004            2003
REVENUES

Premiums:
   Traditional life insurance                                       $   4,397       $   4,072       $   3,825
   Disability income and long-term care insurance                      17,696          17,643          17,873
--------------------------------------------------------------------------------------------------------------
      Total premiums                                                   22,093          21,715          21,698
Net investment income                                                  88,729          86,035          87,117
Contractholder and policyholder charges                                32,756          31,519          29,729
Mortality and expense risk and other fees                              23,369          20,605          14,326
Net realized gain (loss) on investments                                 7,250             575            (338)
--------------------------------------------------------------------------------------------------------------
      Total revenues                                                  174,197         160,449         152,532
--------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                           2,845           2,693           3,812
   Investment contracts and universal life-type insurance               8,931          11,541          11,885
   Disability income and long-term care insurance                       6,009           5,264           3,598
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                            (404)           (556)           (704)
   Disability income and long-term care insurance                       8,064           8,897          10,401
Interest credited to account values                                    51,202          48,403          51,823
Amortization of deferred policy acquisition costs                      16,014          10,489           8,479
Separation costs                                                        3,915              --              --
Other insurance and operating expenses                                 23,180          17,862          17,024
--------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                     119,756         104,593         106,318
--------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change               54,441          55,856          46,214
Income tax provision                                                   17,268          18,113          15,286
--------------------------------------------------------------------------------------------------------------
Income before accounting change                                        37,173          37,743          30,928
Cumulative effect of accounting change, net of tax                         --          (2,725)             --
--------------------------------------------------------------------------------------------------------------
Net income                                                          $  37,173       $  35,018       $  30,928
==============================================================================================================

See accompanying Notes to Financial Statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 77

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                 2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $  37,173       $  35,018       $  30,928
Adjustments to reconcile net income to net cash provided
 by operating activities:
   Cumulative effect of accounting change, net of tax                  --           2,725              --
   Amortization of deferred policy acquisition costs               16,014          10,489           8,479
   Amortization of deferred sales inducement costs                    788             892             633
   Capitalization of deferred policy acquisition costs            (30,570)        (23,802)        (23,927)
   Capitalization of deferred sales inducement costs               (3,791)         (1,752)         (2,213)
   Amortization of premium, net                                     2,545           2,236             808
   Deferred income taxes                                           10,222           4,050           3,870
   Policyholder and contractholder charges, non-cash              (14,565)        (14,266)        (14,352)
   Net realized (gain) loss on investments                         (7,250)           (575)            338
   Net realized gain on trading securities                             --              (1)             --
Change in operating assets and liabilities:
   Trading securities, net                                             18             (29)             --
   Future policy benefits for traditional life, disability
      income and long-term care insurance                          12,657          13,750          14,246
   Policy claims and other policyholder's funds                     1,196             822           2,435
   Policy loans, excluding universal life-type insurance:
      Repayment                                                     2,266           2,494           2,566
      Issuance                                                     (2,792)         (2,554)         (2,230)
   Reinsurance recoverables                                        (5,879)         (6,827)         (4,112)
   Other accounts receivable                                         (746)           (609)           (555)
   Accrued investment income                                          791              25            (707)
   Other assets and liabilities, net                               (3,633)           (702)         (1,857)
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                    14,444          21,384          14,350
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                          159,378          92,583         488,168
   Maturities, sinking fund payments and calls                    135,670         128,099         139,530
   Purchases                                                     (287,197)       (278,401)       (718,910)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls              16,701          31,508          24,184
   Purchases                                                      (19,361)        (40,402)        (70,848)
   Change in amounts due to and from brokers, net                     (56)              3             (12)
----------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities           5,135         (66,610)       (137,888)
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and
  universal life-type insurance:
   Considerations received                                         75,403         111,916         141,822
   Interest credited to account values                             51,202          48,403          51,823
   Surrenders and other benefits                                 (120,421)        (81,182)        (61,174)
Universal life-type insurance policy loans:
   Repayment                                                        5,030           4,735           4,484
   Issuance                                                        (5,228)         (5,585)         (3,908)
Cash dividends to IDS Life Insurance Company                      (22,500)        (21,500)        (20,000)
----------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities         (16,514)         56,787         113,047
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                3,065          11,561         (10,491)
Cash and cash equivalents at beginning of year                     25,176          13,615          24,106
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                        $  28,241       $  25,176       $  13,615
==========================================================================================================

Supplemental disclosures:
   Income taxes paid                                            $  12,132       $  12,378       $  12,340
   Interest paid on borrowings                                          8              --             108

See accompanying Notes to Financial Statements.


78 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                           ADDITIONAL              ACCUMULATED OTHER
                                                                              CAPITAL       PAID-IN      RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL           STOCK        CAPITAL      EARNINGS       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously reported          $381,855         $2,000       $49,000      $295,714      $35,141
Deferred tax adjustment (Note 1)                               (20,314)                                   (20,314)
                                                              ----------------------------------------------------------------------
Balances at December 31, 2002, as restated                     361,541          2,000        49,000       275,400       35,141
Comprehensive income:
   Net income                                                   30,928                                     30,928
   Change in unrealized holding gains on securities, net        (3,912)                                                 (3,912)
                                                              ---------
   Total comprehensive income                                   27,016
Cash dividends                                                 (20,000)                                   (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                     368,557          2,000        49,000       286,328       31,229
Comprehensive income:
   Net income                                                   35,018                                     35,018
   Change in unrealized holding gains on securities, net        (1,250)                                                 (1,250)
                                                              ---------
   Total comprehensive income                                   33,768
Cash dividends                                                 (21,500)                                   (21,500)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                     380,825          2,000        49,000       299,846       29,979
Comprehensive income:
   Net income                                                   37,173                                     37,173
   Change in unrealized holding gains on securities, net       (29,179)                                                (29,179)
                                                              ---------
   Total comprehensive income                                    7,994
Cash dividends                                                 (22,500)                                   (22,500)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                 $366,319         $2,000       $49,000      $314,519      $   800
====================================================================================================================================

See accompanying Notes to Financial Statements.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 79

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care
(LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


80 | IDS LIFE OF NEW YORK ACCOUNT 8
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 81

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.


82 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 83

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.


84 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 85

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                    GROSS        GROSS
                                                    AMORTIZED    UNREALIZED    UNREALIZED          FAIR
(THOUSANDS)                                            COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  706,587      $12,328      $(10,116)      $  708,799
   Mortgage and other asset-backed securities         442,386        3,924        (5,731)         440,579
   Foreign corporate bonds and obligations            165,939        4,457        (2,598)         167,798
   U.S. Government and agencies obligations            17,999           63          (383)          17,679
   Foreign government bonds and obligations             6,212          566            (8)           6,770
   State and municipal obligations                      5,996           --          (203)           5,793
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,345,119       21,338       (19,039)       1,347,418
---------------------------------------------------------------------------------------------------------
   Total                                           $1,345,119      $21,338      $(19,039)      $1,347,418
---------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------------
                                                                   GROSS        GROSS
                                                   AMORTIZED     UNREALIZED   UNREALIZED         FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  712,769      $33,335      $(1,686)      $  744,418
   Mortgage and other asset-backed securities         393,336       11,098         (530)         403,904
   Foreign corporate bonds and obligations            169,472       10,939         (549)         179,862
   U.S. Government and agencies obligations            18,447          142          (40)          18,549
   Foreign government bonds and obligations             5,909          503          (43)           6,369
   State and municipal obligations                      5,995           28         (159)           5,864
   Structured investments(a)                           40,333           --         (558)          39,775
---------------------------------------------------------------------------------------------------------
Total fixed maturities                              1,346,261       56,045       (3,565)       1,398,741
Preferred and common stocks                             2,000           82           --            2,082
---------------------------------------------------------------------------------------------------------
   Total                                           $1,348,261      $56,127      $(3,565)      $1,400,823
---------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated collateralized debt obligations and SLTs.


86 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 89% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $52 million and $63 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                    2005             2004
--------------------------------------------------------------------------------
AAA                                                         36%              32%
AA                                                           6                3
A                                                           24               25
BBB                                                         27               31
Below investment grade                                       7                9
--------------------------------------------------------------------------------
   Total                                                   100%             100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 36% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                 FAIR         UNREALIZED        FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE          LOSSES          VALUE       LOSSES        VALUE          LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $342,160      $ (7,529)      $ 58,020      $(2,587)      $400,180      $(10,116)
Mortgage and other asset-backed securities       234,001        (4,409)        37,259       (1,322)       271,260        (5,731)
Foreign corporate bonds and obligations           59,315        (1,450)        25,266       (1,148)        84,581        (2,598)
U.S. Government and agencies obligations          17,194          (383)            --           --         17,194          (383)
Foreign government bonds and obligations             332            (8)            --           --            332            (8)
State and municipal obligations                    4,836          (158)           957          (45)         5,793          (203)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $657,838      $(13,937)      $121,502      $(5,102)      $779,340      $(19,039)
--------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES         VALUE         LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $110,355      $  (815)      $29,451      $  (871)      $139,806      $(1,686)
Mortgage and other asset-backed securities        43,776         (486)        5,607          (44)        49,383         (530)
Foreign corporate bonds                           29,093         (245)       21,196         (304)        50,289         (549)
U.S. Government and agencies obligations           4,944          (40)           --           --          4,944          (40)
Foreign government bonds and obligations              97           (3)          767          (40)           864          (43)
State and municipal obligations                       --           --         3,843         (159)         3,843         (159)
Structured investments                                --           --        17,165         (558)        17,165         (558)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                        $188,265      $(1,589)      $78,029      $(1,976)      $266,294      $(3,565)
--------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                  12 MONTHS OR MORE                       TOTAL
--------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                          GROSS                             GROSS                              GROSS
FAIR VALUE TO             NUMBER OF             UNREALIZED  NUMBER OF             UNREALIZED  NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE   LOSSES   SECURITIES  FAIR VALUE   LOSSES   SECURITIES   FAIR VALUE   LOSSES
--------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   252        $639       $(12)       43          $ 98      $(4)       295          $ 737      $(16)
90% - 95%                     21          16         (1)       10            22       (1)        31             38        (2)
80% - 90%                      2           3         (1)        2             1       --          4              4        (1)
--------------------------------------------------------------------------------------------------------------------------------
   Total                     275        $658       $(14)       55          $121      $(5)       330          $ 779      $(19)
--------------------------------------------------------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 87

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                  2005         2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $15,053, $818, and $1,742, respectively             $(27,956)      $ 1,519       $(3,235)
Reclassification of realized gains, net of tax of $2,539, $641, and $0, respectively        (4,715)       (1,191)           (1)
DAC, net of tax of $1,813, $487 and $365, respectively                                       3,367          (905)         (676)
DSIC, net of tax of $131, $137, and $0, respectively                                           242          (254)           --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                      (117)         (419)           --
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                          $(29,179)      $(1,250)      $(3,912)
-------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                     AMORTIZED           FAIR
(THOUSANDS)                                            COST              VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   18,704       $   18,862
Due after 1 through 5 years                             193,723          195,910
Due after 5 through 10 years                            631,312          630,491
Due after 10 years                                       58,994           61,576
--------------------------------------------------------------------------------
                                                        902,733          906,839
Mortgage and other asset-backed securities              442,386          440,579
--------------------------------------------------------------------------------
Total                                                $1,345,119       $1,347,418
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $159,378       $ 92,583      $488,168
Maturities, sinking fund payments and calls              $135,670       $128,099      $139,530
Purchases                                                $287,197       $278,401      $718,910
----------------------------------------------------------------------------------------------


88 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                  2005          2004           2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 8,949       $ 2,224       $ 15,397
Gross realized losses from sales           $(1,068)      $  (392)      $ (8,271)
Other-than-temporary impairments           $  (627)      $    --       $ (7,125)
--------------------------------------------------------------------------------

The $0.6 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $7.1 million of other-than-temporary impairments in 2003 consisted of $5.9 million related to corporate debt securities and $1.2 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.3 million. The carrying value of this retained interest was $17.2 million at December 31, 2004, of which $12.7 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $290 thousand and $293 thousand, respectively were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                2005            2004
---------------------------------------------------------------------------------
Mortgage loans on real estate                            $171,173       $168,515
Less: allowance for loan losses                            (2,297)        (2,297)
---------------------------------------------------------------------------------
Net mortgage loans                                       $168,876       $166,218
---------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                      2005         2004         2003
--------------------------------------------------------------------------------
Balance, beginning of year                      $2,297       $1,498       $1,157
Provision for mortgage loan losses                  --          799          341
--------------------------------------------------------------------------------
Balance, end of year                            $2,297       $2,297       $1,498
--------------------------------------------------------------------------------


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 89

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                     2005                          2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE     FUNDING       ON BALANCE        FUNDING
REGION                                 SHEET       COMMITMENTS        SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------
East North Central                   $  45,488       $     --      $  42,084       $    --
Mountain                                29,091             --         32,093            --
South Atlantic                          24,677             --         18,637            --
Middle Atlantic                         22,396             --         21,738            --
Pacific                                 22,389             --         20,527            --
New England                             10,178             --         10,496            --
West North Central                       8,537             --         12,728            --
East South Central                       6,717          1,800          6,338            --
West South Central                       1,700          2,800          3,874            --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515            --
Less: allowance for loan losses         (2,297)            --         (2,297)           --
---------------------------------------------------------------------------------------------
   Total                             $ 168,876       $  4,600      $ 166,218       $    --
---------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                        2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE      FUNDING      ON BALANCE        FUNDING
PROPERTY TYPE                           SHEET      COMMITMENTS       SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------
Department/retail stores             $  51,585       $     --      $  48,035       $     --
Office buildings                        38,261          2,800         42,695             --
Apartments                              33,052          1,800         34,608             --
Industrial buildings                    30,543             --         25,880             --
Medical buildings                        6,552             --          6,799             --
Hotels/motels                            5,338             --          5,516             --
Mixed use                                1,314             --          1,355             --
Other                                    4,528             --          3,627             --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515             --
Less: allowance for loan losses         (2,297)            --         (2,297)            --
---------------------------------------------------------------------------------------------
Total                                $ 168,876       $  4,600      $ 166,218       $     --
---------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                                $74,633        $73,139       $76,491
Income on mortgage loans on real estate                    10,457         10,535         8,830
Trading securities and other investments                    4,468          3,850         3,272
----------------------------------------------------------------------------------------------
                                                           89,558         87,524        88,593
Less: investment expenses                                     829          1,489         1,476
----------------------------------------------------------------------------------------------
   Total                                                  $88,729        $86,035       $87,117
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
-----------------------------------------------------------------------------------------------
Fixed maturities                                           $7,254        $ 1,832         $   1
Mortgage loans on real estate                                  (4)        (1,256)         (341)
Trading securities and other investments                       --             (1)            2
-----------------------------------------------------------------------------------------------
   Total                                                   $7,250        $   575         $(338)
-----------------------------------------------------------------------------------------------


90 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $ 190,548       $ 178,641       $ 164,234
Impact of SOP 03-1                                                                               --             (14)             --
Capitalization of acquisition costs                                                          30,570          23,802          23,927
Amortization, excluding impact of changes in assumptions                                    (19,314)        (12,689)        (14,979)
Amortization, impact of annual third quarter changes in DAC-related assumptions               3,300           2,200           6,500
Impact of changes in net unrealized securities losses (gains)                                 5,180          (1,392)         (1,041)
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $ 210,284       $ 190,548       $ 178,641
------------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                    2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $   6,186       $   5,717       $   4,137
Capitalization of sales inducements                                                           3,791           1,752           2,213
Amortization                                                                                   (788)           (892)           (633)
Impact of changes in net unrealized securities losses (gains)                                   373            (391)             --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $   9,562       $   6,186       $   5,717
------------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 91

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                           2005             2004
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium  Total Contract Value                     $  309,173      $   77,607
                                                     Contract Value in Separate Accounts      $  269,427      $   51,031
                                                     Net Amount at Risk*                      $      407      $      733
                                                     Weighted Average Attained Age                    59              58
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset     Total Contract Value                     $1,545,792      $1,621,400
                                                     Contract Value in Separate Accounts      $1,263,467      $1,325,691
                                                     Net Amount at Risk*                      $   47,919      $   73,753
                                                     Weighted Average Attained Age                    60              60
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                     $  120,887      $   66,339
                                                     Contract Value in Separate Accounts      $  109,223      $   56,095
                                                     Net Amount at Risk*                      $       26      $       --
                                                     Weighted Average Attained Age                    59              57
-----------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                            Total Contract Value                     $   32,924      $    3,004
                                                     Contract Value in Separate Accounts      $   30,971      $    1,318
                                                     Net Amount at Risk*                      $       12      $       --
                                                     Weighted Average Attained Age                    56              64
------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                     Total Contract Value                     $       67      $       41
                                                     Contract Value in Separate Accounts      $       67      $       41
                                                     Net Amount at Risk*                      $       --      $       .1
                                                     Weighted Average Attained Age                    47              --
------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.

-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                   GMDB & GGU
-------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                 Liability balance at January 1                               $1,565
                                                     Reported claims                                              $  741
                                                     Liability balance at December 31                             $  744
                                                     Incurred claims (reported + change in liability)             $  (80)
------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.


92 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $ 5,610        $12,716       $10,056
   Deferred                                                10,222          4,050         3,870
----------------------------------------------------------------------------------------------
Total federal income taxes                                 15,832         16,766        13,926
State income taxes-current                                  1,436          1,347         1,360
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $17,268        $18,113       $15,286
----------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                           2005            2004           2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                 35.0%           35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                 (3.4)           (2.3)          (1.7)
   State income taxes, net of federal benefit               1.7             1.6            1.9
   Other, net                                              (1.6)           (1.9)          (2.1)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change              31.7%           32.4%          33.1%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                     2005            2004
-------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                             $42,138        $38,872
   Other investments                                             2,095          9,087
   Other                                                         3,566            212
-------------------------------------------------------------------------------------
Total deferred income tax assets                                47,799         48,171
-------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                            60,668         56,270
   Deferred taxes related to net securities unrealized gains       434         16,145
   Deferred compensation                                           745             --
   Other                                                         4,728             23
-------------------------------------------------------------------------------------
Total deferred income tax liabilities                           66,575         72,438
-------------------------------------------------------------------------------------
Deferred income tax liabilities, net                           $18,776        $24,267
-------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had no balance in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $5.6 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 93

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities gains                           $15,711           $673        $2,107
----------------------------------------------------------------------------------------------
Net income tax benefit                                    $15,711           $673        $2,107
----------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $230.6 million and $225.0 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $23.1 million in 2006 would be subject to the pre-notification requirement..

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net income                                     $ 29,525       $ 34,718      $ 25,295
Statutory capital and surplus                             232,577        227,022       218,649

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $246.0 million and $238.2 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $39.9 million and $44.1 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $68 thousand in 2005, $47 thousand in 2004, and $30 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $186 thousand, $170 thousand and $145 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $25.2 million, $17.8 million, and $17.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $2.9 million and $2.6 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.3 billion and $7.5 billion, respectively, of which $3.6 billion, $2.7 billion and $1.9 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $8.1 million, $7.3 million and $6.3 million and reinsurance recovered from reinsurers amounted to $2.8 million, $1.8 million and $131 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.


94 | IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments, was $177 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                          2005                           2004
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING           FAIR          CARRYING          FAIR
(THOUSANDS)                                                     VALUE            VALUE           VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $   28,241      $   28,241      $   25,176      $   25,176
Available-for-Sale securities                                  1,347,418       1,347,418       1,400,823       1,400,823
Mortgage loans on real estate, net                               168,876         173,961         166,218         173,426
Policy loans                                                      31,274          31,274          30,550          30,550
Trading securities                                                    12              12              30              30
Separate account assets                                        1,955,133       1,955,133       1,681,670       1,681,670
Derivative financial instruments                                     137             137             137             137

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $1,028,715      $  997,853      $1,039,735      $1,007,390
Separate account liabilities                                   1,686,819       1,620,876       1,448,609       1,396,660
------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.


                                             IDS LIFE OF NEW YORK ACCOUNT 8 | 95

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.7 million and $97.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $34.0 million and $37.0 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $93.6 million and $80.6 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                                2005           2004            2003
-----------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                      $  37,173       $  35,018       $  30,928
Deferred policy acquisition costs                                        (14,557)         (8,660)        (16,185)
Adjustments of future policy benefit liabilities                          (8,970)         (3,933)          5,849
Deferred income tax expense                                                6,205           4,050           3,870
Provision for losses on investments                                         (500)            800             341
Interest maintenance reserves gain/loss transfer and amortization         (3,779)           (453)         (5,343)
Adjustment to separate account reserves                                   12,396           4,221           6,779
Other, net                                                                 1,557           3,675            (944)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                             $  29,525       $  34,718       $  25,295
-----------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements            $ 366,319       $ 380,825       $ 368,557
Deferred policy acquisition costs                                       (210,284)       (190,548)       (178,641)
Deferred sales inducements                                                (9,562)         (6,186)         (5,716)
Adjustments of future policy benefit liabilities                          40,938          41,458          31,857
Deferred income tax liabilities                                           49,533          58,467          59,129
Asset valuation reserve                                                  (13,423)        (11,133)         (7,349)
Adjustments of separate account liabilities                               73,133          60,737          56,516
Adjustments of investments to amortized cost                              (2,299)        (52,563)        (52,048)
Premiums due, deferred and in advance                                        925           1,063           1,187
Deferred revenue liability                                                 4,242           4,457           4,584
Reserves for mortgage loan losses                                          1,798           2,298           1,498
Non-admitted assets                                                      (27,576)        (28,717)        (33,757)
Interest maintenance reserve                                              (8,953)         (5,459)         (5,007)
Reinsurance ceded reserves                                               (35,042)        (29,025)        (22,084)
Other, net                                                                 2,828           1,348             (77)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                    $ 232,577       $ 227,022       $ 218,649
-----------------------------------------------------------------------------------------------------------------


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                                                                 S-6337 D (5/06)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed electronically as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Standard Terms and Conditions of Trust, effective August 4, 1986, filed electronically as Exhibit 1.A.(8)(d) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 81 subaccounts dated May 20, 2005 filed electronically on or about April 27, 2006 as Exhibit
         (a)(3) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1)   Explanation of New York Sales Agreements, filed electronically as
         Exhibit 1.A.(3)(b)(i) to Registrant's Form N-8B-2 with
         Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(ii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York, filed electronically as Exhibit 1.A.(3)(b)(iii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(4) Form of "Field Trainer's" Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(iv) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(v) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(6) Form of "New York District Manager-Insurance" Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(vi) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(vii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(c)(8) Form of "New York Division Manager-Insurance" Rider to Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(viii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy, dated April 1, 1987, filed electronically as Exhibit 1.A.(5) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(d)(2) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 23 to the Registration Statement No. 33-15290 is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy, filed electronically as Exhibit 1.A.(10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(1) Certificate of Amendment of the Certificate of Incorporation of IDS Life Insurance Company of New York, filed electronically as Exhibit 1.A.(6)(a) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(f)(2) Amended Bylaws of IDS Life Insurance Company of New York, dated May 1992, filed electronically as Exhibit 1.A.(6)(b) to Post-Effective Amendment No. 12, File No. 33-15290 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(g)(1) Redacted copy of Automatic Agreement between IDS Life Insurance Company of New York and Reinsurer dated April 1, 1990 is filed electronically herewith.

(g)(2) Redacted copy of Addendum to the Automatic Reinsurance Agreement dated April 1, 1990 between IDS Life Insurance Company of New York and Reinsurer, identified as Number 652-1-0, effective May 1, 1990 is filed electronically herewith.

(g)(3) Redacted copy of Addendum to the Automatic Reinsurance Agreement dated April 1, 1990 between IDS Life Insurance Company of New York and Reinsurer, identified as Number 652-2-0, effective May 1, 1992 is filed electronically herewith.

(g)(4) Redacted copy of Addendum to the Automatic Reinsurance Agreement dated April 1, 1990 between IDS Life Insurance Company of New York and Reinsurer, identified as Number 652-3-0, effective November 1, 1993 is filed electronically herewith.

(g)(5) Redacted copy of Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer dated August 29, 1990 and identified as Number U81736 is filed electronically herewith.

(g)(6) Redacted copy of Reinsurance Agreement between Reinsurer and IDS Life Insurance Company of New York identified as Agreement Number BA052-86 is filed electronically herewith.

(g)(7) Redacted copy of Addendum Number 1 to the Reinsurance Agreement between IDS Life Insurance Company of New York and the Reinsurer, identified as Number BA052-86 is filed electronically herewith.

(g)(8) Redacted copy of Automatic Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer is filed electronically herewith.

(g)(9) Redacted copy of Amendment Number 2 to the Automatic Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer dated July 1, 1987 is filed electronically herewith.

(g)(10)  Redacted copy of Amendment Number 7 to the Automatic YRT
         Reinsurance Agreement dated April 1, 1990, identified as Number NA4429-90, made between IDS Life Insurance Company of New York and the Reinsurer is filed electronically herewith.


(h)(1) Reference Trust Indenture among Shearson Lehman Brothers Inc., the Bank of New York and Standard & Poor's Corporation, dated August 4, 1986, filed electronically as Exhibit 1.A.(8)(c) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
         Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as
         Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as
         Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL-NY is filed electronically herewith as Exhibit (m)(1).

(n) Consent of Independent Registered Public Accounting Firm for VUL-NY dated April 25, 2006 is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies, filed electronically as
         Exhibit 1.A.(11) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 21, 2005 is filed electronically herewith as Exhibit
         (r)(1).

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated July 7, 2004 is filed electronically herewith as Exhibit
         (r)(2).

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)


Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Anti-Money Laundering
                                                                                Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                 Senior Vice President - Corporate Tax

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                     172 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Gregory C. Johnson                                                              Director

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Julie A. Ruether                                                                Chief Compliance Officer, Assistant Secretary

Heather M. Somers                                                               General Counsel and Assistant Secretary

David K. Stewart                                                                Vice President and Controller

Beth E. Weimer                                                                  Chief Compliance Officer -
                                                                                Insurance Separate Accounts

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Kevin Palmer                                                                    Vice President and Chief Actuary

Thomas R. Moore                                                                 Secretary

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

Item 30. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
          Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
          Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
          International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
          Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
          Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
          Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.;
          AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP
          Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust; Income Trust; World Trust; Ameriprise Certificate Company;
          Advisory Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                        Position and Offices with
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief
                                                   Client Service Officer

         Timothy V. Bechtold                       Vice President -
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer

         Walter S. Berman                          Director

         Robert C. Bloomer                         Vice President - Technologies III

         Leslie H. Bodell                          Vice President - Technologies I

         Rob Bohli                                 Group Vice President -
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail

         James M. Cracchiolo                       Director, Chairman of the Board
                                                   and Chief Executive Officer

         Colleen Curran                            Vice President and
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning

         Benjamin R. Field                         Vice President - Finanace
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations

         Gary W. Gassmann                          Group Vice President -
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales
                                                   Manager External Channel

         Steven Guida                              Vice President -
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -
                                                   Incentive Management

         Brian M. Heath                            Director, President
         Suite 150
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I

         Theodore M. Jenkin                        Group Vice President -
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor
                                                   Marketing

         William A. Jones                          Vice President - Technologies III

         John C. Junek                             Senior Vice President and
                                                   General Counsel

         Ora J. Kaine                              Vice President -
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering Officer

         Benji Orr                                 Deputy Anti-Money Laundering
                                                   Officer

         Lori J. Larson                            Vice President - Advisor
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage

         Michael J. O'Keefe                        Vice President -
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor

         Kristi L. Petersen                        Vice President - One Account
                                                   and Cash

         John G. Poole                             Group Vice President -
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy
                                                   and Planning

         Gary A. Scott                             Vice President - Client
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -
                                                   Client Service Organization

         Kathy Stalwick                            Vice President

         Paul J. Stanislaw                         Group Vice President -
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller

         Jeffrey J. Stremcha                       Vice President - Technologies I

         John T. Sweeney                           Vice President, Lead Financial
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and
                                                   Chief Investment Officer

         George F. Tsafaridis                      Vice President - Quality &
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III

         Peter S. Velardi                          Senior Vice President -
                                                   Field Management

         Andrew O. Washburn                        Vice President -
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance

         Robert K. Whalen                          Group Vice President -
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance
                                                   Operations

         Gayle W. Winfree                          Group Vice President -
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk
                                                   Management

         Michael R. Woodward                       Senior Vice President -
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203 (800) 541-2251.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 27th day of April, 2006.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/ Timothy V. Bechtold*
                            -------------------
                                Timothy V.Bechtold
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2006.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Anti-Money Laundering
                                       Prevention Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Gregory C. Johnson*               Director
-----------------------------
     Gregory C. Johnson

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

/s/  Jeryl A. Millner*                 Director
-----------------------------
     Jeryl A. Millner

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  David K. Stewart**                Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated October 21, 2005, and is filed electronically herewith as Exhibit (r)(1), by:

** Signed pursuant to Power of Attorney dated July 7, 2004, and is filed electronically herewith as Exhibit (r)(2), by:


/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 29 TO REGISTRATION STATEMENT
NO. 33-15290

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

      The prospectus for IDS Life of New York Variable Universal Life Insurance.

Part B.

      Combined Statement of Additional Information and Financial Statements of IDS Life of New York Account 8.

Part C.

Other information.

The signatures.

Exhibits.